Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	CY
Trading Symbol	TRQ
Entity Registrant Name	TURQUOISE HILL RESOURCES LTD.
Entity Central Index Key	0001158041
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	1,005,535,530

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 1,162,884	$ 998,054
Short-term investments	15,000
Accounts receivable (Note 4)	26,460	101,233
Due from related parties (Note 23)	1,672	1,227
Inventories (Note 5)	351,900	108,483
Prepaid expenses	52,750	56,327
TOTAL CURRENT ASSETS	1,610,666	1,265,324
LONG-TERM INVESTMENTS (Note 6)	66,872	107,277
OTHER LONG-TERM INVESTMENTS (Note 7)	270,612	317,325
INVENTORIES (Note 5)	67,897
PROPERTY, PLANT AND EQUIPMENT (Note 9)	6,963,750	4,363,501
DEFERRED INCOME TAXES (Note 14)	47,556	33,062
OTHER ASSETS	57,438	50,339
TOTAL ASSETS	9,084,791	6,136,828
LIABILITIES
Accounts payable and accrued liabilities (Note 10)	755,705	653,015
Payable to related parties (Note 23)	185,462	28,170
Amounts due under credit facilities (Note 11)		44,884
Interest payable on long-term debt (Note 12 and 13)	31,406	10,808
Interim funding facility (Note 13 (a))	1,799,004
TOTAL CURRENT LIABILITIES	2,771,577	736,877
CONVERTIBLE CREDIT FACILITY (Note 12)	102,473	141,853
INTERIM FUNDING FACILITY (Note 13 (a))		400,655
PAYABLE TO RELATED PARTIES (Note 23)		56,783
DEFERRED INCOME TAXES (Note 14)		15,282
ASSET RETIREMENT OBLIGATIONS (Note 15)	126,912	45,553
TOTAL LIABILITIES	3,000,962	1,397,003
COMMITMENTS AND CONTINGENCIES (Note 25)
EQUITY
SHARE CAPITAL (Note 16)	9,145,394	6,819,367
ADDITIONAL PAID-IN CAPITAL	1,520,745	1,389,721
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Note 17)	12,849	(2,300)
DEFICIT	(4,606,905)	(3,483,948)
TOTAL TURQUOISE HILL RESOURCES LTD. SHAREHOLDERS' EQUITY	6,072,083	4,722,840
NONCONTROLLING INTERESTS (Note 18)	11,746	16,985
TOTAL EQUITY	6,083,829	4,739,825
TOTAL LIABILITIES AND EQUITY	$ 9,084,791	$ 6,136,828

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Preferred shares, par value
Preferred shares, authorized	Unlimited	Unlimited
Common shares, par value
Common shares, authorized	Unlimited	Unlimited
Common shares, shares issued	1,005,535,530	739,382,976
Common shares, shares outstanding	1,005,535,530	739,382,976

Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
REVENUE	$ 133,771	$ 179,049
COST OF SALES (Note 19)	(208,085)	(184,849)
EXPENSES
Exploration and evaluation	(168,966)	(210,490)
Other operating expenses (Note 20)	(159,883)	(72,098)
General and administrative	(154,486)	(100,805)
Depreciation	(2,797)	(2,430)
Accretion of asset retirement obligations (Note 15)	(4,997)	(694)
Write-down of current assets (Note 4)	(16,205)	(4,288)
TOTAL EXPENSES	(715,419)	(575,654)
OPERATING LOSS	(581,648)	(396,605)
OTHER INCOME (EXPENSES)
Interest income	19,453	22,077
Interest expense	(11,943)	(11,013)
Financing costs (Note 16 (c))	(164,384)
Foreign exchange gains (losses)	7,236	(16,831)
Change in fair value of derivative (Note 16 (d) and (e))	194,664	(432,536)
Change in fair value of embedded derivatives (Note 12)	39,512	106,489
Gain on settlement of note receivable (Note 8)		102,995
Other (expense) income (Note 21)	(17,049)	1,970
LOSS BEFORE INCOME TAXES AND OTHER ITEMS	(514,159)	(623,454)
(Provision) recovery of income and capital taxes (Note 14)	(34,340)	650
Share of (loss) income of significantly influenced investees (Note 6 (a) and (b))	(32,944)	17,208
NET LOSS FROM CONTINUING OPERATIONS	(581,443)	(605,596)
LOSS FROM DISCONTINUED OPERATIONS (Note 3)		(9,105)
NET LOSS	(581,443)	(614,701)
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS (Note 18)	146,888	44,329
NET LOSS ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.	$ (434,555)	$ (570,372)
BASIC AND DILUTED LOSS PER SHARE ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.
CONTINUING OPERATIONS	$ (0.51)	$ (0.75)
DISCONTINUED OPERATIONS		$ (0.01)
Total	$ (0.51)	$ (0.76)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING (000's) (Note 2 (o))	853,862	749,371

Consolidated Statements Of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net loss	$ (581,443)	$ (614,701)
OTHER COMPREHENSIVE (LOSS) INCOME, NET OF TAXES
Unrealized losses on available-for-sale equity securities, net of tax recovery (provision) of $2,847, ($2,847)	(42,163)	(38,826)
Unrealized gains on available-for-sale debt securities, net of tax of $nil, $nil (Note 7 (a))	30,309	2,738
Currency translation adjustments, net of tax of $nil, $nil	4,490	(1,368)
Less: reclassification adjustments for losses (gains) recorded in earnings:
Other-than-temporary impairment charges	32,881
Realized gains	(5,592)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	19,925	(37,456)
TOTAL COMPREHENSIVE LOSS	(561,518)	(652,157)
COMPREHENSIVE LOSS ATTRIBUTABLE TO:
Turquoise Hill Resources Ltd.	(419,406)	(605,747)
Noncontrolling interests	(142,112)	(46,410)
TOTAL COMPREHENSIVE INCOME (LOSS)	$ (561,518)	$ (652,157)

Consolidated Statements Of Comprehensive Loss (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Unrealized losses on available-for-sale equity securities, tax recovery	$ 2,847	$ (2,847)
Unrealized gains on available-for-sale debt securities, tax
Currency translation adjustments, tax

Consolidated Statements Of Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Share Capital [Member]	Share Purchase Warrants [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Deficit [Member]	Noncontrolling Interests [Member]
Balances, Value at Dec. 31, 2010	$ 1,816,443	$ 3,378,921	$ 11,832	$ 1,303,581	$ 33,075	$ (2,913,576)	$ 2,610
Balances, Shares at Dec. 31, 2010		568,560,669
Net loss	(614,701)					(570,372)	(44,329)
Other comprehensive income (loss)	(37,456)				(35,375)		(2,081)
Shares issued for:
Exercise of stock options, value	21,890	36,961		(15,071)
Exercise of stock options, shares	2,675,335	2,594,270
Rights offering, value (Note 16 (d) and 16 (e)), net of issue costs of 2012 - $75,442 (2011 - $27,311)	2,351,988	2,346,277		5,711
Rights offering, share (Note 16 (d) and 16 (e)), net of issue costs of 2012 - $75,443 (2011 - $27,311)		84,867,671
Exercise of share purchase warrants (Note 16 (b)), net of issue costs of $1,065	500,515	512,347	(11,832)
Exercise of share purchase warrants (Note 16 (b)), net of issue costs of $1,065		55,122,253
Exercise of subscription right, value (Note 16 (b))	535,908	535,908
Exercise of subscription right, shares (Note 16 (b))		27,896,570
Bonus shares, value	120	8,335		(8,215)
Bonus shares, shares	315,777	315,777
Share purchase plan, value	618	618
Share purchase plan, shares	25,766	25,766
Other increase in noncontrolling interests (Note 18)	60,785						60,785
Dilution gains (losses)	61			61
Stock-based compensation (net of reclassifications of 2012 - $290 (2011 - $0))	103,654			103,654
Balances, Value at Dec. 31, 2011	4,739,825	6,819,367		1,389,721	(2,300)	(3,483,948)	16,985
Balances, Shares at Dec. 31, 2011	739,382,976	739,382,976
Net loss	(581,443)					(434,555)	(146,888)
Other comprehensive income (loss)	19,925				15,149		4,776
Shares issued for:
Exercise of stock options, value	39,807	71,887		(32,080)
Exercise of stock options, shares	6,069,382	5,823,443
Rights offering, value (Note 16 (d) and 16 (e)), net of issue costs of 2012 - $75,442 (2011 - $27,311)	2,237,397	2,237,331		66
Rights offering, share (Note 16 (d) and 16 (e)), net of issue costs of 2012 - $75,443 (2011 - $27,311)		259,558,050
Exercise of subscription right, value (Note 16 (b))	8,489	8,489
Exercise of subscription right, shares (Note 16 (b))		439,216
Bonus shares, value		7,760		(7,760)
Bonus shares, shares	291,625	291,625
Share purchase plan, value	560	560
Share purchase plan, shares	40,220	40,220
Other increase in noncontrolling interests (Note 18)	107,331			(29,542)			136,873
Share purchase warrants (Note 16 (c))	164,385			164,385
Rights offering (Note 16 (d))	(688,402)					(688,402)
Dilution gains (losses)	(68,749)			(68,749)
Stock-based compensation (net of reclassifications of 2012 - $290 (2011 - $0))	104,704			104,704
Balances, Value at Dec. 31, 2012	$ 6,083,829	$ 9,145,394		$ 1,520,745	$ 12,849	$ (4,606,905)	$ 11,746
Balances, Shares at Dec. 31, 2012	1,005,535,530	1,005,535,530

Consolidated Statements Of Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Rights offering, issue costs	$ 75,443	$ 27,311
Stock-based compensation, reclassifications	290
Exercise of share purchase warrants, issue costs		$ 1,065

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES
Cash used in operating activities (Note 22)	$ (507,305)	$ (371,721)
INVESTING ACTIVITIES
Proceeds from sale of discontinued operations (Note 3)	13,000
Purchase of short-term investments		(20,657)
Purchase of long-term investments	(41,763)	(27,084)
Purchase of other long-term investments		(160,000)
Proceeds from redemption of short-term investments	15,000	118,950
Proceeds from sale of long-term investments	21,409	14,000
Dividends received from long-term investments		31,199
Proceeds from redemption of other long-term investments	50,807	45,230
Proceeds from redemption of note receivable		102,995
Expenditures on property, plant and equipment	(2,574,148)	(2,628,086)
Proceeds from sale of property, plant and equipment		1,285
Increase in environmental bonds	(1,317)	(1,842)
Proceeds from (expenditures on) other assets	(7,433)	(19,207)
Cash used in investing activities	(2,524,445)	(2,543,217)
FINANCING ACTIVITIES
Issue of share capital	1,792,514	2,212,145
Proceeds from interim funding facility (Note 13 (a))	1,398,349	400,655
Repayment of credit facilities	(46,804)	(8,672)
Noncontrolling interests' reduction of investment in subsidiaries	(960)	(33,053)
Noncontrolling interests' investment in subsidiaries	35,572	89,893
Cash provided by financing activities	3,178,671	2,660,968
EFFECT OF EXCHANGE RATE CHANGES ON CASH	17,909	(12,007)
NET CASH INFLOW(OUTFLOW)	164,830	(265,977)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	998,054	1,264,031
CASH AND CASH EQUIVALENTS, END OF YEAR	1,162,884	998,054
CASH AND CASH EQUIVALENTS IS COMPRISED OF:
Cash on hand and demand deposits	192,273	557,105
Short-term money market instruments	970,611	440,949
Cash and cash equivalents	$ 1,162,884	$ 998,054

Nature Of Operations	12 Months Ended
Dec. 31, 2012
Nature Of Operations
1.	NATURE OF OPERATIONS

The Company, together with its subsidiaries (collectively referred to as “Turquoise Hill”), is an international mineral exploration, development and production company holding interests in and conducting operations on mineral resource properties principally located in Central Asia and Australia.

These consolidated financial statements have been prepared in accordance with generally accepted accounting principles applicable to a going concern which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business operations. Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due.

As at December 31, 2012, Turquoise Hill had consolidated cash of $1.2 billion, a consolidated working capital deficit of $1.2 billion and an accumulated deficit of $4.6 billion. The consolidated working capital deficit is a result of the approximate $1.8 billion interim funding facility due to Rio Tinto becoming a current liability.

In 2010, Rio Tinto provided the Company with a $1.8 billion interim funding facility to assist in sustaining the development of the Oyu Tolgoi copper-gold mine. The interim funding facility matures on December 31, 2013 and is subject to earlier mandatory repayment from the expected proceeds of the first drawdown under the planned Oyu Tolgoi project-financing package.

On April 17, 2012, the Company signed a Memorandum of Agreement with majority shareholder Rio Tinto that established Rio Tinto’s support for a series of funding measures related to the Oyu Tolgoi mine. The Memorandum of Agreement included provisions for the Company and Rio Tinto to act together in good faith to negotiate project financing of $3 to $4 billion. As part of the Memorandum of Agreement, the Company and Rio Tinto agreed that the Rio Tinto Treasurer would have the exclusive authority to direct all aspects of the negotiation of the Oyu Tolgoi project financing package. Bids have been received from a number of banks that would allow the Company to achieve its project financing target and discussions are ongoing with the lenders to finalize the terms of those offers.

The Company’s ability to complete project financing is subject to a number of factors, some of which are beyond its control. A number of substantive issues have recently been raised by the Government of Mongolia regarding the Oyu Tolgoi mine. The Company and Rio Tinto continue to have discussions with the Government of Mongolia on a range of issues related to the implementation of the Investment Agreement, including project development and costs, the operating budget, project financing, management fees and governance. The project financing is subject to the unanimous approval of the Oyu Tolgoi LLC Board of Directors which includes representatives from the Government of Mongolia. Given the issues raised by the Government of Mongolia along with the ongoing negotiations with the banks, there is no assurance that the project financing will be put in place.

The Company is considering alternative financing arrangements to settle the interim funding facility prior to its maturity in the event that project financing is unsuccessful. Certain alternatives are dependent on approvals from Rio Tinto, and the Company and Rio Tinto are currently engaged in discussions regarding alternative plans. Such plans could include raising additional capital through debt or equity issuances, the sale of investments (including publicly-traded subsidiaries controlled by the Company) and/or the sale of other assets. To date, the Company has signed a binding agreement to sell its 50% stake in Altynalmas Gold Ltd. for proceeds of $300 million. There is no assurance that these initiatives will be successful or sufficient to meet the Company’s liquidity requirements.

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The significant accounting policies used in these consolidated financial statements are as follows:

(a)	Principles of consolidation

These consolidated financial statements include the accounts of the Company and those entities in which the Company has a controlling financial interest either through voting rights or means other than voting rights. For these entities, the Company records 100% of the revenues, expenses, cash flows, assets and liabilities in the consolidated financial statements. For entities that the Company controls but holds less than a 100% ownership interest, a noncontrolling interest is recorded in the consolidated statement of operations and balance sheet to reflect the noncontrolling interest’s share of the net income (loss) and net assets of the entity, respectively.

The Company has assessed all entities, including those entities that hold economic interests in projects that are in the exploration or development stage, in which the Company holds an economic interest to determine if they are variable interest entities (“VIEs”). If they are determined to be VIEs, the Company assesses on an ongoing basis who the primary beneficiary is based on who has the power to direct matters that most significantly impact the VIE’s economic performance and who has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. Matters that may have a significant impact on the VIE’s economic performance include, but are not limited to, approval of budgets and programs, financing decisions, construction decisions and delegation of certain responsibilities to the operator of the project. For VIEs where the Company is the primary beneficiary, the Company consolidates the entity and records a noncontrolling interest, measured initially at its estimated fair value, for the interest held by other equity owners. For VIEs where the Company has shared power with unrelated parties over the aforementioned matters that most significantly impact the VIE’s economic performance, the Company uses the equity method of accounting to report their results.

The following table illustrates the Company’s policy used to account for its interests in significant entities where the Company holds less than a 100% economic interest. The Company consolidates all entities where it holds a 100% economic interest.

	Economic interest at December 31, 2012	Method
Ivanhoe Australia Limited (i)	57.3%	Consolidation
SouthGobi Resources Ltd. (ii)	57.6%	Consolidation
Oyu Tolgoi LLC (iii)	66.0%	Consolidation
Altynalmas Gold Ltd. (iv)	50.0%	Equity Method

(i)	A wholly owned subsidiary of the Company holds a 57.3% interest in Ivanhoe Australia Limited (“Ivanhoe Australia”), with its copper-gold operations, development activities and exploration activities in the Cloncurry region of Queensland, Australia.

(ii)	The Company holds a 57.6% interest in SouthGobi Resources Ltd. (“SouthGobi”), which owns the Ovoot Tolgoi coal mine in southern Mongolia and is conducting ongoing exploration and development programs at several other Mongolian coal prospects.

(iii)	Wholly-owned subsidiaries of the Company together hold a 66.0% interest in Oyu Tolgoi LLC (“Oyu Tolgoi”), a VIE whose principal asset is the Oyu Tolgoi copper-gold mine located in southern Mongolia.

The Company has determined that no individual party has both: (a) the unilateral power to direct the activities that most significantly impact Oyu Tolgoi’s economic performance and (b) the obligation to absorb losses or the right to receive benefits that could potentially be significant to Oyu Tolgoi. The Company consolidates its 66.0% interest in Oyu Tolgoi as it is a member of a related party group with such attributes and is the entity within the group that is most closely associated with Oyu Tolgoi. The determination of which party within the related party group is most closely associated with Oyu Tolgoi requires judgment and is based on the existence of principal-agency relationships within the group, relationship and significance of the activities of the VIE to the parties within the group, exposure to the variability associated with the anticipated economic performance of the VIE and design of the VIE.

The Company has historically funded 100% of the Oyu Tolgoi copper-gold mine’s exploration and development costs via equity and debt investments in Oyu Tolgoi. At December 31, 2012, the consolidated carrying amounts (100%) of Oyu Tolgoi’s assets and liabilities were $6.8 billion and $0.9 billion, respectively. The maximum exposure to loss related to this VIE is $7.6 billion, calculated as the aggregate of the carrying amount of the Company’s common share interest, shareholder loan interests and certain obligations of Oyu Tolgoi guaranteed by the Company.

(iv)	The Company holds a 50.0% interest in Altynalmas Gold Ltd. (“Altynalmas”), which owns the Kyzyl Gold Project that hosts the Bakyrchik and Bolshevik gold deposits in Kazakhstan. The Company accounts for its interest in this VIE using the equity method. The maximum exposure related to this VIE is limited to the carrying amount of the shareholder loan due from Altynalmas (Note 6 (a)).

(b)	Measurement uncertainties

Generally accepted accounting principles require management to make assumptions and estimates that affect the reported amounts and other disclosures in these consolidated financial statements. Actual results may differ from those estimates.

Significant estimates used in the preparation of these consolidated financial statements include, among other things, the recoverability of accounts receivable and investments, the proven and probable ore reserves, the estimated recoverable tonnes of ore from each mine area, the estimated net realizable value of inventories, the provision for income taxes and the recognition of deferred income tax assets and deferred income tax liabilities, the expected economic lives of and the recoverability of property, plant and equipment, depreciation and depletion, stock-based compensation, estimated fair value of derivatives, estimated fair value of warrants, estimated fair values of financial assets and liabilities falling within levels 2 or 3 of the Financial Accounting Standards Board Accounting Standards Codification (“ASC”) guidance for fair value measurements, and the anticipated costs and timing of asset retirement obligations.

(c)	Foreign currencies

The Company has determined the U.S. dollar to be its functional currency as it is the currency of the primary economic environment in which the Company and its subsidiaries operate. Accordingly, monetary assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect at the balance sheet date and non-monetary assets and liabilities are translated at the exchange rates in effect at the time of acquisition or issue. Revenues and expenses are translated at rates approximating the exchange rates in effect at the time of the transactions. All exchange gains and losses are included in operations.

For foreign subsidiaries whose functional currency is the local currency, assets and liabilities are translated into U.S. dollars at the exchange rate in effect at the balance sheet date, while revenues and expenses are translated at average rates in effect for the period. The related translation gains and losses are included in accumulated other comprehensive income (loss).

(d)	Revenue recognition

Sales revenues are recognized when the risks and rewards of ownership pass to the customer, collection is reasonably assured and the price is reasonably determinable. Depending on the terms of the sales contract, this occurs when saleable product is either loaded onto a train, truck or vessel; or unloaded at the final destination.

(e)	Cash and cash equivalents

Cash and cash equivalents include short-term money market instruments with terms to maturity, at the date of acquisition, not exceeding 90 days.

(f)	Short-term investments

Short-term investments include money market instruments with terms to maturity, at the date of acquisition, exceeding 90 days and with remaining terms at December 31, 2012 of less than one year.

(g)	Inventories

Stockpiles are valued at the lower of production cost and net realizable value. Production cost includes direct and indirect labour, operating materials and supplies, transportation costs, and an applicable portion of operating overhead, including depreciation and depletion. Net realizable value is the expected average selling price of the finished product less the costs to get the product into saleable form and to the selling location.

Mine stores and supplies are valued at the lower of the weighted average cost, less allowances for obsolescence, and replacement cost.

(h)	Long-term investments

Long-term investments in companies in which Turquoise Hill has voting interests between 20% and 50%, or where Turquoise Hill has the ability to exercise significant influence, are accounted for using the equity method. Under this method, Turquoise Hill’s share of the investees’ earnings and losses is included in operations and its investments therein are adjusted by a like amount. Dividends received are credited to the investment accounts.

Long-term investments in equity securities that have readily determinable fair values and are not subject to significant influence are classified as either “available-for-sale” or “held-for-trading”. Available-for-sale investments are measured at fair value with unrealized gains and losses recognized in accumulated other comprehensive income (loss), unless the declines in market value are judged to be other than temporary, in which case the losses are recognized in income for the period. Held-for-trading investments are measured at fair value with changes in those fair values recognized in income for the period.

The cost method is used to account for long-term investments in equity securities that are not accounted for using the equity method or classified as either “available-for-sale” or “held-for-trading”.

(i)	Exploration and development

All direct costs related to the acquisition of mineral property interests are capitalized in the period incurred.

Exploration costs are charged to operations in the period incurred until such time as it has been determined that a property has economically recoverable reserves, in which case subsequent exploration costs and the costs incurred to develop a property are capitalized. Exploration costs include value-added taxes incurred in foreign jurisdictions when recoverability of those taxes is uncertain.

(j)	Property, plant and equipment

Property, plant and equipment are carried at cost (including development and preproduction costs, capitalized interest, other capitalized financing costs and all direct administrative support costs incurred during the construction period, net of cost recoveries and incidental revenues), less accumulated depletion and depreciation including write-downs. Following the construction period, interest, other financing costs and administrative costs are expensed as incurred.

On the commencement of commercial production, depletion of each mining property is provided on the units-of-production basis, using estimated proven and probable reserves as the depletion basis.

Property, plant and equipment are depreciated, following the commencement of commercial production, over their expected economic lives using either the units-of-production method or the straight-line method (over one to twenty years).

Capital works in progress are not depreciated until the capital asset has been put into operation.

Turquoise Hill reviews the carrying values of its property, plant and equipment whenever events or changes in circumstances indicate that their carrying values may not be recoverable. An impairment is considered to exist if total estimated future cash flows, or probability-weighted cash flows on an undiscounted basis, are less than the carrying value of the assets. An impairment loss is measured and recorded based on discounted estimated future cash flows associated with value beyond proven and probable reserves. In estimating future cash flows, assets are grouped at the lowest level for which there is identifiable future cash flows that are largely independent of cash flows from other asset groups. Generally, in estimating future cash flows, all assets are grouped at a particular mine for which there is identifiable cash flows.

(k)	Stripping costs

Stripping costs incurred during the production phase of an open-pit mine are variable production costs that are included in the costs of inventory produced during the period that the stripping costs are incurred. The production phase of a mine commences when saleable minerals are produced from an ore body, regardless of the level of production. However, the production phase does not commence with the removal of de minimis saleable mineral material that occurs in conjunction with the removal of overburden or waste material for the purpose of obtaining access to an ore body.

(l)	Asset retirement obligations

Turquoise Hill recognizes liabilities for statutory, contractual or legal obligations associated with the retirement of property, plant and equipment, when those obligations result from the acquisition, construction, development or normal operation of the assets. Initially, a liability for an asset retirement obligation is recognized at its fair value in the period in which it is incurred. Upon initial recognition of the liability, the corresponding asset retirement cost is added to the carrying amount of that asset and the cost is amortized as an expense over the economic life of the related asset. Following the initial recognition of the asset retirement obligation, the carrying amount of the liability is increased for the passage of time and adjusted for changes to the amount or timing of the underlying cash flows needed to settle the obligation and changes in estimate are added to or deducted from the asset.

(m)	Stock-based compensation

The Company has an Employees’ and Directors’ Equity Incentive Plan which is disclosed in Note 16 (a). The fair value of stock options at the date of grant is amortized to operations, with an offsetting credit to additional paid-in capital, on a straight-line basis over the vesting period. If and when the stock options are ultimately exercised, the applicable amounts of additional paid-in capital are transferred to share capital.

(n)	Deferred income taxes

The provision for deferred income taxes is based on the liability method. Deferred taxes arise from the recognition of the tax consequences of temporary differences by applying enacted statutory tax rates applicable to future years to differences between the financial statement’s carrying amounts and the tax bases of certain assets and liabilities. The Company records a valuation allowance against any portion of those deferred income tax assets that management believes will, more likely than not, fail to be realized.

(o)	Loss per share

The basic loss per share is computed by dividing the net loss attributable to common stock by the weighted average number of common shares outstanding during the year. All stock options and share purchase warrants outstanding at each period end have been excluded from the weighted average share calculation. The effects of potentially dilutive stock options and share purchase warrants were antidilutive in the years ended December 31, 2012 and 2011.

The potentially dilutive shares excluded from the loss per share calculation due to antidilution are as follows:

	December 31,
	2012	2011
Options	16,176,212	23,449,062
Share purchase warrants	74,247,460	—

Total potentially dilutive shares	90,423,672	23,449,062

In July 2012, the Company completed a rights offering which was open to all shareholders on a dilution free, equal participation basis at a subscription price less than the fair value of a common share of the Company (Note 16 (d)). In accordance with the ASC guidance for earnings per share, basic and diluted loss per share for all periods presented have been adjusted retroactively for a bonus element contained in the rights offering. Specifically, the weighted average number of common shares outstanding used to compute basic and diluted loss per share for the year ended December 31, 2011 has been multiplied by a factor of 1.09.

(p)	Segmented reporting

The Company has five segments: Oyu Tolgoi with its copper-gold mine in southern Mongolia; Ivanhoe Australia with its copper-gold operations, development activities and exploration activities in Australia; SouthGobi with its coal operations and exploration activities in Mongolia; other exploration with its projects primarily in Mongolia and Indonesia; and the Company’s corporate division.

(q)	Comparative figures

Certain of the comparative figures have been reclassified to conform with the presentation as at and for the year ended December 31, 2012. In particular, $1.2 million has been reclassified from accounts receivable to due from related parties; $28.2 million has been reclassified from accounts payable and accrued liabilities to payable to related parties; and $72.1 million has been reclassified from exploration and evaluation to other operating expenses.

(r)	Accounting changes

•

In May 2011, the ASC guidance for fair value measurement and disclosure was updated to clarify the Financial Accounting Standards Board’s intent on current guidance, modify and change certain guidance and principles, and expand disclosures concerning Level 3 fair value measurements in the fair value hierarchy (including quantitative information about significant unobservable inputs within Level 3 of the fair value hierarchy). In addition, the updated guidance requires disclosure of the fair value hierarchy for assets and liabilities not measured at fair value in the consolidated balance sheet, but whose fair value is required to be disclosed. The updated guidance was effective for the Company’s fiscal year beginning January 1, 2012. The adoption of the updated guidance had no impact on the Company’s consolidated balance sheet or results of operations.

•

In June 2011, the ASC guidance on presentation of comprehensive income was updated to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. The updated guidance requires an entity to present the components of net income and other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This update eliminates the option to present the components of other comprehensive income as part of the statement of equity, but does not change the items that must be reported in other comprehensive income. The updated guidance was effective for the Company’s fiscal year beginning January 1, 2012, except for changes as they relate to the presentation of reclassification adjustments out of accumulated other comprehensive income. The adoption of the updated guidance had no impact on the Company’s consolidated balance sheet or results of operations.

Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations
3.	DISCONTINUED OPERATIONS

In February 2005, Turquoise Hill sold the Savage River Project (“Savage River”) in Tasmania, Australia for two initial cash payments totalling $21.5 million, plus a series of five contingent, annual payments that began on March 31, 2006.

During 2010, the original purchaser of Savage River disputed $22.1 million of the estimated $28.5 million fifth annual contingent payment. In November 2011, the parties reached an out-of-court settlement whereby the $22.1 million under dispute was reduced to $13.0 million, which the original purchaser paid to Turquoise Hill on March 28, 2012.

Turquoise Hill received a total of $157.4 million in consideration from the sale of Savage River.

Accounts Receivable	12 Months Ended
Dec. 31, 2012
Accounts Receivable
4.	ACCOUNTS RECEIVABLE

	December 31,
	2012	2011
Trade receivables	$17,618	$64,051
Refundable taxes	4,696	3,314
Insurance proceeds	500	12,913
Accrued interest	264	1,084
Savage River receivable (Note 3)	—	13,000
Other	3,382	6,871

	$26,460	$101,233

For the year ended December 31, 2012, Turquoise Hill recorded a $16.2 million loss provision (2011 - $1.9 million) on its accounts receivables relating to certain uncollectible trade receivables. Turquoise Hill anticipates full recovery of its remaining outstanding accounts receivable.

Inventories	12 Months Ended
Dec. 31, 2012
Inventories
5.	INVENTORIES

	December 31,
	2012	2011
Current
Coal stockpiles	$10,232	$9,390
Copper-gold stockpiles	1,791	2,875
Copper-gold concentrate	22,479	—
Materials and supplies	317,398	96,218

	$351,900	$108,483

Noncurrent
Run-of-mine stockpiles	$67,897	$—

Long-Term Investments	12 Months Ended
Dec. 31, 2012
Long-Term Investments
6.	LONG-TERM INVESTMENTS

	December 31,
	2012	2011
Investments in companies subject to significant influence:
Altynalmas Gold Ltd. (a)	$—	$—
Exco Resources Ltd. (b)	—	14,975
RDCC LLC	13,166	—
Available-for-sale equity securities (c)	36,017	68,637
Held-for-trading equity securities (d)	1,455	7,431
Other equity securities, cost method (e)	16,234	16,234

	$66,872	$107,277

(a)	The Company holds a 50.0% interest in Altynalmas, which owns the Kyzyl Gold Project that hosts the Bakyrchik and Bolshevik gold deposits in Kazakhstan.

	December 31,
	2012	2011
Amount due from Altynalmas	$156,751	$123,617
Share of equity method losses in excess of common share investment	(156,751)	(123,617)

Net investment in Altynalmas	$—	$—

Amounts advanced to Altynalmas bear interest compounded monthly at a rate per annum equal to the one month London Inter-bank Offered Rate (“LIBOR”) plus 3.0% and are due on demand.

During 2012, Turquoise Hill recorded a $33.1 million (2011 - $23.1 million) share of loss on this investment.

On February 13, 2013, the Company signed a binding agreement with Sumeru Gold BV for the sale of the Company’s 50% interest in Altynalmas for a total cash consideration of $300.0 million. Completion of the proposed transaction is subject to customary closing conditions, including regulatory approvals from the Republic of Kazakhstan’s competent authorities.

The transaction is expected to close in the second quarter of 2013.

(b)	During December 2011, Turquoise Hill received a $31.2 million distribution from Exco Resources Ltd. (“Exco”) following the finalization of the sale of a part of Exco’s business to Xstrata Copper. The distribution consisted of a capital return and a special dividend.

During 2012, Turquoise Hill recorded a $0.3 million (2011 - $40.3 million) share of income on its investment in Exco.

During 2012, Turquoise Hill recorded an other-than-temporary impairment of $1.7 million (2011 - $8.6 million) against its investment in Exco based on an assessment of the fair value of Exco.

On August 23, 2012, Turquoise Hill sold 24.3 million shares of Exco for proceeds of $4.8 million. This transaction resulted in a gain on sale of $0.5 million being recognized. As a result of this sale, Turquoise Hill ceased using the equity method and commenced classifying its remaining investment in Exco as an available-for-sale equity security.

On November 19, 2012, Turquoise Hill sold its remaining 55.0 million shares of Exco for proceeds of $15.1 million. This transaction resulted in a gain on sale of $5.6 million being recognized.

(c)	Available-for-sale equity securities

	December 31, 2012				December 31, 2011
	Equity Interest	Cost Basis	Unrealized Gain (Loss)	Fair Value	Equity Interest	Cost Basis	Unrealized Gain (Loss)	Fair Value
Ivanplats Limited - Class A common shares (i)	1.4%	$17,938	$729	$18,667	—	$—	$—	$—
Aspire Mining Limited (ii)	19.9%	8,727	—	8,727	19.9%	27,911	18,925	46,836
Entrée Gold Inc. (iii)	10.7%	6,259	—	6,259	10.9%	19,957	(3,202)	16,755
Emmerson Resources Limited	8.7%	3,003	(723)	2,280	8.8%	2,957	1,775	4,732
Other	—	96	(12)	84	—	96	218	314

		$36,023	$(6)	$36,017		$50,921	$17,716	$68,637

(i)	In October 2012, the Company received 3.7 million Class A common shares of Ivanplats Limited (“Ivanplats”) on conversion of the Ivanplats convertible bonds (Note 7 (c)).

(ii)	During 2012, Turquoise Hill recorded an other-than-temporary impairment of $19.2 million (2011 - $nil) against its investment in Aspire Mining Limited (“Aspire”) based on an assessment of the fair value of Aspire.

During 2011, Turquoise Hill acquired 17.6 million common shares of Aspire at a cost of $7.6 million.

(iii)	During 2012, Turquoise Hill recorded an other-than-temporary impairment of $13.7 million (2011 - $nil) against its investment in Entrée Gold Inc. (“Entrée”) based on an assessment of the fair value of Entrée.
(d)	Held-for-trading equity securities

During 2012, Turquoise Hill sold 10.0 million shares of Kangaroo Resources Limited (“Kangaroo”) for $1.5 million. This transaction resulted in a realized gain on sale of $38,000.

As at December 31, 2012, the market value of Turquoise Hill’s 1.1% investment in Kangaroo was $1.5 million, resulting in an unrealized loss of $4.5 million during the year ended December 31, 2012 (2011 - $2.8 million).

(e)	Other equity securities, cost method

	December 31, 2012		December 31, 2011
	Equity Interest	Cost Basis	Equity Interest	Cost Basis
Ivanplats Limited - Class B common shares (i)	11.8%	$16,119	8.8%	$16,119
Other	—	115	—	115

		$16,234		$16,234

(i)	In January 2011, the Company sold 1.4 million shares of Ivanplats for $14.0 million and recognized a gain on sale of $10.6 million.

In March 2011, the Company converted its remaining holding of Ivanplats special warrants into 2.5 million common shares of Ivanplats at no additional cost.

In September 2012, Ivanplats completed a reorganization whereby all 33.5 million Ivanplats common shares held by the Company were reclassified to Class B common shares. The reclassification preserves the Company’s existing shareholder rights, but imposes a restriction on transferability that inhibits liquidity until such time as the Class B common shares are converted to Class A common shares. Such conversion occurs automatically 39 months after the completion of Ivanplats initial public offering, which was completed on October 23, 2012.

The Company can accelerate the conversion of the Class B common shares by signing a Lock-up Agreement with Ivanplats. Upon signing the Lock-up Agreement, the Class B common shares would gradually convert to Class A common shares over a 33 month period, commencing six months after the date of Ivanplats initial public offering, and be subject to certain restrictions on disposition as outlined in the Lock-up Agreement.

As at December 31, 2012, the Company had not signed the Lock-up Agreement and held 33.5 million Class B common shares, which are classified as a cost method investment because they do not have a readily determinable fair value.

Other Long-Term Investments	12 Months Ended
Dec. 31, 2012
Other Long-Term Investments
7.	OTHER LONG-TERM INVESTMENTS

	December 31,
	2012	2011
Prepayments (a)	$153,941	$136,103
Treasury Bill (a)	106,531	88,348
Long-Term Notes (b)	10,140	32,277
Convertible Bonds (c)	—	15,627
Money Market investments	—	44,970

	$270,612	$317,325

(a)	Treasury Bill and Prepayments

On October 20, 2009, Turquoise Hill purchased a Treasury Bill (“T-Bill”) from the Mongolian Government, having a face value of $115.0 million, for $100.0 million. The annual rate of interest on the T-Bill was set at 3.0%. The maturity date of the T-Bill is October 20, 2014.

Turquoise Hill made tax prepayments to the Mongolian Government of $50.0 million and $100.0 million on April 7, 2010 and June 7, 2011 respectively. The after-tax rate of interest on the tax prepayments is 1.59% compounding annually. Unless already off-set fully against Mongolian taxes, the Mongolian Government is required to repay any remaining tax prepayment balance, including accrued interest, on the fifth anniversary of the date the tax prepayment was made.

Turquoise Hill has designated the T-Bill and tax prepayments as available-for-sale investments because they were not purchased with the intent of selling them in the near term and Turquoise Hill’s intention to hold them to maturity is uncertain. The fair values of the T-Bill and tax prepayments are estimated based on available public information regarding what market participants would consider for such investments. Changes in the fair value of available-for-sale investments are recognized in accumulated other comprehensive income.

Turquoise Hill has used a discounted cash flow approach to value the T-Bill and tax prepayments incorporating the following weighted average assumptions:

	T-Bill		Tax Prepayments
	December 31,		December 31,
	2012	2011	2012	2011
Purchased Amount	$100,000,000	$100,000,000	$150,000,000	$150,000,000
Discount Rate	4.4%	9.9%	4.4%	9.9%
Term	1.8 years	2.8 years	0.3 years	1.5 years

Based on the discounted cash flow models as at December 31, 2012, the fair values of the T-Bill and tax prepayments were estimated at $106.5 million and $153.9 million respectively. As a result of these valuations, Turquoise Hill recorded an unrealized gain of $15.2 million (2011 - $5.0 million) on the T-Bill and an unrealized gain of $15.1 million (2011 - $2.3 million unrealized loss) on the tax prepayments in accumulated other comprehensive income for the year ended December 31, 2012.

(b)	Long-Term Notes

As at December 31, 2012, the Company held $15.5 million (December 31, 2011 - $62.5 million) principal amount of Long-Term Notes (received in 2009 upon completion of the Asset-Backed Commercial Paper restructuring) which was recorded at a fair value of $10.1 million. The decrease from December 2011 in principal of $47.0 million was due to disposals ($47.7 million), offset by the strengthening of the Canadian dollar ($0.7 million). The Company has designated the Long-Term Notes as held-for-trading. Accordingly, the Long-Term Notes are recorded at fair value with unrealized gains and losses included in earnings.

During 2012, Turquoise Hill sold Long-Term Notes with a principal amount of $48.0 million for proceeds of $35.6 million. These transactions resulted in an aggregate realized gain on sale of $4.5 million.

The Company has estimated the fair value of the Long-Term Notes considering information provided on the restructuring, the best available public information regarding market conditions (including the Company’s recent sales) and other factors that a market participant would consider for such investments.

The Company has used a discounted cash flow approach to value the Long-Term Notes at December 31, 2012 incorporating the following assumptions:

Bankers Acceptance Rate:	1.15%
Discount Rates:	8% to 60%
Maturity Dates:	4.0 years

Based on the discounted cash flow model as at December 31, 2012, the fair value of the Long-Term Notes was estimated at $10.1 million. During 2012, the Company recorded an unrealized gain of $9.1 million (2011 - $3.2 million), which included valuations of Long-Term Notes sold in the year.

Continuing uncertainties regarding the value of the assets that underlie the Long-Term Notes, the amount and timing of cash flows and changes in general economic conditions could give rise to a further change in the fair value of the Company’s investment in the Long-Term Notes, which would impact the Company’s results from operations. A 1.0% increase, representing 100 basis points, in the discount rate will decrease the fair value of the Long-Term Notes by approximately $0.4 million.

(c)	Convertible Bonds

On November 10, 2011, Turquoise Hill participated in Ivanplats’ convertible bond offering by purchasing 15,000 bonds at $1,000 each. On October 23, 2012, Ivanplats completed a qualifying initial public offering, and it exercised its right to convert the bonds into Class A common shares. Upon conversion, the $16.1 million aggregate amount of principal and interest outstanding and an 11.11% bonus payment equal to $1.8 million were converted at a conversion price of Cdn$4.75, the qualifying initial public offering price. Accordingly, Turquoise Hill received 3.7 million Class A common shares upon conversion (Note 6 (c)).

While they were outstanding, the bonds bore interest at 8.0% and were set to mature on November 10, 2014. As the bonds were inherently complex financial instruments, Turquoise Hill elected to apply the fair value option to account for its entire holding of Ivanplats bonds. Accordingly, each reporting period that the bonds were outstanding, they were remeasured at fair value with changes in fair value being recognized in earnings.

Note Receivable	12 Months Ended
Dec. 31, 2012
Note Receivable
8.	NOTE RECEIVABLE
In August 2011, Turquoise Hill received $103.0 million as payment for a promissory note, which had a carrying value of $nil, and recognized a $103.0 million gain on settlement.

Property, Plant And Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant And Equipment
9.	PROPERTY, PLANT AND EQUIPMENT

	December 31,
	2012			2011
		Accumulated			Accumulated
		Depletion and			Depletion and
		Depreciation,			Depreciation,
		Including	Net Book		Including	Net Book
	Cost	Write-downs	Value	Cost	Write-downs	Value
Mining plant and equipment
Ovoot Tolgoi, Mongolia (b)	$460,938	$(108,946)	$351,992	$372,081	$(48,402)	$323,679
Australia (c)	98,485	(12,606)	85,879	—	—	—

	$559,423	$(121,552)	$437,871	$372,081	$(48,402)	$323,679

Mineral property interests
Oyu Tolgoi, Mongolia (a)	$1,087,799	$(15,729)	$1,072,070	$57,021	$(6,489)	$50,532
Ovoot Tolgoi, Mongolia (b)	37,606	(2,215)	35,391	40,572	(1,913)	38,659
Australia (c)	24,694	(126)	24,568	26,604	(126)	26,478
Other exploration projects	1,252	(1,244)	8	1,252	(1,244)	8

	$1,151,351	$(19,314)	$1,132,037	$125,449	$(9,772)	$115,677

Other capital assets
Oyu Tolgoi, Mongolia (a)	$644,114	$(78,354)	$565,760	$41,252	$(20,441)	$20,811
Ovoot Tolgoi, Mongolia (b)	3,414	(1,231)	2,183	2,607	(1,191)	1,416
Australia (c)	6,939	(3,095)	3,844	43,730	(3,958)	39,772
Other exploration projects	4,678	(3,911)	767	4,562	(3,851)	711

	$659,145	$(86,591)	$572,554	$92,151	$(29,441)	$62,710

Capital works in progress
Oyu Tolgoi, Mongolia (a)	$4,710,266	$—	$4,710,266	$3,753,857	$—	$3,753,857
Ovoot Tolgoi, Mongolia (b)	55,912	—	55,912	82,760	—	82,760
Australia (c)	55,110	—	55,110	24,818	—	24,818

	$4,821,288	$—	$4,821,288	$3,861,435	$—	$3,861,435

	$7,191,207	$(227,457)	$6,963,750	$4,451,116	$(87,615)	$4,363,501

(a)	Turquoise Hill has a 66% interest in the Oyu Tolgoi copper-gold mine located in Mongolia. During the year ended December 31, 2012, additions to property, plant and equipment for the Oyu Tolgoi mine totalled $2,590.0 million (December 31, 2011 - $2,817.3 million), which included development costs.

0

(b)	SouthGobi holds a 100% interest in the Ovoot Tolgoi coal mine located in Mongolia. In 2008, SouthGobi began open pit operations at Ovoot Tolgoi.

During the second quarter of 2012, SouthGobi commenced curtailing mining activities at the Ovoot Tolgoi mine to manage coal inventories and to maintain efficient working capital levels. By June 30, 2012, mining activities were fully curtailed and remained so for the remainder of 2012; however, operations at the Ovoot Tolgoi mine resumed on March 22, 2013.

As a result of these events, Turquoise Hill conducted an impairment analysis whereby the carrying values of its property, plant and equipment related to Ovoot Tolgoi mine were assessed. The analysis did not result in the identification of impairment. The estimates and assumptions incorporated in the impairment analysis are subject to certain risks and uncertainties which may materially affect the future net cash flows expected to be generated.

(c)	Ivanhoe Australia is developing its copper-gold discoveries and also is progressing its other projects in the Cloncurry region of Queensland, Australia.

Accounts Payable And Accrued Liabilities	12 Months Ended
Dec. 31, 2012
Accounts Payable And Accrued Liabilities
10.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	December 31,
	2012	2011
Accounts payable	$284,139	$115,561
Accrued construction costs	469,328	535,924
Payroll and other employee-related payables	2,238	1,530

	$755,705	$653,015

Amounts Due Under Credit Facilities	12 Months Ended
Dec. 31, 2012
Amounts Due Under Credit Facilities
11.	AMOUNTS DUE UNDER CREDIT FACILITIES

	December 31,
	2012	2011

Non-revolving bank loans (a)	$—	$5,719
Two-year extendible loan facility (b)	—	39,165

	$—	$44,884

(a)	In October 2007, Turquoise Hill obtained non-revolving bank loans which were due on demand. Certain securities and other investments were pledged as collateral against these bank loans. In September 2012, Turquoise Hill made payments to settle all amounts outstanding under the non-revolving bank loans.
(b)	In April 2009, Turquoise Hill obtained a non-revolving, two-year extendible loan facility. Upon the loan facility’s original maturity in October 2010, Turquoise Hill elected to utilize the first one-year extension. In October 2011, Turquoise Hill elected to utilize the second one-year extension, extending the loan’s maturity to October 2012. Certain securities and other investments were pledged as collateral against the loan facility. In September 2012, Turquoise Hill made payments to settle all amounts outstanding under the non-revolving loan facility.

Convertible Credit Facility	12 Months Ended
Dec. 31, 2012
Convertible Credit Facility
12.	CONVERTIBLE CREDIT FACILITY

	December 31,
	2012	2011

Principal amount of convertible debenture	$500,000	$500,000

(Deduct) add:
Bifurcation of embedded derivative liability	(313,292)	(313,292)
Accretion of discount	259	127
Reduction of carrying amount upon partial conversion	(93,370)	(93,370)

Carrying amount of debt host contract	93,597	93,465

Embedded derivative liability	8,876	48,388

Convertible credit facility	102,473	141,853

Accrued interest	6,301	6,301

Transaction costs allocated to deferred charges	(2,796)	(2,799)

Net carrying amount of convertible credit facility	$105,978	$145,355

On November 19, 2009, SouthGobi issued a convertible debenture to a wholly owned subsidiary of China Investment Corporation (“CIC”) for $500.0 million. The convertible debenture bears interest at 8.0% (6.4% payable semi-annually in cash and 1.6% payable annually in shares of SouthGobi) and has a term of 30 years. A first charge over SouthGobi’s assets, including the shares of its material subsidiaries, is pledged as collateral against the convertible debenture. An event of default on the convertible debenture can be triggered as a result of certain encumbrances on SouthGobi’s assets (Note 28).

Pursuant to the convertible debentures’ terms, SouthGobi had the right to call for the conversion of up to $250.0 million of the convertible debenture upon SouthGobi achieving a public float of 25.0% of its common shares under certain agreed circumstances. On March 29, 2010, SouthGobi exercised this right and completed the conversion of $250.0 million of the convertible debenture into 21.5 million shares at a conversion price of $11.64 (Cdn$11.88).

CIC has the right to convert the debenture, in whole or in part, into common shares of SouthGobi from November 19, 2010 onwards. After November 19, 2014, SouthGobi is entitled to convert the debenture, in whole or in part, into its common shares at the conversion price if the conversion price is at least Cdn$10.66. The conversion price is the lower of Cdn$11.88 or the 50-day volume-weighted average price at the date of conversion, subject to a floor price of Cdn$8.88 per share.

As at December 31, 2012, the fair value of the embedded derivative liability associated with the remaining $250.0 million principal outstanding was determined to be $8.9 million (December 31, 2011 - $48.4 million).

During 2012, Turquoise Hill capitalized $9.5 million (2011 - $10.8 million) of interest expense and $0.1 million (2011 - $0.1 million) of accretion expense incurred on the convertible credit facility.

The embedded derivative liability was valued using a Monte Carlo simulation valuation model. A Monte Carlo simulation model is a valuation model that relies on random sampling and is often used when modeling systems with a large number of inputs and where there is significant uncertainty in the future value of inputs and where the movement in the inputs can be independent of each other. Some of the key inputs used by the Monte Carlo simulation include: floor and ceiling conversion prices, risk-free rate of return, expected volatility of SouthGobi’s share price, forward Cdn$ exchange rate curves and spot Cdn$ exchange rates.

Assumptions used in the Monte Carlo valuation model are as follows:

	December 31,
	2012	2011

Floor conversion price	Cdn$8.88	Cdn$8.88
Ceiling conversion price	Cdn$11.88	Cdn$11.88
Expected volatility	70%	71%
Risk-free rate of return	2.26%	2.41%
Foreign exchange spot rate (U.S. Dollar equivalent to Cdn$1)	1.01	0.98
Forward foreign exchange rate curve (U.S. Dollar equivalent to Cdn$1)	0.96 - 1.01	0.96 - 1.01

Interim Funding Facility	12 Months Ended
Dec. 31, 2012
Interim Funding Facility
13.	INTERIM FUNDING FACILITY

(a)	Interim Funding Facility

In December 2010, Rio Tinto provided the Company with an initial, non-revolving interim funding facility of $1.8 billion to assist in sustaining the development of the Oyu Tolgoi copper-gold mine. The interim funding facility is on arm’s-length terms and matures on December 31, 2013, subject to earlier mandatory prepayment of all amounts from the proceeds of the first drawdown under the planned Oyu Tolgoi project-financing package.

In November 2011, the Company made its first draw on the interim funding facility. As at December 31, 2012, a total of approximately $1.8 billion (December 31, 2011 - $400.7 million) had been drawn down on the interim funding facility.

Amounts advanced to the Company under the interim funding facility bear interest at the weighted average rate of return earned by the Company on the aggregate interim funding facility proceeds advanced to Oyu Tolgoi. During 2012, the interim funding facility’s effective annual interest rate equaled 90% of the sum of the three-month LIBOR and 6.5%. During 2012, interest expense of $101.1 million (2011 - $0.9 million) was incurred on the interim funding facility.

During 2011, the Company paid a front end fee of $18.0 million and is subject to a commitment fee of 0.4% annually, payable on a semi-annual basis in arrears on the daily average of the undrawn amount under the interim funding facility. During 2012, commitment fees of $1.5 million (2011 - $7.7 million) were incurred on the interim funding facility.

During 2012, all of the interest expense and commitment fees incurred on the interim funding facility were capitalized as Oyu Tolgoi mine development costs.

(b)	Bridge Funding Facility

On April 17, 2012, the Company signed a Memorandum of Agreement with Rio Tinto that established Rio Tinto’s support for a series of funding measures, including an additional bridge funding facility of up to $1.5 billion towards continued construction of the Oyu Tolgoi mine. The bridge funding facility initially matures on April 23, 2013, subject to earlier mandatory prepayment of all amounts from the proceeds of the first drawdown under the planned Oyu Tolgoi project financing package. The bridge funding facility is extendable for one year at Rio Tinto’s discretion following the written request of the Company.

Amounts advanced to the Company under the bridge funding facility bear interest at LIBOR plus 5.0%. During 2012, the Company paid a front end fee of $15.0 million and is subject to a commitment fee of 1.75% annually, payable on a semi-annual basis in arrears on the daily average of the undrawn amount under the bridge funding facility.

During 2012, the $15.0 million front end fee and commitment fees of $16.2 million (2011 - $nil) were capitalized as Oyu Tolgoi mine development costs.

To date, the Company has not drawn down on the bridge funding facility.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
14.	INCOME TAXES

As referred to in Note 2(b), Turquoise Hill must make significant estimates in respect of its provision for income taxes and the composition of its deferred income tax assets and liabilities. Turquoise Hill’s operations are, in part, subject to foreign tax laws where interpretations, regulations and legislation are complex and continually changing. As a result, there are usually some tax matters in question that may, upon resolution in the future, result in adjustments to the amount of deferred income tax assets and liabilities, and those adjustments may be material to Turquoise Hill’s financial position and results of operations.

Turquoise Hill’s (provision) recovery of income and capital taxes for continuing operations consists of the following:

	Year Ended December 31,
	2012	2011
Deferred income taxes	$18,690	$9,268
Capital and other taxes	(53,030)	(8,618)

	$(34,340)	$650

Deferred income tax assets and liabilities for continuing operations at December 31, 2012 and 2011 arise from the following:

	December 31,
	2012	2011
Deferred income tax assets
Long-term investments	$28,428	$49,893
Property, plant and equipment	249,143	271,360
Loss carry-forwards	339,835	215,681
Other	18,812	32,064

	636,218	568,998
Valuation allowance	(588,662)	(535,936)

Net deferred income tax assets	47,556	33,062

Deferred income tax liabilities
Property, plant and equipment	-	15,282

	-	15,282

Deferred income tax assets, net	$47,556	$17,780

A reconciliation of the (provision) recovery of income and capital taxes for continuing operations is as follows:

	Year Ended December 31,
	2012	2011
Recovery of income taxes based on the combined Canadian federal and provincial statutory tax rates of 25.0% in 2012 and 26.5% in 2011 applied to the net loss from continuing operations	$136,776	$160,656
Add (deduct)
Lower foreign tax rates	4,927	2,628
Tax benefit of losses not recognized	(124,037)	(73,557)
Capital and other taxes	(53,030)	(8,618)
Foreign exchange and other	1,024	(80,459)

(Provision) recovery of income and capital taxes	$(34,340)	$650

At December 31, 2012, Turquoise Hill had the following unused tax losses from continuing operations:

		Local Currency	U.S. Dollar Equivalent (i)	Expiry Dates
Non-capital losses:
Canada	Canadian	$251,025	$253,024	2013 to 2032
Australia	Australian	$460,792	$478,855	(a)
Mongolia	Mongolian Tugrik	706,803,502	$508,308	2013 to 2020
Indonesia	Indonesian Rupiah	140,202,525	$14,317	2013 to 2017
Hong Kong	Hong Kong	$95,348	$12,302	(b)

(i)	Translated using the year-end exchange rate.

(a)	These losses are carried forward indefinitely, subject to continuity of ownership and business tests.
(b)	These losses are carried forward indefinitely.

Turquoise Hill also has deductible temporary differences and unused tax losses in certain other foreign jurisdictions that are not disclosed above, as it is currently highly unlikely that these items will be utilized.

Turquoise Hill had no uncertain tax positions as of December 31, 2012 and 2011. Under current conditions and expectations, management does not foresee any significant changes in uncertain tax positions that would have a material impact on the Company’s financial statements.

During 2012 and 2011, Turquoise Hill did not recognize any accrued interest or penalties related to uncertain tax positions within the statement of operations or balance sheet.

Turquoise Hill is subject to taxes in Canada, Mongolia, Australia and various foreign countries. The tax years of major tax jurisdictions which remain subject to examination as of December 31, 2012 are as follows:

Canada	2005 to 2012
Mongolia	2007 to 2012
Australia	2008 to 2012

Asset Retirement Obligations	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligations
15.	ASSET RETIREMENT OBLIGATIONS

	Oyu Tolgoi	Ivanhoe Australia (a)	SouthGobi	Total
Balance, December 31, 2010	$5,618	$32,585	$2,635	$40,838

Additions and changes in estimates	8,901	(7,738)	2,863	4,026
Unrealized foreign exchange	—	(5)	—	(5)
Accretion expense	414	—	280	694

Balance, December 31, 2011	$14,933	$24,842	$5,778	$45,553

Additions and changes in estimates	74,871	2,646	(1,619)	75,898
Unrealized foreign exchange	—	464	—	464
Accretion expense	2,218	2,262	517	4,997

Balance, December 31, 2012	$92,022	$30,214	$4,676	$126,912

(a)	As at December 31, 2012, other assets included $24.1 million (December 31, 2011 - $23.8 million) held in restricted deposits that are legally restricted for the purpose of settling Ivanhoe Australia’s asset retirement obligations.

Share Capital	12 Months Ended
Dec. 31, 2012
Share Capital
16.	SHARE CAPITAL

(a)	Equity Incentive Plan

The Company has an Employees’ and Directors’ Equity Incentive Plan (the “Equity Incentive Plan”), which includes three components: (i) a Share Option Plan; (ii) a Share Bonus Plan; and (iii) a Share Purchase Plan.

(i)	The Share Option Plan authorizes the Board of Directors of the Company to grant options to directors and employees of Turquoise Hill to acquire common shares of the Company at a price based on the weighted average trading price of the common shares for the five days preceding the date of the grant. Options vest over four years and have seven year contractual terms unless otherwise determined from time to time by the Board of Directors, on the recommendation of the Compensation and Benefits Committee. The Share Option Plan also provides that these options may, upon approval of the Board of Directors, be converted into stock appreciation rights.

(ii)	The Share Bonus Plan permits the Board of Directors of the Company to authorize the issuance, from time to time, of common shares of the Company to employees of the Company and its affiliates.

(a)	Equity Incentive Plan (continued)

(iii)	The Share Purchase Plan entitles each eligible employee of Turquoise Hill to contribute up to seven percent of each employee’s annual basic salary in semi-monthly instalments. At the end of each calendar quarter, each employee participating in the Share Purchase Plan is issued common shares of the Company equal to 1.5 times the aggregate amount contributed by the participant, based on the weighted average trading price of the common shares during the preceding three months.

The Company is authorized to issue a maximum of 6.5% of the issued and outstanding Common Shares (December 31, 2012 - 65,359,809) pursuant to the Equity Incentive Plan. At December 31, 2012, an aggregate of 49,183,597 common shares were available for future grants of awards under the plan.

The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes option-pricing model requires the input of subjective assumptions, including the expected term of the option award and stock price volatility. The expected term of options granted is derived from historical data on employee exercise and post-vesting employment termination behaviour. Expected volatility is based on the historical volatility of the Company’s stock. These estimates involve inherent uncertainties and the application of management judgment. In addition, the Company is required to estimate the expected forfeiture rate and only recognize expense for those options expected to vest. As a result, if other assumptions had been used, the recorded stock-based compensation expense could have been materially different from that reported.

The weighted average grant-date fair value of stock options granted during 2012 and 2011 was Cdn$1.01 and Cdn$13.47, respectively. The fair value of these options was determined using the Black-Scholes option pricing model, using the following weighted average assumptions:

	2012		2011
Risk-free interest rate		1.09%		1.66%
Expected life		0.9 years		3.0 years
Expected volatility		39%		65%
Expected dividends	$	Nil	$	Nil

(a)	Equity Incentive Plan (continued)

A summary of stock option activity and information concerning outstanding and exercisable options at December 31, 2012 is as follows:

	Options Available for Grant	Options Outstanding	Weighted Average Exercise Price
			(Expressed in Canadian dollars)
Balances, December 31, 2010	20,244,373	16,712,070	$9.45
Increase in amount authorized	14,120,328	—	—
Options granted	(9,585,923)	9,585,923	20.02
Options exercised	—	(2,675,335)	8.81
Options cancelled	173,596	(173,596)	11.95
Bonus shares	(315,777)	—	—
Shares issued under share purchase plan	(25,766)	—	—

Balances, December 31, 2011	24,610,831	23,449,062	$13.83
Increase in amount authorized	23,701,143	—	—
Options granted	(8,484,971)	8,484,971	13.34
Options exercised	—	(6,069,382)	7.15
Options cancelled	9,487,303	(9,487,303)	14.66
Options expired	201,136	(201,136)	14.50
Bonus shares	(291,625)	—	—
Shares issued under share purchase plan	(40,220)	—	—

Balances, December 31, 2012	49,183,597	16,176,212	$15.58

At December 31, 2012, the U.S. dollar equivalent of the weighted average exercise price was $15.70 (December 31, 2011 - $13.54).

The total intrinsic value of options exercised during the years ended December 31, 2012 and 2011 was $24.1 million and $44.4 million, respectively.

As at December 31, 2012, options vested and expected to vest totalled 16,176,212 (December 31, 2011 - 23,449,062) and had an aggregate intrinsic value of $4.7 million (December 31, 2011 - $137.2 million).

(a)	Equity Incentive Plan (continued)

The following table summarizes information concerning outstanding and exercisable options at December 31, 2012:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Life (in years)	Weighted Average Exercise Price Per Share	Number Exercisable	Weighted Average Exercise Price Per Share
(Expressed in Canadian dollars)			(Expressed in Canadian dollars)		(Expressed in Canadian dollars)
$2.82 to $7.03	1,147,669	3.05	$3.58	1,147,669	$3.58
$7.04 to $8.20	2,662,094	3.94	8.12	1,619,732	8.20
$8.21 to $12.62	2,349,835	1.61	9.09	2,011,314	9.04
$12.63 to $17.70	3,412,349	3.80	14.33	2,880,952	14.23
$17.71 to $27.83	6,604,265	4.36	23.62	4,496,299	23.46

	16,176,212	3.68	$15.58	12,155,966	$14.98

As at December 31, 2012, total unrecognized compensation cost related to unvested stock options was $20.1 million. This cost is expected to be recognized over a weighted-average period of approximately 1.3 years.

As at December 31, 2012 the aggregate intrinsic value for fully vested stock options was $4.7 million (December 31, 2011 - $86.9 million).

Stock-based compensation charged to operations was incurred by Turquoise Hill as follows:

	Year Ended December 31,
	2012	2011
Turquoise Hill Resources Ltd. (i)	$68,961	$44,256
SouthGobi Resources Ltd.	13,689	13,751
Ivanhoe Australia Ltd.	9,216	13,043

	$91,866	$71,050

(i)	During 2012, stock-based compensation of $13.2 million (2011 - $32.6 million) relating to the development of the Oyu Tolgoi mine was capitalized as property, plant and equipment.

In addition, during 2012, as a result of implementing the board and management changes contemplated in the Memorandum of Agreement, 5,031,933 options vested in accordance with the terms of these awards.

(b)	Rio Tinto Placements

In 2006, the Company and Rio Tinto formed a strategic partnership and entered into a private placement agreement whereby Rio Tinto would invest in Turquoise Hill. Since 2006 the parties have entered into a series of agreements pursuant to which Rio Tinto has provided equity and debt financing to Turquoise Hill. As a result of these transactions, Rio Tinto holds a significant investment interest in Turquoise Hill. These transactions are set out below:

(Stated in thousands of U.S. dollars, except for share amounts)
Nature of Investment by Rio Tinto	Period	Number of Shares Acquired (1)	Proceeds/ Transaction Value
Private Placement - Tranche 1	2006	37,089,883	$303,395
Anti Dilution Shares	2008	243,772	612
Private Placement - Tranche 2	2009	46,304,473	388,031
March 2010 Private Placement	2010	15,000,000	240,916
Exercise of Series A Warrants	2010	46,026,522	393,066
Conversion of Convertible Credit Facility	2010	40,083,206	400,832
Exercise of Anti Dilution Warrants	2010	720,203	2,229
Partial exercise of Series B Warrants	2010	33,783,784	300,000
Rights Offering	2011	34,387,776	477,302
Exercise of remaining Series B Warrants	2011	14,070,182	119,737
Exercise of Anti Dilution Warrants	2011	827,706	2,527
Exercise of Series C Warrants	2011	40,224,365	379,316
Exercise of Subscription Right	2011	27,896,570	535,908

Balance at December 31, 2011		336,658,442	$3,543,871
Exercise of Subscription Right (2)	January 2012	439,216	8,489
Rights Offering	July 2012	133,585,562	935,099

Balance at December 31, 2012		470,683,220	$4,487,459

(1)	Shares acquired excludes other purchases made by Rio Tinto from third parties.
(2)

In January 2012, Turquoise Hill received $8.5 million from Rio Tinto following Rio Tinto’s decision to exercise the subscription right granted to Rio Tinto as part of the terms of the December 2010 Heads of Agreement between Rio Tinto and Turquoise Hill.

On January 24, 2012, Rio Tinto announced that it had increased its stake in the Company to 51.0% from 49.0%, by purchasing an additional 15.1 million common shares of the Company from two sellers in a privately negotiated transaction.

As at December 31, 2012, Rio Tinto’s equity ownership in the Company was 50.8% (December 31, 2011 - 48.9%).

(c)	Series D Warrants

On April 17, 2012, the Company signed a Memorandum of Agreement with Rio Tinto. Under the terms of this agreement and the May 22, 2012 amendment thereto, the Company agreed to issue 55 million Series D Warrants to Rio Tinto upon filing the rights offering preliminary prospectus on May 22, 2012. Each Series D Warrant entitles Rio Tinto to purchase one common share of the Company at the warrant’s exercise price at any time during a three year period. The quantity and exercise price of the Series D Warrants were both subject to certain anti-dilution provisions connected to the rights offering. After the rights offering closed on July 26, 2012, the number of Series D Warrants was increased to 74,247,460 and the exercise price was set at $10.37.

Turquoise Hill has recorded an amount of $164.4 million in equity attributable to the fair value of the Series D Warrants, and a corresponding amount was expensed as financing costs during 2012. As at May 22, 2012, the fair value of the Series D Warrants was determined using the Black-Scholes option-pricing model, using the following assumptions:

Exercise price	$10.33
Theoretical ex-rights share price	$8.62
Risk-free interest rate	0.46%
Expected life	3.0 years
Expected volatility	60%
Expected dividends	Nil

(d)	2012 Rights Offering

In June 2012, the Company filed a final short form prospectus for a rights offering open to all shareholders on a dilution-free, equal participation basis. In accordance with the terms of the rights offering, each shareholder of record as at June 19, 2012 received one right for each common share held. Every 20 rights held entitled the holder thereof to purchase seven common shares of the Company at $7.00 per share or Cdn$7.17 per share, at the election of the holder. The rights traded on the TSX, NYSE and NASDAQ and expired on July 19, 2012.

Under the Memorandum of Agreement and the May 22, 2012 amendment thereto, Rio Tinto agreed to provide a standby commitment for the full amount of the rights offering in exchange for a standby commitment fee equal to 4% of the gross rights offering proceeds. Under the standby commitment, Rio Tinto was required to acquire any common shares of the Company not taken up under the rights offering. Because the rights offering was oversubscribed, Rio Tinto did not purchase any shares under its standby commitment.

Upon the closing of the rights offering in July 2012, the Company issued a total of 259,558,050 common shares for gross proceeds of $1.8 billion. Expenses and fees relating to the rights offering totalled approximately $75.4 million, including the $72.8 million standby commitment fee paid to Rio Tinto, and reduced the gross proceeds recorded as share capital.

(d)	2012 Rights Offering (continued)

Under the terms of the rights offering, the monetary amount to be received by the Company upon the exercise of rights was not fixed. Each holder of rights could elect either the $7.00 or Cdn$7.17 subscription price. Furthermore, the Cdn$7.17 subscription price was not denominated in the Company’s U.S. dollar functional currency. Therefore, the pro rata distribution of rights to the Company’s shareholders was accounted for as a derivative financial liability measured at fair value.

On June 14, 2012, rights to be issued under the rights offering began trading on a “when issued” basis. On this date, the Company recognized an aggregate derivative financial liability of $688.4 million associated with the Company’s legal obligation to carry out the rights offering and deficit was adjusted by a corresponding amount. This derivative financial liability comprised $344.8 million attributable to rights held by the Company’s noncontrolling shareholders and $343.6 million attributable to rights held by Rio Tinto. Each reporting period, the derivative financial liability is remeasured at fair value with changes being recognized in earnings. During 2012, Turquoise Hill recognized a derivative gain of $194.7 million.

The derivative financial liability was settled as rights were exercised or expired unexercised. A total of $493.7 million was reclassified from the derivative financial liability to share capital, representing the fair value of rights exercised. At expiry, a total of $0.1 million was reclassified from the derivative financial liability to additional paid-in capital, representing the fair value of rights that expired unexercised.

Under the amendment to the Memorandum of Agreement, Rio Tinto confirmed that it would take up its full basic subscription privilege under the $1.8 billion rights offering with respect to its 51% shareholding, subject to certain conditions. Rio Tinto was committed to exercising its full basic subscription privilege regardless of whether or not the rights are in the money. Accordingly, the fair value of the derivative financial liability attributable to rights held by Rio Tinto was estimated using a forward contract pricing model, using the following assumptions:

	July 19, 2012	June 14, 2012
Theoretical ex-rights share price	$8.93	$9.52
Risk-free rate of return	0.00%	0.17%
Spot Cdn$ exchange rate	1.02	0.98

The fair value of the derivative financial liability attributable to rights held by the Company’s noncontrolling shareholders was determined by reference to published market quotations for the rights.

(e)	2011 Rights Offering

In December 2010, the Company filed a final short form prospectus for a rights offering open to all shareholders on a dilution-free, equal participation basis. In accordance with the terms of the rights offering, each shareholder of record as at December 31, 2010 received one right for each common share held. Every 100 rights held entitled the holder thereof to purchase 15 common shares of the Company at $13.88 per share or Cdn$13.93 per share, at the election of the holder. The rights traded on the TSX, NYSE and NASDAQ and expired on January 26, 2011.

Upon the closing of the rights offering, the Company issued a total of 84,867,671 common shares for gross proceeds of $1.18 billion. Expenses and fees relating to the rights offering totalled approximately $27.3 million.

Under the terms of the rights offering, the monetary amount to be received by the Company upon the exercise of rights was not fixed. Each holder of rights could elect either the $13.88 or Cdn$13.93 subscription price. Furthermore, the Cdn$13.93 subscription price was not denominated in the Company’s U.S. dollar functional currency. Therefore, the pro rata distribution of rights to the Company’s shareholders was accounted for as a derivative financial liability measured at fair value.

On December 23, 2010, rights to be issued under the rights offering began trading on a “when issued” basis. On this date, the Company recognized a derivative financial liability of $901.9 million associated with the Company’s legal obligation to carry out the rights offering and deficit was adjusted by a corresponding amount. Each reporting period, the derivative financial liability was remeasured at fair value with changes being recognized in earnings. During 2011, Turquoise Hill recognized a derivative loss of $432.5 million.

The derivative financial liability was settled as rights were exercised or expired unexercised. A total of $1.19 billion was reclassified from the derivative financial liability to share capital, representing the fair value of rights exercised. At expiry, a total of $5.7 million was reclassified from the derivative financial liability to additional paid-in capital, representing the fair value of rights that expired unexercised.

The fair value of the derivative financial liability was determined by reference to published market quotations for the rights.

Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss)
17.	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

	December 31,
	2012	2011

Long term investments, net of tax provision of $nil, $2,847	$(461)	$14,413
Other long-term investments, net of tax of $nil, $nil	(4,133)	(34,442)
Currency translation adjustment	26,161	21,671
Noncontrolling interest	(8,718)	(3,942)

	$12,849	$(2,300)

Noncontrolling Interests	12 Months Ended
Dec. 31, 2012
Noncontrolling Interests
18.	NONCONTROLLING INTERESTS

At December 31, 2012 there were noncontrolling interests in Oyu Tolgoi, Ivanhoe Australia and SouthGobi:

	Noncontrolling Interests
	Oyu Tolgoi	Ivanhoe Australia	SouthGobi	Total
Balance, December 31, 2010	$(353,401)	$69,092	$286,919	$2,610

Noncontrolling interests’ share of (loss) income	(15,130)	(45,610)	16,411	(44,329)
Noncontrolling interests’ share of other comprehensive income (loss)	932	1,751	(4,764)	(2,081)
Common share investments funded on behalf of noncontrolling interest (a)	110,128	—	—	110,128
Funded amounts repayable to the Company (a)	(110,128)	—	—	(110,128)
Changes in noncontrolling interests arising from changes in ownership interests	—	75,635	(14,850)	60,785

Balance, December 31, 2011	$(367,599)	$100,868	$283,716	$16,985

Noncontrolling interests’ share of loss	(47,509)	(46,916)	(52,463)	(146,888)
Noncontrolling interests’ share of other comprehensive income (loss)	11,268	520	(7,012)	4,776
Common share investments funded on behalf of noncontrolling interest (a)	535,626	—	—	535,626
Funded amounts repayable to the Company (a)	(535,626)	—	—	(535,626)
Other changes in noncontrolling interest (b)	69,239	—	—	69,239
Changes in noncontrolling interests arising from changes in ownership interests	—	43,909	23,725	67,634

Balance, December 31, 2012	$(334,601)	$98,381	$247,966	$11,746

(a)	During 2011 and 2012, Turquoise Hill funded common share investments in Oyu Tolgoi on behalf of Erdenes Oyu Tolgoi LLC (“Erdenes”). In accordance with the Amended and Restated Shareholders Agreement dated June 8, 2011, such funded amounts earn interest at an effective annual rate of LIBOR plus 6.5% and are repayable to Turquoise Hill via a pledge over Erdenes’ share of future Oyu Tolgoi common share dividends. Erdenes also has the right to reduce the outstanding balance by making payments directly to Turquoise Hill.

Common share investments funded on behalf of Erdenes are recorded as a reduction to the net carrying value of noncontrolling interest. As at December 31, 2012, the cumulative amounts of such funding and unrecognized interest were $645.8 million (December 31, 2011 - $110.1 million) and $59.7 million (December 31, 2011 - $1.0 million) respectively.

(b)	During 2012, shareholder loans from Turquoise Hill to Oyu Tolgoi totalling $245.4 million were converted to equity.

During 2012, unpaid dividends of $41.8 million on Oyu Tolgoi preferred shares held by Turquoise Hill were converted to equity.

Cost Of Sales	12 Months Ended
Dec. 31, 2012
Cost Of Sales
19.	COST OF SALES

	Year Ended December 31,
	2012	2011
Production and delivery	$93,748	$121,155
Depreciation and depletion	20,244	28,153
Write-down of carrying value of inventory	25,890	18,936
Write-down of carrying value of property, plant and equipment	15,245	16,605

Cost of sales during mine operations	155,127	184,849
Cost of sales during idled mine period (i)	52,958	—

	$208,085	$184,849

(i)	Cost of sales during idled mine period for the year ended December 31, 2012 includes $33.4 million (2011 - $nil) of depreciation expense. The depreciation expense relates to SouthGobi’s idled plant and equipment.

During the second quarter of 2012, SouthGobi commenced curtailing mining activities at the Ovoot Tolgoi mine to manage coal inventories and to maintain efficient working capital levels. By June 30, 2012, mining activities were fully curtailed and remained so for the remainder of 2012; however, operations at the Ovoot Tolgoi mine resumed on March 22, 2013.

Other Operating Expenses	12 Months Ended
Dec. 31, 2012
Other Operating Expenses
20.	OTHER OPERATING EXPENSES

	Year Ended December 31,
	2012	2011
Operational readiness	$87,178	$15,760
Operating segment administration	51,287	47,252
Corporate social responsibility	20,145	1,017
Public infrastructure	1,273	8,069

	$159,883	$72,098

Other Income (Expense)	12 Months Ended
Dec. 31, 2012
Other Income (Expense)
21.	OTHER INCOME (EXPENSE)

	Year Ended December 31,
	2012	2011

Unrealized losses on long-term investments (Note 6 (d))	$(4,515)	$(2,804)
Realized gains on sale of long-term investments (Note 6)	6,125	10,628
Unrealized gains on other long-term investments (Note 7)	11,463	3,573
Realized gains on other long-term investments (Note 7 (b))	4,483	123
Write-down of carrying value of long-term investments (Note 6)	(34,605)	(9,550)

	$(17,049)	$1,970

Cash Flow Information	12 Months Ended
Dec. 31, 2012
Cash Flow Information
22.	CASH FLOW INFORMATION

(a)	Reconciliation of net loss to net cash flow used in operating activities

	Year Ended December 31,
	2012	2011
Net loss	$(581,443)	$(614,701)
Loss from discontinued operations	—	9,105
Items not involving use of cash
Stock-based compensation	86,245	67,248
Accretion expense	5,131	754
Depreciation	56,265	30,583
Accrued interest income	(10,345)	(9,124)
Financing costs	164,384	—
Unrealized losses on long-term investments	4,515	2,804
Realized gains on sale of long-term investments	(6,125)	(10,628)
Unrealized gains on other long-term investments	(11,463)	(3,573)
Realized gains on other long-term investments	(4,483)	(123)
Change in fair value of derivative	(194,664)	432,536
Change in fair value of embedded derivatives	(39,512)	(106,489)
Unrealized foreign exchange (gains) losses	(14,308)	13,589
Share of loss (income) of significantly influenced investees	32,944	(17,208)
Write-down of current assets	42,095	23,224
Write-down of carrying values of property, plant and equipment	15,245	16,605
Gain on settlement of note receivable	—	(102,995)
Write-down of carrying value of long-term investments	34,605	9,550
Deferred income taxes	(18,690)	(9,268)
Bonus shares	5,621	3,802
Net change in non-cash operating working capital items:
Decrease (increase) in:
Accounts receivable	40,960	(47,210)
Due from related parties	(445)	—
Inventories	(314,601)	(89,193)
Prepaid expenses	5,836	(33,016)
(Decrease) increase in:
Accounts payable and accrued liabilities	126,738	55,688
Payable to related parties	66,116	—
Interest payable on long-term debt	2,074	6,319

Cash used in operating activities	$(507,305)	$(371,721)

(b)	Supplementary information regarding other non-cash transactions

The non-cash investing and financing activities relating to continuing operations not already disclosed in the consolidated statements of cash flows were as follows:

	Year Ended December 31,
	2012	2011
Financing activites:
Rights offering (Note 16 (d) and (e))	493,673	1,193,064
Interest settlement on convertible credit facility (Note 12)	4,000	4,011

	$497,673	$1,197,075

(c)	Other supplementary information

	Year Ended December 31,
	2012	2011
Interest paid	$9,843	$9,147

Income taxes paid	$2,418	$7,991

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
23.	RELATED PARTY TRANSACTIONS

(a)	Related party transactions with Rio Tinto

On January 24, 2012, Rio Tinto announced that it had increased its stake in the Company to 51.0% from 49.0%. As at December 31, 2012, Rio Tinto’s equity ownership in the Company was 50.8% (December 31, 2011 – 48.9%).

The following table presents the consolidated balance sheet line items that include deposits with Rio Tinto, amounts due from Rio Tinto and amounts payable to Rio Tinto:

	December 31,
	2012	2011
Cash and cash equivalents (i)	$970,591	$—
Due from related parties	496	—
Payable to related parties:
Management services payment (ii)	(91,175)	(56,783)
Cost recoveries (iii)	(94,226)	(26,026)
Interest payable on long-term debt (Note 13)	(25,105)	(4,507)
Interim funding facility (Note 13 (a))	(1,799,004)	(400,655)

	$(1,038,423)	$(487,971)

The following table summarizes transactions with Rio Tinto by their nature:

	Year Ended December 31,
	2012	2011
Interest income on demand deposits (i)	$385	$—
Costs recoveries - Turquoise Hill	2,654	—
Financing costs:
Series D Warrants (Note 16 (c))	(164,384)	—
Standby commitment fee (Note 16 (d))	(72,764)	—
Front end fees (Note 13)	(15,000)	(18,000)
Commitment fees (Note 13)	(17,681)	(7,705)
Interest expense (Note 13)	(101,109)	(881)
Management services payment (ii)	(34,392)	(42,770)
Costs recoveries - Rio Tinto (iii)	(113,326)	(40,808)

	$(515,617)	$(110,164)

(i)	Cash and cash equivalents at December 31, 2012 included two deposits with Rio Tinto totalling $970.6 million (December 31, 2011 - $nil) that earn interest at LIBOR plus 3.25% and are required to be repaid, in whole or in part, to the Company on demand.

The first deposit of $696.4 million terminates on the earliest of the first drawdown under the Oyu Tolgoi project-finance package, the full repayment of all amounts due under the interim funding facility (Note 13 (a)) and December 31, 2013.

The second deposit of $274.2 million was terminated by Rio Tinto on March 1, 2013 in accordance with the terms of the deposit arrangement.

In the event Rio Tinto fails to repay any amount payable to the Company under the deposit arrangement, the Company may elect to apply such amount to any amount outstanding under the interim funding facility.

During 2012, interest income of $0.4 million (2011 - $nil) was earned on the two amounts deposited with Rio Tinto.

(ii)	In accordance with the Amended and Restated Shareholders Agreement, which was signed on June 8, 2011, and other related agreements, Turquoise Hill is required to pay a management services payment to Rio Tinto equal to 1.5% of all capital costs and operating costs incurred by Oyu Tolgoi from March 31, 2010 until the Oyu Tolgoi mine achieves certain production milestones. Thereafter, the 1.5% factor increases to 3.0%.

The payment of the accrued management services payment has been deferred until the Oyu Tolgoi mine reaches certain production milestones, which are expected to be achieved in the first half of 2013. Thereafter, the management services payment will be payable quarterly.

(a)	Related party transactions with Rio Tinto (continued)

(iii)	Rio Tinto recovers the costs of providing general corporate support services and mine management services to Turquoise Hill. Mine management services are provided by Rio Tinto in its capacity as the manager of the Oyu Tolgoi mine.

The above noted transactions were in the normal course of operations and were measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.

(b)	Other related party transactions

The following table summarizes transactions with related parties which were primarily incurred on a cost-recovery basis with a company affiliated with Turquoise Hill or companies related by way of directors or shareholders in common. The table summarizes related party transactions by related party:

	Year Ended December 31,
	2012	2011
Global Mining Management Corporation (i)	$24,019	$14,815
Robert Friedland related entities (ii)	21,224	8,299

	$45,243	$23,114

The above noted transactions were in the normal course of operations and were measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.

Amounts due from related parties and amounts payable to related parties at December 31, 2012, included $1.2 million and $0.1 million, respectively (December 31, 2011 - $1.2 million and $2.1 million, respectively), which were due from/to a company affiliated with Turquoise Hill or companies related by way of directors or shareholders in common.

(i)	Global Mining Management Corporation (“Global”) is a private company based in Vancouver owned equally by seven companies, one of which is the Company. Global has a director in common with the Company. Global provides administration, accounting, and other office services to the Company on a cost-recovery basis.

(ii)	Robert Friedland beneficially owns more than 10% of the Company and was the Company’s CEO up until April 17, 2012. Turquoise Hill had various service arrangements with certain private companies 100%-owned by Mr. Friedland. These arrangements were on a cost-recovery basis and included aircraft rental and administration and other office services out of London, England and Singapore. The cost-sharing arrangements with these entities were terminated in April 2012, and a payment of $19.4 million was made to settle all obligations.

Turquoise Hill has a 50% interest in Altynalmas. During 2012, the Company recognized $4.6 million (2011 - $3.6 million) in interest income on its shareholder loan balance with Altynalmas.

Segment Disclosures	12 Months Ended
Dec. 31, 2012
Segment Disclosures
24.	SEGMENT DISCLOSURES

	Year Ended December 31, 2012
	Oyu Tolgoi	Ivanhoe Australia (a)	SouthGobi (b)	Other Exploration	Corporate	Consolidated
REVENUE	$—	$80,655	$53,116	$—	$—	$133,771

COST OF SALES	—	(72,750)	(135,335)	—	—	(208,085)
EXPENSES
Exploration and evaluation	(42,181)	(102,885)	(8,598)	(15,302)	—	(168,966)
Other operating expenses	(107,540)	(21,858)	(30,485)	—	—	(159,883)
General and administrative	—	—	—	—	(154,486)	(154,486)
Depreciation	—	(2,392)	(215)	(145)	(45)	(2,797)
Accretion of asset retirement obligations	(2,218)	(2,262)	(517)	—	—	(4,997)
Write-down of current assets	—	—	(16,205)	—	—	(16,205)

TOTAL EXPENSES	(151,939)	(202,147)	(191,355)	(15,447)	(154,531)	(715,419)

OPERATING LOSS	(151,939)	(121,492)	(138,239)	(15,447)	(154,531)	(581,648)

OTHER INCOME (EXPENSES)
Interest income	3,432	3,649	406	74	11,892	19,453
Interest expense	—	—	(10,829)	—	(1,114)	(11,943)
Financing costs	—	—	—	—	(164,384)	(164,384)
Foreign exchange (losses) gains	(4,786)	92	(2,729)	(241)	14,900	7,236
Change in fair value of derivative	—	—	—	—	194,664	194,664
Change in fair value of embedded derivatives	—	—	39,512	—	—	39,512
Gain on settlement of note receivable	—	—	—	—	—	—
Other income (expense)	—	4,363	(23,631)	—	2,219	(17,049)

LOSS BEFORE INCOME TAXES AND OTHER ITEMS	(153,293)	(113,388)	(135,510)	(15,614)	(96,354)	(514,159)
(Provision) recovery of income taxes	(52,521)	(520)	11,200	(81)	7,582	(34,340)
Share of income (loss) of significantly influenced investees	—	289	(99)	—	(33,134)	(32,944)

NET LOSS FROM CONTINUING OPERATIONS	(205,814)	(113,619)	(124,409)	(15,695)	(121,906)	(581,443)
LOSS FROM DISCONTINUED OPERATIONS	—	—	—	—	—	—

NET LOSS	(205,814)	(113,619)	(124,409)	(15,695)	(121,906)	(581,443)
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	47,509	46,916	52,463	—	—	146,888

NET LOSS ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.	$(158,305)	$(66,703)	$(71,946)	$(15,695)	$(121,906)	$(434,555)

CAPITAL EXPENDITURES	$2,389,555	$93,688	$90,658	$225	$22	$2,574,148

TOTAL ASSETS	$6,852,304	$284,550	$679,698	$10,443	$1,257,796	$9,084,791

(a)	During the year ended December 31, 2012, all of Ivanhoe Australia’s revenue arose from sales in Australia to five customers.
(b)	During the year ended December 31, 2012, all of SouthGobi’s revenue arose from coal sales in Mongolia. Revenue from the two largest customers was $21.3 million and $16.0 million, respectively.

	Year Ended December 31, 2011
	Oyu Tolgoi	Ivanhoe Australia	SouthGobi (a)	Other Exploration	Corporate	Consolidated
REVENUE	$—	$—	$179,049	$—	$—	$179,049

COST OF SALES	—	—	(184,849)	—	—	(184,849)
EXPENSES
Exploration and evaluation	(15,028)	(148,044)	(31,345)	(16,073)	—	(210,490)
Other operating expenses	(16,788)	(18,413)	(36,897)	—	—	(72,098)
General and administrative	—	—	—	—	(100,805)	(100,805)
Depreciation	(173)	(1,266)	(322)	(534)	(135)	(2,430)
Accretion of asset retirement obligations	(414)	—	(280)	—	—	(694)
Write-down of current assets	—	—	(4,288)	—	—	(4,288)

TOTAL EXPENSES	(32,403)	(167,723)	(257,981)	(16,607)	(100,940)	(575,654)

OPERATING LOSS	(32,403)	(167,723)	(78,932)	(16,607)	(100,940)	(396,605)

OTHER INCOME (EXPENSES)
Interest income	5,566	7,635	1,243	42	7,591	22,077
Interest expense	—	—	(9,472)	—	(1,541)	(11,013)
Financing costs	—	—	—	—	—	—
Foreign exchange (losses) gains	(3,648)	25	790	262	(14,260)	(16,831)
Change in fair value of derivative	—	—	—	—	(432,536)	(432,536)
Change in fair value of embedded derivatives	—	—	106,489	—	—	106,489
Gain on settlement of note receivable	—	—	—	—	102,995	102,995
Other (expense) income	—	(8,622)	(3,082)	—	13,674	1,970

(LOSS) INCOME BEFORE INCOME TAXES AND OTHER ITEMS	(30,485)	(168,685)	17,036	(16,303)	(425,017)	(623,454)
(Provision) recovery of income taxes	(536)	(239)	7,195	452	(6,222)	650
Share of income (loss) of significantly influenced investees	—	40,279	—	—	(23,071)	17,208

NET (LOSS) INCOME FROM CONTINUING OPERATIONS	(31,021)	(128,645)	24,231	(15,851)	(454,310)	(605,596)
LOSS FROM DISCONTINUED OPERATIONS	—	—	—	—	(9,105)	(9,105)

NET (LOSS) INCOME	(31,021)	(128,645)	24,231	(15,851)	(463,415)	(614,701)
NET LOSS (INCOME) ATTRIBUTABLE TO NONCONTROLLING INTERESTS	15,130	45,610	(16,411)	—	—	44,329

NET (LOSS) INCOME ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.	$(15,891)	$(83,035)	$7,820	$(15,851)	$(463,415)	$(570,372)

CAPITAL EXPENDITURES	$2,383,446	$25,930	$218,108	$551	$51	$2,628,086

TOTAL ASSETS	$4,384,365	$324,093	$887,914	$14,602	$525,854	$6,136,828

(a)	During the year ended December 31, 2011, all of SouthGobi’s revenue arose from coal sales in Mongolia. Revenue from the three largest customers was $82.4 million, $39.4 million and $35.8 million, respectively.

Commitments And Contingencies	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies
25.	COMMITMENTS AND CONTINGENCIES

Turquoise Hill has, in the normal course of its business, entered into various long-term contracts, which include commitments for future operating payments under contracts for drilling, engineering, equipment rentals and other arrangements as follows:

2013	$290,821
2014	14,272
2015	11,985
2016	1,106
2017 onwards	3,251

$321,435

Due to the size, complexity and nature of Turquoise Hill’s operations, various legal and tax matters arise in the ordinary course of business. Turquoise Hill accrues for such items when both a liability is probable and the amount can be reasonably estimated. In the opinion of management, these matters will not have a material effect on the consolidated financial statements of the Company.

Fair Value Accounting	12 Months Ended
Dec. 31, 2012
Fair Value Accounting
26.	FAIR VALUE ACCOUNTING

The ASC establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three levels of the fair value hierarchy are as follows:

Level 1:	Quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2:	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3:	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable.

The following table sets forth the Company’s financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair Value at December 31, 2012
	Total	Level 1	Level 2	Level 3

Assets:
Short-term investments	$15,000	$15,000	$—	$—
Long-term investments	37,472	37,472	—	—
Other long-term investments	270,612	—	—	270,612

	$323,084	$52,472	$—	$270,612

Liabilities:
Embedded derivative liability	$8,876	$—	$8,876	$—

	$8,876	$—	$8,876	$—

	Fair Value at December 31, 2011
	Total	Level 1	Level 2	Level 3

Assets:
Short-term investments	$—	$—	$—	$—
Long-term investments	76,068	76,068	—	—
Other long-term investments	317,325	44,970	—	272,355

	$393,393	$121,038	$—	$272,355

Liabilities:
Embedded derivative liability	$48,388	$—	$48,388	$—

	$48,388	$—	$48,388	$—

The Company’s short-term and long-term investments are classified within level 1 of the fair value hierarchy as they are valued using quoted market prices of certain investments.

The Company’s other long-term investments are classified within level 1 and 3 of the fair value hierarchy and consist of Long-Term Notes, T-Bill, tax prepayments, convertible bonds and Money Market investments.

The Company’s embedded derivative liability, included within the convertible credit facility (Note 12), is classified within level 2 of the fair value hierarchy as it is determined using a Monte Carlo simulation valuation model, which uses readily observable market inputs.

The table below sets forth a summary of changes in the fair value of the Company’s level 3 financial assets for the year ended December 31, 2012 and 2011.

	Long-Term Notes	T-Bills	Tax Prepayment	Convertible Bonds	Totals
Balance, December 31, 2010	$29,763	$80,394	$36,486	$—	$146,643

Additions	—	—	100,000	15,000	115,000
Accrued interest	—	2,930	1,903	—	4,833
Foreign exchange losses	(604)	—	—	—	(604)
Fair value redeemed	(106)	—	—	—	(106)
Unrealized gains (losses) included in other comprehensive income	—	5,024	(2,286)	—	2,738
Unrealized gains included in earnings	3,224	—	—	627	3,851

Balance, December 31, 2011	$32,277	$88,348	$136,103	$15,627	$272,355

Accrued interest	—	3,017	2,695	—	5,712
Foreign exchange gains	66	—	—	—	66
Fair value redeemed	(31,325)	—	—	—	(31,325)
Unrealized gains included in other comprehensive income	—	15,166	15,143	—	30,309
Unrealized gains included in earnings	9,122	—	—	2,311	11,433
Convertible Bond conversion	—	—	—	(17,938)	(17,938)

Balance, December 31, 2012	$10,140	$106,531	$153,941	$—	$270,612

Disclosures Regarding Financial Instruments	12 Months Ended
Dec. 31, 2012
Disclosures Regarding Financial Instruments
27.	DISCLOSURES REGARDING FINANCIAL INSTRUMENTS

(a)	Turquoise Hill is exposed to credit risk with respect to its accounts receivable. The significant concentrations of credit risk are situated in Mongolia, China and Australia. Turquoise Hill does not mitigate the balance of this risk.

(b)	Turquoise Hill is exposed to interest rate risk with respect to the variable rates of interest incurred on the interim funding facility (Note 13 (a)) and cash and cash equivalents. Interest rate risk is concentrated in Canada. Turquoise Hill does not mitigate the balance of this risk.

Subsequent Event	12 Months Ended
Dec. 31, 2012
Subsequent Event
28.	SUBSEQUENT EVENT

SouthGobi is subject to continuing investigations by the Mongolian Independent Authority Against Corruption (“IAAC”) and other governmental and regulatory authorities in the Republic of Mongolia regarding allegations against SouthGobi and some of its employees involving possible breaches of Mongolian laws, including anti-corruption and taxation laws.

Subsequent to December 31, 2012, the IAAC informed SouthGobi that orders, placing restrictions on certain of its Mongolian assets, had been imposed in connection with its continuing investigation.

The orders placing restrictions on certain of SouthGobi’s Mongolian assets could ultimately result in an event of default of SouthGobi’s convertible debenture. This matter remains under review by SouthGobi and its advisers, but to date, it is SouthGobi’s view that this would not result in an event of default as defined under the convertible debenture terms. However, in the event that the orders result in an event of default of SouthGobi’s convertible debenture that remains uncured for ten business days, the principal amount owing and all accrued and unpaid interest will become immediately due and payable upon notice to SouthGobi by CIC.

The orders relate to certain items of operating equipment and infrastructure and SouthGobi’s Mongolian bank accounts. The orders related to the operating equipment and infrastructure restricts the sale of these items; however, the orders do not restrict the use of these items in SouthGobi’s mining activities. The orders related to SouthGobi’s Mongolian bank accounts restrict the use of in-country funds. While the orders restrict the use of in-country funds pending outcome of the investigation, they are not expected to have any material impact on SouthGobi’s activities.

Summary Of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Principles Of Consolidation
(a)	Principles of consolidation

These consolidated financial statements include the accounts of the Company and those entities in which the Company has a controlling financial interest either through voting rights or means other than voting rights. For these entities, the Company records 100% of the revenues, expenses, cash flows, assets and liabilities in the consolidated financial statements. For entities that the Company controls but holds less than a 100% ownership interest, a noncontrolling interest is recorded in the consolidated statement of operations and balance sheet to reflect the noncontrolling interest’s share of the net income (loss) and net assets of the entity, respectively.

The Company has assessed all entities, including those entities that hold economic interests in projects that are in the exploration or development stage, in which the Company holds an economic interest to determine if they are variable interest entities (“VIEs”). If they are determined to be VIEs, the Company assesses on an ongoing basis who the primary beneficiary is based on who has the power to direct matters that most significantly impact the VIE’s economic performance and who has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. Matters that may have a significant impact on the VIE’s economic performance include, but are not limited to, approval of budgets and programs, financing decisions, construction decisions and delegation of certain responsibilities to the operator of the project. For VIEs where the Company is the primary beneficiary, the Company consolidates the entity and records a noncontrolling interest, measured initially at its estimated fair value, for the interest held by other equity owners. For VIEs where the Company has shared power with unrelated parties over the aforementioned matters that most significantly impact the VIE’s economic performance, the Company uses the equity method of accounting to report their results.

The following table illustrates the Company’s policy used to account for its interests in significant entities where the Company holds less than a 100% economic interest. The Company consolidates all entities where it holds a 100% economic interest.

	Economic interest at December 31, 2012	Method
Ivanhoe Australia Limited (i)	57.3%	Consolidation
SouthGobi Resources Ltd. (ii)	57.6%	Consolidation
Oyu Tolgoi LLC (iii)	66.0%	Consolidation
Altynalmas Gold Ltd. (iv)	50.0%	Equity Method

(i)	A wholly owned subsidiary of the Company holds a 57.3% interest in Ivanhoe Australia Limited (“Ivanhoe Australia”), with its copper-gold operations, development activities and exploration activities in the Cloncurry region of Queensland, Australia.

(ii)	The Company holds a 57.6% interest in SouthGobi Resources Ltd. (“SouthGobi”), which owns the Ovoot Tolgoi coal mine in southern Mongolia and is conducting ongoing exploration and development programs at several other Mongolian coal prospects.

(iii)	Wholly-owned subsidiaries of the Company together hold a 66.0% interest in Oyu Tolgoi LLC (“Oyu Tolgoi”), a VIE whose principal asset is the Oyu Tolgoi copper-gold mine located in southern Mongolia.

The Company has determined that no individual party has both: (a) the unilateral power to direct the activities that most significantly impact Oyu Tolgoi’s economic performance and (b) the obligation to absorb losses or the right to receive benefits that could potentially be significant to Oyu Tolgoi. The Company consolidates its 66.0% interest in Oyu Tolgoi as it is a member of a related party group with such attributes and is the entity within the group that is most closely associated with Oyu Tolgoi. The determination of which party within the related party group is most closely associated with Oyu Tolgoi requires judgment and is based on the existence of principal-agency relationships within the group, relationship and significance of the activities of the VIE to the parties within the group, exposure to the variability associated with the anticipated economic performance of the VIE and design of the VIE.

The Company has historically funded 100% of the Oyu Tolgoi copper-gold mine’s exploration and development costs via equity and debt investments in Oyu Tolgoi. At December 31, 2012, the consolidated carrying amounts (100%) of Oyu Tolgoi’s assets and liabilities were $6.8 billion and $0.9 billion, respectively. The maximum exposure to loss related to this VIE is $7.6 billion, calculated as the aggregate of the carrying amount of the Company’s common share interest, shareholder loan interests and certain obligations of Oyu Tolgoi guaranteed by the Company.

(iv)	The Company holds a 50.0% interest in Altynalmas Gold Ltd. (“Altynalmas”), which owns the Kyzyl Gold Project that hosts the Bakyrchik and Bolshevik gold deposits in Kazakhstan. The Company accounts for its interest in this VIE using the equity method. The maximum exposure related to this VIE is limited to the carrying amount of the shareholder loan due from Altynalmas (Note 6 (a)).

Measurement Uncertainties
(b)	Measurement uncertainties

Generally accepted accounting principles require management to make assumptions and estimates that affect the reported amounts and other disclosures in these consolidated financial statements. Actual results may differ from those estimates.

Significant estimates used in the preparation of these consolidated financial statements include, among other things, the recoverability of accounts receivable and investments, the proven and probable ore reserves, the estimated recoverable tonnes of ore from each mine area, the estimated net realizable value of inventories, the provision for income taxes and the recognition of deferred income tax assets and deferred income tax liabilities, the expected economic lives of and the recoverability of property, plant and equipment, depreciation and depletion, stock-based compensation, estimated fair value of derivatives, estimated fair value of warrants, estimated fair values of financial assets and liabilities falling within levels 2 or 3 of the Financial Accounting Standards Board Accounting Standards Codification (“ASC”) guidance for fair value measurements, and the anticipated costs and timing of asset retirement obligations.

Foreign Currencies
(c)	Foreign currencies

The Company has determined the U.S. dollar to be its functional currency as it is the currency of the primary economic environment in which the Company and its subsidiaries operate. Accordingly, monetary assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect at the balance sheet date and non-monetary assets and liabilities are translated at the exchange rates in effect at the time of acquisition or issue. Revenues and expenses are translated at rates approximating the exchange rates in effect at the time of the transactions. All exchange gains and losses are included in operations.

For foreign subsidiaries whose functional currency is the local currency, assets and liabilities are translated into U.S. dollars at the exchange rate in effect at the balance sheet date, while revenues and expenses are translated at average rates in effect for the period. The related translation gains and losses are included in accumulated other comprehensive income (loss).

Revenue Recognition
(d)	Revenue recognition

Sales revenues are recognized when the risks and rewards of ownership pass to the customer, collection is reasonably assured and the price is reasonably determinable. Depending on the terms of the sales contract, this occurs when saleable product is either loaded onto a train, truck or vessel; or unloaded at the final destination.

Cash And Cash Equivalents
(e)	Cash and cash equivalents
Cash and cash equivalents include short-term money market instruments with terms to maturity, at the date of acquisition, not exceeding 90 days.
Short-Term Investments
(f)	Short-term investments

Short-term investments include money market instruments with terms to maturity, at the date of acquisition, exceeding 90 days and with remaining terms at December 31, 2012 of less than one year.

Inventories
(g)	Inventories

Stockpiles are valued at the lower of production cost and net realizable value. Production cost includes direct and indirect labour, operating materials and supplies, transportation costs, and an applicable portion of operating overhead, including depreciation and depletion. Net realizable value is the expected average selling price of the finished product less the costs to get the product into saleable form and to the selling location.

Mine stores and supplies are valued at the lower of the weighted average cost, less allowances for obsolescence, and replacement cost.

Long-Term Investments
(h)	Long-term investments

Long-term investments in companies in which Turquoise Hill has voting interests between 20% and 50%, or where Turquoise Hill has the ability to exercise significant influence, are accounted for using the equity method. Under this method, Turquoise Hill’s share of the investees’ earnings and losses is included in operations and its investments therein are adjusted by a like amount. Dividends received are credited to the investment accounts.

Long-term investments in equity securities that have readily determinable fair values and are not subject to significant influence are classified as either “available-for-sale” or “held-for-trading”. Available-for-sale investments are measured at fair value with unrealized gains and losses recognized in accumulated other comprehensive income (loss), unless the declines in market value are judged to be other than temporary, in which case the losses are recognized in income for the period. Held-for-trading investments are measured at fair value with changes in those fair values recognized in income for the period.

The cost method is used to account for long-term investments in equity securities that are not accounted for using the equity method or classified as either “available-for-sale” or “held-for-trading”.

Exploration And Development
(i)	Exploration and development

All direct costs related to the acquisition of mineral property interests are capitalized in the period incurred.

Exploration costs are charged to operations in the period incurred until such time as it has been determined that a property has economically recoverable reserves, in which case subsequent exploration costs and the costs incurred to develop a property are capitalized. Exploration costs include value-added taxes incurred in foreign jurisdictions when recoverability of those taxes is uncertain.

Property, Plant And Equipment
(j)	Property, plant and equipment

Property, plant and equipment are carried at cost (including development and preproduction costs, capitalized interest, other capitalized financing costs and all direct administrative support costs incurred during the construction period, net of cost recoveries and incidental revenues), less accumulated depletion and depreciation including write-downs. Following the construction period, interest, other financing costs and administrative costs are expensed as incurred.

On the commencement of commercial production, depletion of each mining property is provided on the units-of-production basis, using estimated proven and probable reserves as the depletion basis.

Property, plant and equipment are depreciated, following the commencement of commercial production, over their expected economic lives using either the units-of-production method or the straight-line method (over one to twenty years).

Capital works in progress are not depreciated until the capital asset has been put into operation.

Turquoise Hill reviews the carrying values of its property, plant and equipment whenever events or changes in circumstances indicate that their carrying values may not be recoverable. An impairment is considered to exist if total estimated future cash flows, or probability-weighted cash flows on an undiscounted basis, are less than the carrying value of the assets. An impairment loss is measured and recorded based on discounted estimated future cash flows associated with value beyond proven and probable reserves. In estimating future cash flows, assets are grouped at the lowest level for which there is identifiable future cash flows that are largely independent of cash flows from other asset groups. Generally, in estimating future cash flows, all assets are grouped at a particular mine for which there is identifiable cash flows.

Stripping Costs
(k)	Stripping costs

Stripping costs incurred during the production phase of an open-pit mine are variable production costs that are included in the costs of inventory produced during the period that the stripping costs are incurred. The production phase of a mine commences when saleable minerals are produced from an ore body, regardless of the level of production. However, the production phase does not commence with the removal of de minimis saleable mineral material that occurs in conjunction with the removal of overburden or waste material for the purpose of obtaining access to an ore body.

Asset Retirement Obligations
(l)	Asset retirement obligations

Turquoise Hill recognizes liabilities for statutory, contractual or legal obligations associated with the retirement of property, plant and equipment, when those obligations result from the acquisition, construction, development or normal operation of the assets. Initially, a liability for an asset retirement obligation is recognized at its fair value in the period in which it is incurred. Upon initial recognition of the liability, the corresponding asset retirement cost is added to the carrying amount of that asset and the cost is amortized as an expense over the economic life of the related asset. Following the initial recognition of the asset retirement obligation, the carrying amount of the liability is increased for the passage of time and adjusted for changes to the amount or timing of the underlying cash flows needed to settle the obligation and changes in estimate are added to or deducted from the asset.

Stock-Based Compensation
(m)	Stock-based compensation

The Company has an Employees’ and Directors’ Equity Incentive Plan which is disclosed in Note 16 (a). The fair value of stock options at the date of grant is amortized to operations, with an offsetting credit to additional paid-in capital, on a straight-line basis over the vesting period. If and when the stock options are ultimately exercised, the applicable amounts of additional paid-in capital are transferred to share capital.

Deferred Income Taxes
(n)	Deferred income taxes

The provision for deferred income taxes is based on the liability method. Deferred taxes arise from the recognition of the tax consequences of temporary differences by applying enacted statutory tax rates applicable to future years to differences between the financial statement’s carrying amounts and the tax bases of certain assets and liabilities. The Company records a valuation allowance against any portion of those deferred income tax assets that management believes will, more likely than not, fail to be realized.

Loss Per Share
(o)	Loss per share

The basic loss per share is computed by dividing the net loss attributable to common stock by the weighted average number of common shares outstanding during the year. All stock options and share purchase warrants outstanding at each period end have been excluded from the weighted average share calculation. The effects of potentially dilutive stock options and share purchase warrants were antidilutive in the years ended December 31, 2012 and 2011.

The potentially dilutive shares excluded from the loss per share calculation due to antidilution are as follows:

	December 31,
	2012	2011
Options	16,176,212	23,449,062
Share purchase warrants	74,247,460	—

Total potentially dilutive shares	90,423,672	23,449,062

In July 2012, the Company completed a rights offering which was open to all shareholders on a dilution free, equal participation basis at a subscription price less than the fair value of a common share of the Company (Note 16 (d)). In accordance with the ASC guidance for earnings per share, basic and diluted loss per share for all periods presented have been adjusted retroactively for a bonus element contained in the rights offering. Specifically, the weighted average number of common shares outstanding used to compute basic and diluted loss per share for the year ended December 31, 2011 has been multiplied by a factor of 1.09.

Segmented Reporting
(p)	Segmented reporting

The Company has five segments: Oyu Tolgoi with its copper-gold mine in southern Mongolia; Ivanhoe Australia with its copper-gold operations, development activities and exploration activities in Australia; SouthGobi with its coal operations and exploration activities in Mongolia; other exploration with its projects primarily in Mongolia and Indonesia; and the Company’s corporate division.

Comparative Figures
(q)	Comparative figures

Certain of the comparative figures have been reclassified to conform with the presentation as at and for the year ended December 31, 2012. In particular, $1.2 million has been reclassified from accounts receivable to due from related parties; $28.2 million has been reclassified from accounts payable and accrued liabilities to payable to related parties; and $72.1 million has been reclassified from exploration and evaluation to other operating expenses.

Accounting Changes
(r)	Accounting changes

•

In May 2011, the ASC guidance for fair value measurement and disclosure was updated to clarify the Financial Accounting Standards Board’s intent on current guidance, modify and change certain guidance and principles, and expand disclosures concerning Level 3 fair value measurements in the fair value hierarchy (including quantitative information about significant unobservable inputs within Level 3 of the fair value hierarchy). In addition, the updated guidance requires disclosure of the fair value hierarchy for assets and liabilities not measured at fair value in the consolidated balance sheet, but whose fair value is required to be disclosed. The updated guidance was effective for the Company’s fiscal year beginning January 1, 2012. The adoption of the updated guidance had no impact on the Company’s consolidated balance sheet or results of operations.

•

In June 2011, the ASC guidance on presentation of comprehensive income was updated to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. The updated guidance requires an entity to present the components of net income and other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This update eliminates the option to present the components of other comprehensive income as part of the statement of equity, but does not change the items that must be reported in other comprehensive income. The updated guidance was effective for the Company’s fiscal year beginning January 1, 2012, except for changes as they relate to the presentation of reclassification adjustments out of accumulated other comprehensive income. The adoption of the updated guidance had no impact on the Company’s consolidated balance sheet or results of operations.

Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Interests In Significant Entities

	Economic interest at December 31, 2012	Method
Ivanhoe Australia Limited (i)	57.3%	Consolidation
SouthGobi Resources Ltd. (ii)	57.6%	Consolidation
Oyu Tolgoi LLC (iii)	66.0%	Consolidation
Altynalmas Gold Ltd. (iv)	50.0%	Equity Method

(i)	A wholly owned subsidiary of the Company holds a 57.3% interest in Ivanhoe Australia Limited (“Ivanhoe Australia”), with its copper-gold operations, development activities and exploration activities in the Cloncurry region of Queensland, Australia.

(ii)	The Company holds a 57.6% interest in SouthGobi Resources Ltd. (“SouthGobi”), which owns the Ovoot Tolgoi coal mine in southern Mongolia and is conducting ongoing exploration and development programs at several other Mongolian coal prospects.

(iii)	Wholly-owned subsidiaries of the Company together hold a 66.0% interest in Oyu Tolgoi LLC (“Oyu Tolgoi”), a VIE whose principal asset is the Oyu Tolgoi copper-gold mine located in southern Mongolia.

The Company has determined that no individual party has both: (a) the unilateral power to direct the activities that most significantly impact Oyu Tolgoi’s economic performance and (b) the obligation to absorb losses or the right to receive benefits that could potentially be significant to Oyu Tolgoi. The Company consolidates its 66.0% interest in Oyu Tolgoi as it is a member of a related party group with such attributes and is the entity within the group that is most closely associated with Oyu Tolgoi. The determination of which party within the related party group is most closely associated with Oyu Tolgoi requires judgment and is based on the existence of principal-agency relationships within the group, relationship and significance of the activities of the VIE to the parties within the group, exposure to the variability associated with the anticipated economic performance of the VIE and design of the VIE.

The Company has historically funded 100% of the Oyu Tolgoi copper-gold mine’s exploration and development costs via equity and debt investments in Oyu Tolgoi. At December 31, 2012, the consolidated carrying amounts (100%) of Oyu Tolgoi’s assets and liabilities were $6.8 billion and $0.9 billion, respectively. The maximum exposure to loss related to this VIE is $7.6 billion, calculated as the aggregate of the carrying amount of the Company’s common share interest, shareholder loan interests and certain obligations of Oyu Tolgoi guaranteed by the Company.

(iv)	The Company holds a 50.0% interest in Altynalmas Gold Ltd. (“Altynalmas”), which owns the Kyzyl Gold Project that hosts the Bakyrchik and Bolshevik gold deposits in Kazakhstan. The Company accounts for its interest in this VIE using the equity method. The maximum exposure related to this VIE is limited to the carrying amount of the shareholder loan due from Altynalmas (Note 6 (a)).

Schedule Of Antidilutive Securities Excluded From Computation Of Earnings Per Share

	December 31,
	2012	2011
Options	16,176,212	23,449,062
Share purchase warrants	74,247,460	—

Total potentially dilutive shares	90,423,672	23,449,062

Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Components Of Accounts Receivable

	December 31,
	2012	2011
Trade receivables	$17,618	$64,051
Refundable taxes	4,696	3,314
Insurance proceeds	500	12,913
Accrued interest	264	1,084
Savage River receivable (Note 3)	—	13,000
Other	3,382	6,871

	$26,460	$101,233

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Components Of Inventories

	December 31,
	2012	2011
Current
Coal stockpiles	$10,232	$9,390
Copper-gold stockpiles	1,791	2,875
Copper-gold concentrate	22,479	—
Materials and supplies	317,398	96,218

	$351,900	$108,483

Noncurrent
Run-of-mine stockpiles	$67,897	$—

Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Long-Term Investments

	December 31,
	2012	2011
Investments in companies subject to significant influence:
Altynalmas Gold Ltd. (a)	$—	$—
Exco Resources Ltd. (b)	—	14,975
RDCC LLC	13,166	—
Available-for-sale equity securities (c)	36,017	68,637
Held-for-trading equity securities (d)	1,455	7,431
Other equity securities, cost method (e)	16,234	16,234

	$66,872	$107,277

(a)	The Company holds a 50.0% interest in Altynalmas, which owns the Kyzyl Gold Project that hosts the Bakyrchik and Bolshevik gold deposits in Kazakhstan.

	December 31,
	2012	2011
Amount due from Altynalmas	$156,751	$123,617
Share of equity method losses in excess of common share investment	(156,751)	(123,617)

Net investment in Altynalmas	$—	$—

Amounts advanced to Altynalmas bear interest compounded monthly at a rate per annum equal to the one month London Inter-bank Offered Rate (“LIBOR”) plus 3.0% and are due on demand.

During 2012, Turquoise Hill recorded a $33.1 million (2011 - $23.1 million) share of loss on this investment.

On February 13, 2013, the Company signed a binding agreement with Sumeru Gold BV for the sale of the Company’s 50% interest in Altynalmas for a total cash consideration of $300.0 million. Completion of the proposed transaction is subject to customary closing conditions, including regulatory approvals from the Republic of Kazakhstan’s competent authorities.

The transaction is expected to close in the second quarter of 2013.

(b)	During December 2011, Turquoise Hill received a $31.2 million distribution from Exco Resources Ltd. (“Exco”) following the finalization of the sale of a part of Exco’s business to Xstrata Copper. The distribution consisted of a capital return and a special dividend.

During 2012, Turquoise Hill recorded a $0.3 million (2011 - $40.3 million) share of income on its investment in Exco.

During 2012, Turquoise Hill recorded an other-than-temporary impairment of $1.7 million (2011 - $8.6 million) against its investment in Exco based on an assessment of the fair value of Exco.

On August 23, 2012, Turquoise Hill sold 24.3 million shares of Exco for proceeds of $4.8 million. This transaction resulted in a gain on sale of $0.5 million being recognized. As a result of this sale, Turquoise Hill ceased using the equity method and commenced classifying its remaining investment in Exco as an available-for-sale equity security.

On November 19, 2012, Turquoise Hill sold its remaining 55.0 million shares of Exco for proceeds of $15.1 million. This transaction resulted in a gain on sale of $5.6 million being recognized.

(c)	Available-for-sale equity securities

	December 31, 2012				December 31, 2011
	Equity Interest	Cost Basis	Unrealized Gain (Loss)	Fair Value	Equity Interest	Cost Basis	Unrealized Gain (Loss)	Fair Value
Ivanplats Limited - Class A common shares (i)	1.4%	$17,938	$729	$18,667	—	$—	$—	$—
Aspire Mining Limited (ii)	19.9%	8,727	—	8,727	19.9%	27,911	18,925	46,836
Entrée Gold Inc. (iii)	10.7%	6,259	—	6,259	10.9%	19,957	(3,202)	16,755
Emmerson Resources Limited	8.7%	3,003	(723)	2,280	8.8%	2,957	1,775	4,732
Other	—	96	(12)	84	—	96	218	314

		$36,023	$(6)	$36,017		$50,921	$17,716	$68,637

(i)	In October 2012, the Company received 3.7 million Class A common shares of Ivanplats Limited (“Ivanplats”) on conversion of the Ivanplats convertible bonds (Note 7 (c)).

(ii)	During 2012, Turquoise Hill recorded an other-than-temporary impairment of $19.2 million (2011 - $nil) against its investment in Aspire Mining Limited (“Aspire”) based on an assessment of the fair value of Aspire.

During 2011, Turquoise Hill acquired 17.6 million common shares of Aspire at a cost of $7.6 million.

(iii)	During 2012, Turquoise Hill recorded an other-than-temporary impairment of $13.7 million (2011 - $nil) against its investment in Entrée Gold Inc. (“Entrée”) based on an assessment of the fair value of Entrée.
(d)	Held-for-trading equity securities

During 2012, Turquoise Hill sold 10.0 million shares of Kangaroo Resources Limited (“Kangaroo”) for $1.5 million. This transaction resulted in a realized gain on sale of $38,000.

As at December 31, 2012, the market value of Turquoise Hill’s 1.1% investment in Kangaroo was $1.5 million, resulting in an unrealized loss of $4.5 million during the year ended December 31, 2012 (2011 - $2.8 million).

(e)	Other equity securities, cost method

	December 31, 2012		December 31, 2011
	Equity Interest	Cost Basis	Equity Interest	Cost Basis
Ivanplats Limited - Class B common shares (i)	11.8%	$16,119	8.8%	$16,119
Other	—	115	—	115

		$16,234		$16,234

(i)	In January 2011, the Company sold 1.4 million shares of Ivanplats for $14.0 million and recognized a gain on sale of $10.6 million.

Schedule Of Investments In Companies Subject To Significant Influence

	December 31,
	2012	2011

Amount due from Altynalmas	$156,751	$123,617
Share of equity method losses in excess of common share investment	(156,751)	(123,617)

Net investment in Altynalmas	$—	$—

Schedule Of Available-For-Sale Equity Securities

	December 31, 2012				December 31, 2011
	Equity Interest	Cost Basis	Unrealized Gain (Loss)	Fair Value	Equity Interest	Cost Basis	Unrealized Gain (Loss)	Fair Value

Ivanplats Limited - Class A common shares (i)	1.4%	$17,938	$729	$18,667	—	$—	$—	$—
Aspire Mining Limited (ii)	19.9%	8,727	—	8,727	19.9%	27,911	18,925	46,836
Entrée Gold Inc. (iii)	10.7%	6,259	—	6,259	10.9%	19,957	(3,202)	16,755
Emmerson Resources Limited	8.7%	3,003	(723)	2,280	8.8%	2,957	1,775	4,732
Other	—	96	(12)	84	—	96	218	314

		$36,023	$(6)	$36,017		$50,921	$17,716	$68,637

(i)	In October 2012, the Company received 3.7 million Class A common shares of Ivanplats Limited (“Ivanplats”) on conversion of the Ivanplats convertible bonds (Note 7 (c)).
(ii)	During 2012, Turquoise Hill recorded an other-than-temporary impairment of $19.2 million (2011 - $nil) against its investment in Aspire Mining Limited (“Aspire”) based on an assessment of the fair value of Aspire.

During 2011, Turquoise Hill acquired 17.6 million common shares of Aspire at a cost of $7.6 million.

(iii)	During 2012, Turquoise Hill recorded an other-than-temporary impairment of $13.7 million (2011 - $nil) against its investment in Entrée Gold Inc. (“Entrée”) based on an assessment of the fair value of Entrée.

Schedule Of Other Equity Securities, Cost Method

	December 31, 2012		December 31, 2011
	Equity Interest	Cost Basis	Equity Interest	Cost Basis

Ivanplats Limited - Class B common shares (i)	11.8%	$16,119	8.8%	$16,119
Other	—	115	—	115

		$16,234		$16,234

(i)	In January 2011, the Company sold 1.4 million shares of Ivanplats for $14.0 million and recognized a gain on sale of $10.6 million.

Other Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2012
Components Of Other Long-Term Investments

	December 31,
	2012	2011

Prepayments (a)	$153,941	$136,103
Treasury Bill (a)	106,531	88,348
Long-Term Notes (b)	10,140	32,277
Convertible Bonds (c)	—	15,627
Money Market investments	—	44,970

	$270,612	$317,325

(a)	Treasury Bill and Prepayments

On October 20, 2009, Turquoise Hill purchased a Treasury Bill (“T-Bill”) from the Mongolian Government, having a face value of $115.0 million, for $100.0 million. The annual rate of interest on the T-Bill was set at 3.0%. The maturity date of the T-Bill is October 20, 2014.

Turquoise Hill made tax prepayments to the Mongolian Government of $50.0 million and $100.0 million on April 7, 2010 and June 7, 2011 respectively. The after-tax rate of interest on the tax prepayments is 1.59% compounding annually. Unless already off-set fully against Mongolian taxes, the Mongolian Government is required to repay any remaining tax prepayment balance, including accrued interest, on the fifth anniversary of the date the tax prepayment was made.

Turquoise Hill has designated the T-Bill and tax prepayments as available-for-sale investments because they were not purchased with the intent of selling them in the near term and Turquoise Hill’s intention to hold them to maturity is uncertain. The fair values of the T-Bill and tax prepayments are estimated based on available public information regarding what market participants would consider for such investments. Changes in the fair value of available-for-sale investments are recognized in accumulated other comprehensive income.

Turquoise Hill has used a discounted cash flow approach to value the T-Bill and tax prepayments incorporating the following weighted average assumptions:

	T-Bill		Tax Prepayments
	December 31,		December 31,
	2012	2011	2012	2011
Purchased Amount	$100,000,000	$100,000,000	$150,000,000	$150,000,000
Discount Rate	4.4%	9.9%	4.4%	9.9%
Term	1.8 years	2.8 years	0.3 years	1.5 years

Based on the discounted cash flow models as at December 31, 2012, the fair values of the T-Bill and tax prepayments were estimated at $106.5 million and $153.9 million respectively. As a result of these valuations, Turquoise Hill recorded an unrealized gain of $15.2 million (2011 - $5.0 million) on the T-Bill and an unrealized gain of $15.1 million (2011 - $2.3 million unrealized loss) on the tax prepayments in accumulated other comprehensive income for the year ended December 31, 2012.

(b)	Long-Term Notes

As at December 31, 2012, the Company held $15.5 million (December 31, 2011 - $62.5 million) principal amount of Long-Term Notes (received in 2009 upon completion of the Asset-Backed Commercial Paper restructuring) which was recorded at a fair value of $10.1 million. The decrease from December 2011 in principal of $47.0 million was due to disposals ($47.7 million), offset by the strengthening of the Canadian dollar ($0.7 million). The Company has designated the Long-Term Notes as held-for-trading. Accordingly, the Long-Term Notes are recorded at fair value with unrealized gains and losses included in earnings.

During 2012, Turquoise Hill sold Long-Term Notes with a principal amount of $48.0 million for proceeds of $35.6 million. These transactions resulted in an aggregate realized gain on sale of $4.5 million.

The Company has estimated the fair value of the Long-Term Notes considering information provided on the restructuring, the best available public information regarding market conditions (including the Company’s recent sales) and other factors that a market participant would consider for such investments.

The Company has used a discounted cash flow approach to value the Long-Term Notes at December 31, 2012 incorporating the following assumptions:

Bankers Acceptance Rate:	1.15%
Discount Rates:	8% to 60%
Maturity Dates:	4.0 years

Based on the discounted cash flow model as at December 31, 2012, the fair value of the Long-Term Notes was estimated at $10.1 million. During 2012, the Company recorded an unrealized gain of $9.1 million (2011 - $3.2 million), which included valuations of Long-Term Notes sold in the year.

Continuing uncertainties regarding the value of the assets that underlie the Long-Term Notes, the amount and timing of cash flows and changes in general economic conditions could give rise to a further change in the fair value of the Company’s investment in the Long-Term Notes, which would impact the Company’s results from operations. A 1.0% increase, representing 100 basis points, in the discount rate will decrease the fair value of the Long-Term Notes by approximately $0.4 million.

(c)	Convertible Bonds

On November 10, 2011, Turquoise Hill participated in Ivanplats’ convertible bond offering by purchasing 15,000 bonds at $1,000 each. On October 23, 2012, Ivanplats completed a qualifying initial public offering, and it exercised its right to convert the bonds into Class A common shares. Upon conversion, the $16.1 million aggregate amount of principal and interest outstanding and an 11.11% bonus payment equal to $1.8 million were converted at a conversion price of Cdn$4.75, the qualifying initial public offering price. Accordingly, Turquoise Hill received 3.7 million Class A common shares upon conversion (Note 6 (c)).

While they were outstanding, the bonds bore interest at 8.0% and were set to mature on November 10, 2014. As the bonds were inherently complex financial instruments, Turquoise Hill elected to apply the fair value option to account for its entire holding of Ivanplats bonds. Accordingly, each reporting period that the bonds were outstanding, they were remeasured at fair value with changes in fair value being recognized in earnings.

Long-Term Notes [Member]
Discounted Cash Flow Approach To Value Long-Term Notes

Bankers Acceptance Rate:	1.15%
Discount Rates:	8% to 60%
Maturity Dates:	4.0 years

Prepayment And Treasury Bill [Member]
Discounted Cash Flow Approach To Value Prepayment and Treasury Bill

	T-Bill		Tax Prepayments
	December 31,		December 31,
	2012	2011	2012	2011
Purchased Amount	$100,000,000	$100,000,000	$150,000,000	$150,000,000
Discount Rate	4.4%	9.9%	4.4%	9.9%
Term	1.8 years	2.8 years	0.3 years	1.5 years

Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Components Of Property, Plant And Equipment

	December 31,
	2012			2011
		Accumulated			Accumulated
		Depletion and			Depletion and
		Depreciation,			Depreciation,
		Including	Net Book		Including	Net Book
	Cost	Write-downs	Value	Cost	Write-downs	Value
Mining plant and equipment
Ovoot Tolgoi, Mongolia (b)	$460,938	$(108,946)	$351,992	$372,081	$(48,402)	$323,679
Australia (c)	98,485	(12,606)	85,879	—	—	—

	$559,423	$(121,552)	$437,871	$372,081	$(48,402)	$323,679

Mineral property interests
Oyu Tolgoi, Mongolia (a)	$1,087,799	$(15,729)	$1,072,070	$57,021	$(6,489)	$50,532
Ovoot Tolgoi, Mongolia (b)	37,606	(2,215)	35,391	40,572	(1,913)	38,659
Australia (c)	24,694	(126)	24,568	26,604	(126)	26,478
Other exploration projects	1,252	(1,244)	8	1,252	(1,244)	8

	$1,151,351	$(19,314)	$1,132,037	$125,449	$(9,772)	$115,677

Other capital assets
Oyu Tolgoi, Mongolia (a)	$644,114	$(78,354)	$565,760	$41,252	$(20,441)	$20,811
Ovoot Tolgoi, Mongolia (b)	3,414	(1,231)	2,183	2,607	(1,191)	1,416
Australia (c)	6,939	(3,095)	3,844	43,730	(3,958)	39,772
Other exploration projects	4,678	(3,911)	767	4,562	(3,851)	711

	$659,145	$(86,591)	$572,554	$92,151	$(29,441)	$62,710

Capital works in progress
Oyu Tolgoi, Mongolia (a)	$4,710,266	$—	$4,710,266	$3,753,857	$—	$3,753,857
Ovoot Tolgoi, Mongolia (b)	55,912	—	55,912	82,760	—	82,760
Australia (c)	55,110	—	55,110	24,818	—	24,818

	$4,821,288	$—	$4,821,288	$3,861,435	$—	$3,861,435

	$7,191,207	$(227,457)	$6,963,750	$4,451,116	$(87,615)	$4,363,501

(a)	Turquoise Hill has a 66% interest in the Oyu Tolgoi copper-gold mine located in Mongolia. During the year ended December 31, 2012, additions to property, plant and equipment for the Oyu Tolgoi mine totalled $2,590.0 million (December 31, 2011 - $2,817.3 million), which included development costs.

(b)	SouthGobi holds a 100% interest in the Ovoot Tolgoi coal mine located in Mongolia. In 2008, SouthGobi began open pit operations at Ovoot Tolgoi.

During the second quarter of 2012, SouthGobi commenced curtailing mining activities at the Ovoot Tolgoi mine to manage coal inventories and to maintain efficient working capital levels. By June 30, 2012, mining activities were fully curtailed and remained so for the remainder of 2012; however, operations at the Ovoot Tolgoi mine resumed on March 22, 2013.

As a result of these events, Turquoise Hill conducted an impairment analysis whereby the carrying values of its property, plant and equipment related to Ovoot Tolgoi mine were assessed. The analysis did not result in the identification of impairment. The estimates and assumptions incorporated in the impairment analysis are subject to certain risks and uncertainties which may materially affect the future net cash flows expected to be generated.

(c)	Ivanhoe Australia is developing its copper-gold discoveries and also is progressing its other projects in the Cloncurry region of Queensland, Australia.

Accounts Payable And Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Accounts Payable And Accrued Liabilities

	December 31,
	2012	2011
Accounts payable	$284,139	$115,561
Accrued construction costs	469,328	535,924
Payroll and other employee-related payables	2,238	1,530

	$755,705	$653,015

Amounts Due Under Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Amounts Due Under Credit Facilities

	December 31,
	2012	2011

Non-revolving bank loans (a)	$—	$5,719
Two-year extendible loan facility (b)	—	39,165

	$—	$44,884

(a)	In October 2007, Turquoise Hill obtained non-revolving bank loans which were due on demand. Certain securities and other investments were pledged as collateral against these bank loans. In September 2012, Turquoise Hill made payments to settle all amounts outstanding under the non-revolving bank loans.
(b)	In April 2009, Turquoise Hill obtained a non-revolving, two-year extendible loan facility. Upon the loan facility’s original maturity in October 2010, Turquoise Hill elected to utilize the first one-year extension. In October 2011, Turquoise Hill elected to utilize the second one-year extension, extending the loan’s maturity to October 2012. Certain securities and other investments were pledged as collateral against the loan facility. In September 2012, Turquoise Hill made payments to settle all amounts outstanding under the non-revolving loan facility.

Convertible Credit Facility (Tables)	12 Months Ended
Dec. 31, 2012
Components Of Convertible Credit Facility

	December 31,
	2012	2011

Principal amount of convertible debenture	$500,000	$500,000

(Deduct) add:
Bifurcation of embedded derivative liability	(313,292)	(313,292)
Accretion of discount	259	127
Reduction of carrying amount upon partial conversion	(93,370)	(93,370)

Carrying amount of debt host contract	93,597	93,465

Embedded derivative liability	8,876	48,388

Convertible credit facility	102,473	141,853

Accrued interest	6,301	6,301

Transaction costs allocated to deferred charges	(2,796)	(2,799)

Net carrying amount of convertible credit facility	$105,978	$145,355

Monte Carlo Valuation Model Assumptions

	December 31,
	2012	2011
Floor conversion price	Cdn$8.88	Cdn$8.88
Ceiling conversion price	Cdn$11.88	Cdn$11.88
Expected volatility	70%	71%
Risk-free rate of return	2.26%	2.41%
Foreign exchange spot rate (U.S. Dollar equivalent to Cdn$1)	1.01	0.98
Forward foreign exchange rate curve (U.S. Dollar equivalent to Cdn$1)	0.96 - 1.01	0.96 - 1.01

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of (Provision) Recovery Of Income And Capital Taxes

	Year Ended December 31,
	2012	2011
Deferred income taxes	$18,690	$9,268
Capital and other taxes	(53,030)	(8,618)

	$(34,340)	$650

Schedule Of Deferred Tax Assets And Liabilities

	December 31,
	2012	2011
Deferred income tax assets
Long-term investments	$28,428	$49,893
Property, plant and equipment	249,143	271,360
Loss carry-forwards	339,835	215,681
Other	18,812	32,064

	636,218	568,998
Valuation allowance	(588,662)	(535,936)

Net deferred income tax assets	47,556	33,062

Deferred income tax liabilities
Property, plant and equipment	—	15,282

	—	15,282

Deferred income tax assets, net	$47,556	$17,780

Schedule Of Reconciliation Of (Provision) Recovery Of Income And Capital Taxes

	Year Ended December 31,
	2012	2011
Recovery of income taxes based on the combined Canadian federal and provincial statutory tax rates of 25.0% in 2012 and 26.5% in 2011 applied to the net loss from continuing operations	$136,776	$160,656
Add (deduct)
Lower foreign tax rates	4,927	2,628
Tax benefit of losses not recognized	(124,037)	(73,557)
Capital and other taxes	(53,030)	(8,618)
Foreign exchange and other	1,024	(80,459)

(Provision) recovery of income and capital taxes	$(34,340)	$650

Schedule Of Unused Tax Losses

		Local Currency	U.S. Dollar Equivalent (i)	Expiry Dates
Non-capital losses:
Canada	Canadian	$251,025	$253,024	2013 to 2032
Australia	Australian	$460,792	$478,855	(a)
Mongolia	Mongolian Tugrik	706,803,502	$508,308	2013 to 2020
Indonesia	Indonesian Rupiah	140,202,525	$14,317	2013 to 2017
Hong Kong	Hong Kong	$95,348	$12,302	(b)

(i)	Translated using the year-end exchange rate.

(a)	These losses are carried forward indefinitely, subject to continuity of ownership and business tests.
(b)	These losses are carried forward indefinitely.

Schedule Of Tax Years Of Major Tax Jurisdictions Subject To Examination

Canada	2005 to 2012
Mongolia	2007 to 2012
Australia	2008 to 2012

Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Changes In Asset Retirement Obligations

	Oyu Tolgoi	Ivanhoe Australia (a)	SouthGobi	Total
Balance, December 31, 2010	$5,618	$32,585	$2,635	$40,838

Additions and changes in estimates	8,901	(7,738)	2,863	4,026
Unrealized foreign exchange	—	(5)	—	(5)
Accretion expense	414	—	280	694

Balance, December 31, 2011	$14,933	$24,842	$5,778	$45,553

Additions and changes in estimates	74,871	2,646	(1,619)	75,898
Unrealized foreign exchange	—	464	—	464
Accretion expense	2,218	2,262	517	4,997

Balance, December 31, 2012	$92,022	$30,214	$4,676	$126,912

(a)	As at December 31, 2012, other assets included $24.1 million (December 31, 2011 - $23.8 million) held in restricted deposits that are legally restricted for the purpose of settling Ivanhoe Australia’s asset retirement obligations.

Share Capital (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Assumptions Used To Estimate Fair Value Of Options Granted

	2012		2011
Risk-free interest rate		1.09%		1.66%
Expected life		0.9 years		3.0 years
Expected volatility		39%		65%
Expected dividends	$	Nil	$	Nil

Schedule Of Stock Option Activity

	Options Available for Grant	Options Outstanding	Weighted Average Exercise Price
			(Expressed in Canadian dollars)
Balances, December 31, 2010	20,244,373	16,712,070	$9.45
Increase in amount authorized	14,120,328	—	—
Options granted	(9,585,923)	9,585,923	20.02
Options exercised	—	(2,675,335)	8.81
Options cancelled	173,596	(173,596)	11.95
Bonus shares	(315,777)	—	—
Shares issued under share purchase plan	(25,766)	—	—

Balances, December 31, 2011	24,610,831	23,449,062	$13.83
Increase in amount authorized	23,701,143	—	—
Options granted	(8,484,971)	8,484,971	13.34
Options exercised	—	(6,069,382)	7.15
Options cancelled	9,487,303	(9,487,303)	14.66
Options expired	201,136	(201,136)	14.50
Bonus shares	(291,625)	—	—
Shares issued under share purchase plan	(40,220)	—	—

Balances, December 31, 2012	49,183,597	16,176,212	$15.58

Schedule Of Outstanding And Exercisable Options By Exercise Price Range

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Life (in years)	Weighted Average Exercise Price Per Share	Number Exercisable	Weighted Average Exercise Price Per Share
(Expressed in Canadian dollars)			(Expressed in Canadian dollars)		(Expressed in Canadian dollars)

$ 2.82 to $ 7.03	1,147,669	3.05	$3.58	1,147,669	$3.58
$ 7.04 to $ 8.20	2,662,094	3.94	8.12	1,619,732	8.20
$ 8.21 to $12.62	2,349,835	1.61	9.09	2,011,314	9.04
$12.63 to $17.70	3,412,349	3.80	14.33	2,880,952	14.23
$17.71 to $27.83	6,604,265	4.36	23.62	4,496,299	23.46

	16,176,212	3.68	$15.58	12,155,966	$14.98

Schedule Of Stock-Based Compensation Expense

	Year Ended December 31,
	2012	2011

Turquoise Hill Resources Ltd. (i)	$68,961	$44,256
SouthGobi Resources Ltd.	13,689	13,751
Ivanhoe Australia Ltd.	9,216	13,043

	$91,866	$71,050

(i)	During 2012, stock-based compensation of $13.2 million (2011 - $32.6 million) relating to the development of the Oyu Tolgoi mine was capitalized as property, plant and equipment.

Rio Tinto Placements

(Stated in thousands of U.S. dollars, except for share amounts)
Nature of Investment by Rio Tinto	Period	Number of Shares Acquired (1)	Proceeds/ Transaction Value
Private Placement - Tranche 1	2006	37,089,883	$303,395
Anti Dilution Shares	2008	243,772	612
Private Placement - Tranche 2	2009	46,304,473	388,031
March 2010 Private Placement	2010	15,000,000	240,916
Exercise of Series A Warrants	2010	46,026,522	393,066
Conversion of Convertible Credit Facility	2010	40,083,206	400,832
Exercise of Anti Dilution Warrants	2010	720,203	2,229
Partial exercise of Series B Warrants	2010	33,783,784	300,000
Rights Offering	2011	34,387,776	477,302
Exercise of remaining Series B Warrants	2011	14,070,182	119,737
Exercise of Anti Dilution Warrants	2011	827,706	2,527
Exercise of Series C Warrants	2011	40,224,365	379,316
Exercise of Subscription Right	2011	27,896,570	535,908

Balance at December 31, 2011		336,658,442	$3,543,871

Exercise of Subscription Right (2)	January 2012	439,216	8,489
Rights Offering	July 2012	133,585,562	935,099

Balance at December 31, 2012		470,683,220	$4,487,459

(1)	Shares acquired excludes other purchases made by Rio Tinto from third parties.
(2)

In January 2012, Turquoise Hill received $8.5 million from Rio Tinto following Rio Tinto’s decision to exercise the subscription right granted to Rio Tinto as part of the terms of the December 2010 Heads of Agreement between Rio Tinto and Turquoise Hill.

Schedule Of Assumptions Used To Estimate Fair Value Of Derivative Financial Liability Attributable To Rights Held By Rio Tinto

	July 19, 2012	June 14, 2012

Theoretical ex-rights share price	$8.93	$9.52
Risk-free rate of return	0.00%	0.17%
Spot Cdn$ exchange rate	1.02	0.98

Series D Warrants [Member]
Schedule Of Assumptions Used To Estimate Fair Value Of Warrants

Exercise price	$10.33
Theoretical ex-rights share price	$8.62
Risk-free interest rate	0.46%
Expected life	3.0 years
Expected volatility	60%
Expected dividends	Nil

Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Accumulated Other Comprehensive Income (Loss)

	December 31,
	2012	2011

Long term investments, net of tax provision of $nil, $2,847	$(461)	$14,413
Other long-term investments, net of tax of $nil, $nil	(4,133)	(34,442)
Currency translation adjustment	26,161	21,671
Noncontrolling interest	(8,718)	(3,942)

	$12,849	$(2,300)

Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Noncontrolling Interests

	Noncontrolling Interests
	Oyu Tolgoi	Ivanhoe Australia	SouthGobi	Total
Balance, December 31, 2010	$(353,401)	$69,092	$286,919	$2,610

Noncontrolling interests’ share of (loss) income	(15,130)	(45,610)	16,411	(44,329)
Noncontrolling interests’ share of other comprehensive income (loss)	932	1,751	(4,764)	(2,081)
Common share investments funded on behalf of noncontrolling interest (a)	110,128	—	—	110,128
Funded amounts repayable to the Company (a)	(110,128)	—	—	(110,128)
Changes in noncontrolling interests arising from changes in ownership interests	—	75,635	(14,850)	60,785

Balance, December 31, 2011	$(367,599)	$100,868	$283,716	$16,985

Noncontrolling interests’ share of loss	(47,509)	(46,916)	(52,463)	(146,888)
Noncontrolling interests’ share of other comprehensive income (loss)	11,268	520	(7,012)	4,776
Common share investments funded on behalf of noncontrolling interest (a)	535,626	—	—	535,626
Funded amounts repayable to the Company (a)	(535,626)	—	—	(535,626)
Other changes in noncontrolling interest (b)	69,239	—	—	69,239
Changes in noncontrolling interests arising from changes in ownership interests	—	43,909	23,725	67,634

Balance, December 31, 2012	$(334,601)	$98,381	$247,966	$11,746

(a)	During 2011 and 2012, Turquoise Hill funded common share investments in Oyu Tolgoi on behalf of Erdenes Oyu Tolgoi LLC (“Erdenes”). In accordance with the Amended and Restated Shareholders Agreement dated June 8, 2011, such funded amounts earn interest at an effective annual rate of LIBOR plus 6.5% and are repayable to Turquoise Hill via a pledge over Erdenes’ share of future Oyu Tolgoi common share dividends. Erdenes also has the right to reduce the outstanding balance by making payments directly to Turquoise Hill.

Common share investments funded on behalf of Erdenes are recorded as a reduction to the net carrying value of noncontrolling interest. As at December 31, 2012, the cumulative amounts of such funding and unrecognized interest were $645.8 million (December 31, 2011 - $110.1 million) and $59.7 million (December 31, 2011 - $1.0 million) respectively.

(b)	During 2012, shareholder loans from Turquoise Hill to Oyu Tolgoi totalling $245.4 million were converted to equity.

During 2012, unpaid dividends of $41.8 million on Oyu Tolgoi preferred shares held by Turquoise Hill were converted to equity.

Cost Of Sales (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Cost Of Sales

	Year Ended December 31,
	2012	2011

Production and delivery	$93,748	$121,155
Depreciation and depletion	20,244	28,153
Write-down of carrying value of inventory	25,890	18,936
Write-down of carrying value of property, plant and equipment	15,245	16,605

Cost of sales during mine operations	155,127	184,849
Cost of sales during idled mine period (i)	52,958	—

	$208,085	$184,849

(i)	Cost of sales during idled mine period for the year ended December 31, 2012 includes $33.4 million (2011 - $nil) of depreciation expense. The depreciation expense relates to SouthGobi’s idled plant and equipment.

Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Components Of Other Operating Expenses

	Year Ended December 31,
	2012	2011
Operational readiness	$87,178	$15,760
Operating segment administration	51,287	47,252
Corporate social responsibility	20,145	1,017
Public infrastructure	1,273	8,069

	$159,883	$72,098

Other Income (Expense) (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Income (Expense)

	Year Ended December 31,
	2012	2011

Unrealized losses on long-term investments (Note 6 (d))	$(4,515)	$(2,804)
Realized gains on sale of long-term investments (Note 6)	6,125	10,628
Unrealized gains on other long-term investments (Note 7)	11,463	3,573
Realized gains on other long-term investments (Note 7 (b))	4,483	123
Write-down of carrying value of long-term investments (Note 6)	(34,605)	(9,550)

	$(17,049)	$1,970

Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Reconciliation Of Net Loss To Net Cash Flow Used In Operating Activities

	Year Ended December 31,
	2012	2011
Net loss	$(581,443)	$(614,701)
Loss from discontinued operations	—	9,105
Items not involving use of cash
Stock-based compensation	86,245	67,248
Accretion expense	5,131	754
Depreciation	56,265	30,583
Accrued interest income	(10,345)	(9,124)
Financing costs	164,384	—
Unrealized losses on long-term investments	4,515	2,804
Realized gains on sale of long-term investments	(6,125)	(10,628)
Unrealized gains on other long-term investments	(11,463)	(3,573)
Realized gains on other long-term investments	(4,483)	(123)
Change in fair value of derivative	(194,664)	432,536
Change in fair value of embedded derivatives	(39,512)	(106,489)
Unrealized foreign exchange (gains) losses	(14,308)	13,589
Share of loss (income) of significantly influenced investees	32,944	(17,208)
Write-down of current assets	42,095	23,224
Write-down of carrying values of property, plant and equipment	15,245	16,605
Gain on settlement of note receivable	—	(102,995)
Write-down of carrying value of long-term investments	34,605	9,550
Deferred income taxes	(18,690)	(9,268)
Bonus shares	5,621	3,802
Net change in non-cash operating working capital items:
Decrease (increase) in:
Accounts receivable	40,960	(47,210)
Due from related parties	(445)	—
Inventories	(314,601)	(89,193)
Prepaid expenses	5,836	(33,016)
(Decrease) increase in:
Accounts payable and accrued liabilities	126,738	55,688
Payable to related parties	66,116	—
Interest payable on long-term debt	2,074	6,319

Cash used in operating activities	$(507,305)	$(371,721)

Schedule Of Non-Cash Investing And Financing Activities Related To Continuing Operations

	Year Ended December 31,
	2012	2011

Financing activites:
Rights offering (Note 16 (d) and (e))	493,673	1,193,064
Interest settlement on convertible credit facility (Note 12)	4,000	4,011

	$497,673	$1,197,075

Schedule Of Other Supplementary Cash Flow Information

	Year Ended December 31,
	2012	2011

Interest paid	$9,843	$9,147

Income taxes paid	$2,418	$7,991

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Consolidated Balance Sheet Line Items Which Include Related Party Transactions With The Reporting Entity's Largest Shareholder

	December 31,
	2012	2011

Cash and cash equivalents (i)	$970,591	$—
Due from related parties	496	—
Payable to related parties:
Management services payment (ii)	(91,175)	(56,783)
Cost recoveries (iii)	(94,226)	(26,026)
Interest payable on long-term debt (Note 13)	(25,105)	(4,507)
Interim funding facility (Note 13 (a))	(1,799,004)	(400,655)

	$(1,038,423)	$(487,971)

(i)	Cash and cash equivalents at December 31, 2012 included two deposits with Rio Tinto totalling $970.6 million (December 31, 2011 - $nil) that earn interest at LIBOR plus 3.25% and are required to be repaid, in whole or in part, to the Company on demand.

(ii)	In accordance with the Amended and Restated Shareholders Agreement, which was signed on June 8, 2011, and other related agreements, Turquoise Hill is required to pay a management services payment to Rio Tinto equal to 1.5% of all capital costs and operating costs incurred by Oyu Tolgoi from March 31, 2010 until the Oyu Tolgoi mine achieves certain production milestones. Thereafter, the 1.5% factor increases to 3.0%.

(iii)	Rio Tinto recovers the costs of providing general corporate support services and mine management services to Turquoise Hill. Mine management services are provided by Rio Tinto in its capacity as the manager of the Oyu Tolgoi mine.

Other Related Party Transactions By Related Party

	Year Ended December 31,
	2012	2011

Global Mining Management Corporation (i)	$24,019	$14,815
Robert Friedland related entities (ii)	21,224	8,299

	$45,243	$23,114

(i)	Global Mining Management Corporation (“Global”) is a private company based in Vancouver owned equally by seven companies, one of which is the Company. Global has a director in common with the Company. Global provides administration, accounting, and other office services to the Company on a cost-recovery basis.
(ii)	Robert Friedland beneficially owns more than 10% of the Company and was the Company’s CEO up until April 17, 2012. Turquoise Hill had various service arrangements with certain private companies 100%-owned by Mr. Friedland. These arrangements were on a cost-recovery basis and included aircraft rental and administration and other office services out of London, England and Singapore. The cost-sharing arrangements with these entities were terminated in April 2012, and a payment of $19.4 million was made to settle all obligations.

Rio Tinto [Member]
Related Party Transactions With The Reporting Entity's Largest Shareholder By Their Nature

	Year Ended December 31,
	2012	2011

Interest income on demand deposits (i)	$385	$—
Costs recoveries - Turquoise Hill	2,654	—

Financing costs:
Series D Warrants (Note 16 (c))	(164,384)	—
Standby commitment fee (Note 16 (d))	(72,764)	—
Front end fees (Note 13)	(15,000)	(18,000)
Commitment fees (Note 13)	(17,681)	(7,705)
Interest expense (Note 13)	(101,109)	(881)
Management services payment (ii)	(34,392)	(42,770)
Costs recoveries - Rio Tinto (iii)	(113,326)	(40,808)

	$(515,617)	$(110,164)

(i)	Cash and cash equivalents at December 31, 2012 included two deposits with Rio Tinto totalling $970.6 million (December 31, 2011 - $nil) that earn interest at LIBOR plus 3.25% and are required to be repaid, in whole or in part, to the Company on demand.

(ii)	In accordance with the Amended and Restated Shareholders Agreement, which was signed on June 8, 2011, and other related agreements, Turquoise Hill is required to pay a management services payment to Rio Tinto equal to 1.5% of all capital costs and operating costs incurred by Oyu Tolgoi from March 31, 2010 until the Oyu Tolgoi mine achieves certain production milestones. Thereafter, the 1.5% factor increases to 3.0%.

(iii)	Rio Tinto recovers the costs of providing general corporate support services and mine management services to Turquoise Hill. Mine management services are provided by Rio Tinto in its capacity as the manager of the Oyu Tolgoi mine.

Segment Disclosures (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Segment Disclosures

	Year Ended December 31, 2012
	Oyu Tolgoi	Ivanhoe Australia (a)	SouthGobi (b)	Other Exploration	Corporate	Consolidated
REVENUE	$—	$80,655	$53,116	$—	$—	$133,771

COST OF SALES	—	(72,750)	(135,335)	—	—	(208,085)
EXPENSES
Exploration and evaluation	(42,181)	(102,885)	(8,598)	(15,302)	—	(168,966)
Other operating expenses	(107,540)	(21,858)	(30,485)	—	—	(159,883)
General and administrative	—	—	—	—	(154,486)	(154,486)
Depreciation	—	(2,392)	(215)	(145)	(45)	(2,797)
Accretion of asset retirement obligations	(2,218)	(2,262)	(517)	—	—	(4,997)
Write-down of current assets	—	—	(16,205)	—	—	(16,205)

TOTAL EXPENSES	(151,939)	(202,147)	(191,355)	(15,447)	(154,531)	(715,419)

OPERATING LOSS	(151,939)	(121,492)	(138,239)	(15,447)	(154,531)	(581,648)

OTHER INCOME (EXPENSES)
Interest income	3,432	3,649	406	74	11,892	19,453
Interest expense	—	—	(10,829)	—	(1,114)	(11,943)
Financing costs	—	—	—	—	(164,384)	(164,384)
Foreign exchange (losses) gains	(4,786)	92	(2,729)	(241)	14,900	7,236
Change in fair value of derivative	—	—	—	—	194,664	194,664
Change in fair value of embedded derivatives	—	—	39,512	—	—	39,512
Gain on settlement of note receivable	—	—	—	—	—	—
Other income (expense)	—	4,363	(23,631)	—	2,219	(17,049)

LOSS BEFORE INCOME TAXES AND OTHER ITEMS	(153,293)	(113,388)	(135,510)	(15,614)	(96,354)	(514,159)
(Provision) recovery of income taxes	(52,521)	(520)	11,200	(81)	7,582	(34,340)
Share of income (loss) of significantly influenced investees	—	289	(99)	—	(33,134)	(32,944)

NET LOSS FROM CONTINUING OPERATIONS	(205,814)	(113,619)	(124,409)	(15,695)	(121,906)	(581,443)
LOSS FROM DISCONTINUED OPERATIONS	—	—	—	—	—	—

NET LOSS	(205,814)	(113,619)	(124,409)	(15,695)	(121,906)	(581,443)
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	47,509	46,916	52,463	—	—	146,888

NET LOSS ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.	$(158,305)	$(66,703)	$(71,946)	$(15,695)	$(121,906)	$(434,555)

CAPITAL EXPENDITURES	$2,389,555	$93,688	$90,658	$225	$22	$2,574,148

TOTAL ASSETS	$6,852,304	$284,550	$679,698	$10,443	$1,257,796	$9,084,791

(a)	During the year ended December 31, 2012, all of Ivanhoe Australia’s revenue arose from sales in Australia to five customers.
(b)	During the year ended December 31, 2012, all of SouthGobi’s revenue arose from coal sales in Mongolia. Revenue from the two largest customers was $21.3 million and $16.0 million, respectively.

	Year Ended December 31, 2011
	Oyu Tolgoi	Ivanhoe Australia	SouthGobi (a)	Other Exploration	Corporate	Consolidated
REVENUE	$—	$—	$179,049	$—	$—	$179,049

COST OF SALES	—	—	(184,849)	—	—	(184,849)
EXPENSES
Exploration and evaluation	(15,028)	(148,044)	(31,345)	(16,073)	—	(210,490)
Other operating expenses	(16,788)	(18,413)	(36,897)	—	—	(72,098)
General and administrative	—	—	—	—	(100,805)	(100,805)
Depreciation	(173)	(1,266)	(322)	(534)	(135)	(2,430)
Accretion of asset retirement obligations	(414)	—	(280)	—	—	(694)
Write-down of current assets	—	—	(4,288)	—	—	(4,288)

TOTAL EXPENSES	(32,403)	(167,723)	(257,981)	(16,607)	(100,940)	(575,654)

OPERATING LOSS	(32,403)	(167,723)	(78,932)	(16,607)	(100,940)	(396,605)

OTHER INCOME (EXPENSES)
Interest income	5,566	7,635	1,243	42	7,591	22,077
Interest expense	—	—	(9,472)	—	(1,541)	(11,013)
Financing costs	—	—	—	—	—	—
Foreign exchange (losses) gains	(3,648)	25	790	262	(14,260)	(16,831)
Change in fair value of derivative	—	—	—	—	(432,536)	(432,536)
Change in fair value of embedded derivatives	—	—	106,489	—	—	106,489
Gain on settlement of note receivable	—	—	—	—	102,995	102,995
Other (expense) income	—	(8,622)	(3,082)	—	13,674	1,970

(LOSS) INCOME BEFORE INCOME TAXES AND OTHER ITEMS	(30,485)	(168,685)	17,036	(16,303)	(425,017)	(623,454)
(Provision) recovery of income taxes	(536)	(239)	7,195	452	(6,222)	650
Share of income (loss) of significantly influenced investees	—	40,279	—	—	(23,071)	17,208

NET (LOSS) INCOME FROM CONTINUING OPERATIONS	(31,021)	(128,645)	24,231	(15,851)	(454,310)	(605,596)
LOSS FROM DISCONTINUED OPERATIONS	—	—	—	—	(9,105)	(9,105)

NET (LOSS) INCOME	(31,021)	(128,645)	24,231	(15,851)	(463,415)	(614,701)
NET LOSS (INCOME) ATTRIBUTABLE TO NONCONTROLLING INTERESTS	15,130	45,610	(16,411)	—	—	44,329

NET (LOSS) INCOME ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.	$(15,891)	$(83,035)	$7,820	$(15,851)	$(463,415)	$(570,372)

CAPITAL EXPENDITURES	$2,383,446	$25,930	$218,108	$551	$51	$2,628,086

TOTAL ASSETS	$4,384,365	$324,093	$887,914	$14,602	$525,854	$6,136,828

(a)	During the year ended December 31, 2011, all of SouthGobi’s revenue arose from coal sales in Mongolia. Revenue from the three largest customers was $82.4 million, $39.4 million and $35.8 million, respectively.

Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Future Operating Payments

2013	$290,821
2014	14,272
2015	11,985
2016	1,106
2017 onwards	3,251

$321,435

Fair Value Accounting (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Financial Assets And Liabilities Measured At Fair Value

	Fair Value at December 31, 2012
	Total	Level 1	Level 2	Level 3

Assets:
Short-term investments	$15,000	$15,000	$—	$—
Long-term investments	37,472	37,472	—	—
Other long-term investments	270,612	—	—	270,612

	$323,084	$52,472	$—	$270,612

Liabilities:
Embedded derivative liability	$8,876	$—	$8,876	$—

	$8,876	$—	$8,876	$—

	Fair Value at December 31, 2011
	Total	Level 1	Level 2	Level 3

Assets:
Short-term investments	$—	$—	$—	$—
Long-term investments	76,068	76,068	—	—
Other long-term investments	317,325	44,970	—	272,355

	$393,393	$121,038	$—	$272,355

Liabilities:
Embedded derivative liability	$48,388	$—	$48,388	$—

	$48,388	$—	$48,388	$—

Schedule Of Summary Of Changes In Fair Value Of Level 3 Financial Assets

	Long-Term Notes	T-Bills	Tax Prepayment	Convertible Bonds	Totals
Balance, December 31, 2010	$29,763	$80,394	$36,486	$—	$146,643

Additions	—	—	100,000	15,000	115,000
Accrued interest	—	2,930	1,903	—	4,833
Foreign exchange losses	(604)	—	—	—	(604)
Fair value redeemed	(106)	—	—	—	(106)
Unrealized gains (losses) included in other comprehensive income	—	5,024	(2,286)	—	2,738
Unrealized gains included in earnings	3,224	—	—	627	3,851

Balance, December 31, 2011	$32,277	$88,348	$136,103	$15,627	$272,355

Accrued interest	—	3,017	2,695	—	5,712
Foreign exchange gains	66	—	—	—	66
Fair value redeemed	(31,325)	—	—	—	(31,325)
Unrealized gains included in other comprehensive income	—	15,166	15,143	—	30,309
Unrealized gains included in earnings	9,122	—	—	2,311	11,433
Convertible Bond conversion	—	—	—	(17,938)	(17,938)

Balance, December 31, 2012	$10,140	$106,531	$153,941	$—	$270,612

Nature Of Operations (Narrative) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Altynalmas Gold Ltd. [Member]	Dec. 31, 2010 Non-Revolving Interim Funding Facility [Member] Rio Tinto [Member]	Feb. 13, 2013 Subsequent Event [Member] Altynalmas Gold Ltd. [Member]	Apr. 17, 2012 Minimum [Member]	Apr. 17, 2012 Maximum [Member]
Nature Of Operations [Line Items]
Consolidated cash	$ 1,162,884,000	$ 998,054,000	$ 1,264,031,000
Consolidated working capital deficit	1,200,000,000
Accumulated deficit	(4,606,905,000)	(3,483,948,000)
Maximum borrowing capacity					1,800,000,000
Project finance amount							3,000,000,000	4,000,000,000
Ownership percentage				50.00%		50.00%
Total consideration						$ 300,000,000

Summary Of Significant Accounting Policies (Schedule Of Interests In Significant Entities) (Detail) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012
Ivanhoe Australia Limited [Member]
Variable Interest Entity [Line Items]
Economic interest	57.30%	[1]
Method	Consolidation	[1]
SouthGobi Resources Ltd. [Member]
Variable Interest Entity [Line Items]
Economic interest	57.60%	[2]
Method	Consolidation	[2]
Oyu Tolgoi LLC [Member]
Variable Interest Entity [Line Items]
Economic interest	66.00%	[3]
Method	Consolidation	[3]
Historical funding percentage of exploration	100.00%
Assets, carrying amount	6.8
Liability, carrying amount	0.9
Maximum exposure to loss related to this VIE	7.6
Altynalmas Gold Ltd. [Member]
Variable Interest Entity [Line Items]
Economic interest	50.00%	[4]
Method	Equity Method	[4]

[1]	A wholly owned subsidiary of the Company holds a 57.3% interest in Ivanhoe Australia Limited ("Ivanhoe Australia"), with its copper-gold operations, development activities and exploration activities in the Cloncurry region of Queensland, Australia.
[2]	The Company holds a 57.6% interest in SouthGobi Resources Ltd. ("SouthGobi"), which owns the Ovoot Tolgoi coal mine in southern Mongolia and is conducting ongoing exploration and development programs at several other Mongolian coal prospects.
[3]	Wholly-owned subsidiaries of the Company together hold a 66.0% interest in Oyu Tolgoi LLC ("Oyu Tolgoi"), a VIE whose principal asset is the Oyu Tolgoi copper-gold mine located in southern Mongolia. The Company has determined that no individual party has both: (a) the unilateral power to direct the activities that most significantly impact Oyu Tolgoi's economic performance and (b) the obligation to absorb losses or the right to receive benefits that could potentially be significant to Oyu Tolgoi. The Company consolidates its 66.0% interest in Oyu Tolgoi as it is a member of a related party group with such attributes and is the entity within the group that is most closely associated with Oyu Tolgoi. The determination of which party within the related party group is most closely associated with Oyu Tolgoi requires judgment and is based on the existence of principal-agency relationships within the group, relationship and significance of the activities of the VIE to the parties within the group, exposure to the variability associated with the anticipated economic performance of the VIE and design of the VIE. The Company has historically funded 100% of the Oyu Tolgoi copper-gold mine's exploration and development costs via equity and debt investments in Oyu Tolgoi. At December 31, 2012, the consolidated carrying amounts (100%) of Oyu Tolgoi's assets and liabilities were $6.8 billion and $0.9 billion, respectively. The maximum exposure to loss related to this VIE is $7.6 billion, calculated as the aggregate of the carrying amount of the Company's common share interest, shareholder loan interests and certain obligations of Oyu Tolgoi guaranteed by the Company.
[4]	The Company holds a 50.0% interest in Altynalmas Gold Ltd. ("Altynalmas"), which owns the Kyzyl Gold Project that hosts the Bakyrchik and Bolshevik gold deposits in Kazakhstan. The Company accounts for its interest in this VIE using the equity method. The maximum exposure related to this VIE is limited to the carrying amount of the shareholder loan due from Altynalmas (Note 6 (a)).

Summary Of Significant Accounting Policies (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Amount reclassified from accounts receivable to due from related parties	$ 1.2
Amount reclassified from accounts payable and accrued liabilities to payable to related parties	28.2
Amount reclassified from exploration and evaluation to other operating expenses	$ 72.1
Bonus element restatement factor	1.09
Minimum [Member]
Property, Plant and Equipment [Line Items]
Voting interest	20.00%
Property, plant and equipment expected economic lives	1 year
Maximum [Member]
Property, Plant and Equipment [Line Items]
Voting interest	50.00%
Property, plant and equipment expected economic lives	20 years

Summary Of Significant Accounting Policies (Schedule Of Antidilutive Securities Excluded From Computation Of Earnings Per Share) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	90,423,672	23,449,062
Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	16,176,212	23,449,062
Share Purchase Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	74,247,460

Discontinued Operations (Narrative) (Detail) (USD $)	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Nov. 30, 2011 Fifth Annual Contingent Payment [Member]	Dec. 31, 2010 Fifth Annual Contingent Payment [Member]	Feb. 28, 2005 Savage River [Member]	Dec. 31, 2012 Savage River [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of Savage River Project	$ 13,000,000		$ 22,100,000	$ 21,500,000	$ 157,400,000
Estimated amount of fifth annual contingent payment			28,500,000
Out-of-court settlement		$ 13,000,000

Accounts Receivable (Components Of Accounts Receivable) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Accounts Receivables [Line Items]
Trade receivables	$ 17,618	$ 64,051
Refundable taxes	4,696	3,314
Insurance proceeds	500	12,913
Accrued interest	264	1,084
Savage River receivable (Note 3)		13,000
Other	3,382	6,871
Accounts receivable	$ 26,460	$ 101,233

Accounts Receivable (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivables [Line Items]
Loss provision on accounts receivables	$ 16.2	$ 1.9

Inventories (Components Of Inventories) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current
Coal stockpiles	$ 10,232	$ 9,390
Copper-gold stockpiles	1,791	2,875
Copper-gold concentrate	22,479
Materials and supplies	317,398	96,218
Inventories	351,900	108,483
Noncurrent
Run-of-mine stockpiles	$ 67,897

Long-Term Investments (Schedule Of Long-Term Investments) (Detail) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended								1 Months Ended					12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2012 Altynalmas Gold Ltd. [Member]		Dec. 31, 2011 Altynalmas Gold Ltd. [Member]		Feb. 13, 2013 Altynalmas Gold Ltd. [Member] Subsequent Event [Member]	Nov. 19, 2012 Exco Resources Ltd. [Member]	Aug. 23, 2012 Exco Resources Ltd. [Member]	Dec. 31, 2011 Exco Resources Ltd. [Member]		Dec. 31, 2012 Exco Resources Ltd. [Member]	Dec. 31, 2011 Exco Resources Ltd. [Member]		Dec. 31, 2012 Kangaroo Resources Limited [Member]	Dec. 31, 2011 Kangaroo Resources Limited [Member]	Dec. 31, 2012 RDCC LLC [Member]
Long Term Investment [Line Items]
Investments in companies subject to significant influence						[1]		[1]				$ 14,975,000	[2]		$ 14,975,000	[2]			$ 13,166,000
Available-for-sale equity securities	36,017,000	[3]	68,637,000	[3]
Held-for-trading equity securities	1,455,000	[4]	7,431,000	[4]													1,500,000
Other equity securities, cost method	16,234,000	[5]	16,234,000	[5]
Long-term investments	66,872,000		107,277,000
Ownership percentage					50.00%				50.00%
Basis spread on interest rate on amounts advanced to Equity Method Investment					3.00%
Share of income (loss) of significantly influenced investees	(32,944,000)		17,208,000		33,100,000		23,100,000							300,000	40,300,000
Total cash consideration									300,000,000
Received distribution												31,200,000
Other-than-temporary impairment														1,700,000	8,600,000
Shares Sold										55	24.3						10
Value of shares sold										15,100,000	4,800,000						1,500,000
Gain on sale of long-term investment	(6,125,000)		(10,628,000)							5,600,000	500,000						38,000
Ownership percentage, held for trading investment																	1.10%
Unrealized loss																	$ 4,500,000	$ 2,800,000

[1]	The Company holds a 50.0% interest in Altynalmas, which owns the Kyzyl Gold Project that hosts the Bakyrchik and Bolshevik gold deposits in Kazakhstan. December 31, 2012 2011 Amount due from Altynalmas $ 156,751 $ 123,617 Share of equity method losses in excess of common share investment (156,751) (123,617) Net investment in Altynalmas $ - $ - Amounts advanced to Altynalmas bear interest compounded monthly at a rate per annum equal to the one month London Inter-bank Offered Rate ("LIBOR") plus 3.0% and are due on demand. During 2012, Turquoise Hill recorded a $33.1 million (2011 - $23.1 million) share of loss on this investment. On February 13, 2013, the Company signed a binding agreement with Sumeru Gold BV for the sale of the Company's 50% interest in Altynalmas for a total cash consideration of $300.0 million. Completion of the proposed transaction is subject to customary closing conditions, including regulatory approvals from the Republic of Kazakhstan's competent authorities. The transaction is expected to close in the second quarter of 2013.
[2]	During December 2011, Turquoise Hill received a $31.2 million distribution from Exco Resources Ltd. ("Exco") following the finalization of the sale of a part of Exco's business to Xstrata Copper. The distribution consisted of a capital return and a special dividend. During 2012, Turquoise Hill recorded a $0.3 million (2011 - $40.3 million) share of income on its investment in Exco. During 2012, Turquoise Hill recorded an other-than-temporary impairment of $1.7 million (2011 - $8.6 million) against its investment in Exco based on an assessment of the fair value of Exco. On August 23, 2012, Turquoise Hill sold 24.3 million shares of Exco for proceeds of $4.8 million. This transaction resulted in a gain on sale of $0.5 million being recognized. As a result of this sale, Turquoise Hill ceased using the equity method and commenced classifying its remaining investment in Exco as an available-for-sale equity security. On November 19, 2012, Turquoise Hill sold its remaining 55.0 million shares of Exco for proceeds of $15.1 million. This transaction resulted in a gain on sale of $5.6 million being recognized.
[3]	Available-for-sale equity securities December 31, 2012 December 31, 2011 Equity Interest Cost Basis Unrealized Gain (Loss) Fair Value Equity Interest Cost Basis Unrealized Gain (Loss) Fair Value Ivanplats Limited - Class A common shares (i) 1.4% $ 17,938 $ 729 $ 18,667 - $ - $ - $ - Aspire Mining Limited (ii) 19.9% 8,727 - 8,727 19.9% 27,911 18,925 46,836 Entrée Gold Inc. (iii) 10.7% 6,259 - 6,259 10.9% 19,957 (3,202) 16,755 Emmerson Resources Limited 8.7% 3,003 (723) 2,280 8.8% 2,957 1,775 4,732 Other - 96 (12) 84 - 96 218 314 $ 36,023 $ (6) $ 36,017 $ 50,921 $ 17,716 $ 68,637 (i) In October 2012, the Company received 3.7 million Class A common shares of Ivanplats Limited ("Ivanplats") on conversion of the Ivanplats convertible bonds (Note 7 (c)). (ii) During 2012, Turquoise Hill recorded an other-than-temporary impairment of $19.2 million (2011 - $nil) against its investment in Aspire Mining Limited ("Aspire") based on an assessment of the fair value of Aspire. During 2011, Turquoise Hill acquired 17.6 million common shares of Aspire at a cost of $7.6 million. (iii) During 2012, Turquoise Hill recorded an other-than-temporary impairment of $13.7 million (2011 - $nil) against its investment in Entrée Gold Inc. ("Entrée") based on an assessment of the fair value of Entrée.
[4]	Held-for-trading equity securities During 2012, Turquoise Hill sold 10.0 million shares of Kangaroo Resources Limited ("Kangaroo") for $1.5 million. This transaction resulted in a realized gain on sale of $38,000. As at December 31, 2012, the market value of Turquoise Hill's 1.1% investment in Kangaroo was $1.5 million, resulting in an unrealized loss of $4.5 million during the year ended December 31, 2012 (2011 - $2.8 million).
[5]	Other equity securities, cost method December 31, 2012 December 31, 2011 Equity Interest Cost Basis Equity Interest Cost Basis Ivanplats Limited - Class B common shares (i) 11.8% $ 16,119 8.8% $ 16,119 Other - 115 - 115 $ 16,234 $ 16,234 (i) In January 2011, the Company sold 1.4 million shares of Ivanplats for $14.0 million and recognized a gain on sale of $10.6 million. In March 2011, the Company converted its remaining holding of Ivanplats special warrants into 2.5 million common shares of Ivanplats at no additional cost. In September 2012, Ivanplats completed a reorganization whereby all 33.5 million Ivanplats common shares held by the Company were reclassified to Class B common shares. The reclassification preserves the Company's existing shareholder rights, but imposes a restriction on transferability that inhibits liquidity until such time as the Class B common shares are converted to Class A common shares. Such conversion occurs automatically 39 months after the completion of Ivanplats initial public offering, which was completed on October 23, 2012. The Company can induce early conversion of the Class B common shares by signing a Lock-up Agreement with Ivanplats. Upon signing the Lock-up Agreement, the Class B common shares would gradually convert to Class A common shares over a 33 month period, commencing six months after the date of Ivanplats initial public offering, and be subject to certain restrictions on disposition as outlined in the Lock-up Agreement. As at December 31, 2012, the Company had not signed the Lock-up Agreement and held 33.5 million Class B common shares, which are classified as a cost method investment because they do not have a readily determinable fair value.

Long-Term Investments (Schedule Of Long-Term Investments - Investments In Altynalmas Gold Ltd.) (Detail) (Altynalmas Gold Ltd. [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Altynalmas Gold Ltd. [Member]
Long Term Investment [Line Items]
Amount due from Altynalmas	$ 156,751		$ 123,617
Share of equity method losses in excess of common share investment	(156,751)		(123,617)
Net investment in Altynalmas		[1]		[1]

[1]	The Company holds a 50.0% interest in Altynalmas, which owns the Kyzyl Gold Project that hosts the Bakyrchik and Bolshevik gold deposits in Kazakhstan. December 31, 2012 2011 Amount due from Altynalmas $ 156,751 $ 123,617 Share of equity method losses in excess of common share investment (156,751) (123,617) Net investment in Altynalmas $ - $ - Amounts advanced to Altynalmas bear interest compounded monthly at a rate per annum equal to the one month London Inter-bank Offered Rate ("LIBOR") plus 3.0% and are due on demand. During 2012, Turquoise Hill recorded a $33.1 million (2011 - $23.1 million) share of loss on this investment. On February 13, 2013, the Company signed a binding agreement with Sumeru Gold BV for the sale of the Company's 50% interest in Altynalmas for a total cash consideration of $300.0 million. Completion of the proposed transaction is subject to customary closing conditions, including regulatory approvals from the Republic of Kazakhstan's competent authorities. The transaction is expected to close in the second quarter of 2013.

Long-Term Investments (Schedule Of Long-Term Investments - Schedule Of Available-For-Sale Equity Securities) (Detail) (USD $) Share data in Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2012 Ivanplats Limited [Member]		Oct. 31, 2012 Ivanplats Limited [Member]	Dec. 31, 2012 Aspire Mining Limited [Member]		Dec. 31, 2011 Aspire Mining Limited [Member]		Dec. 31, 2012 Entree Gold Inc. [Member]		Dec. 31, 2011 Entree Gold Inc. [Member]		Dec. 31, 2012 Emmerson Resources Limited [Member]	Dec. 31, 2011 Emmerson Resources Limited [Member]	Dec. 31, 2012 Other [Member]	Dec. 31, 2011 Other [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale equity securities, Equity Interest					1.40%	[1]		19.90%	[2]	19.90%	[2]	10.70%	[3]	10.90%	[3]	8.70%	8.80%
Available-for-sale equity securities, Cost Basis	$ 36,023,000		$ 50,921,000		$ 17,938,000	[1]		$ 8,727,000	[2]	$ 27,911,000	[2]	$ 6,259,000	[3]	$ 19,957,000	[3]	$ 3,003,000	$ 2,957,000	$ 96,000	$ 96,000
Available-for-sale equity securities, Unrealized Gain (Loss)	(6,000)		17,716,000		729,000	[1]				18,925,000	[2]			(3,202,000)	[3]	(723,000)	1,775,000	(12,000)	218,000
Available-for-sale equity securities	36,017,000	[4]	68,637,000	[4]	18,667,000	[1]		8,727,000	[2]	46,836,000	[2]	6,259,000	[3]	16,755,000	[3]	2,280,000	4,732,000	84,000	314,000
Class A common shares of Ivanplats Limited received							3.7
Other-than-temporary impairment								19,200,000				13,700,000
Shares acquired										17.6
Acquired shares value										$ 7,600,000

[1]	In October 2012, the Company received 3.7 million Class A common shares of Ivanplats Limited ("Ivanplats") on conversion of the Ivanplats convertible bonds (Note 7 (c)).
[2]	During 2012, Turquoise Hill recorded an other-than-temporary impairment of $19.2 million (2011 - $nil) against its investment in Aspire Mining Limited ("Aspire") based on an assessment of the fair value of Aspire. During 2011, Turquoise Hill acquired 17.6 million common shares of Aspire at a cost of $7.6 million.
[3]	During 2012, Turquoise Hill recorded an other-than-temporary impairment of $13.7 million (2011 - $nil) against its investment in Entrée Gold Inc. ("Entrée") based on an assessment of the fair value of Entrée.
[4]	Available-for-sale equity securities December 31, 2012 December 31, 2011 Equity Interest Cost Basis Unrealized Gain (Loss) Fair Value Equity Interest Cost Basis Unrealized Gain (Loss) Fair Value Ivanplats Limited - Class A common shares (i) 1.4% $ 17,938 $ 729 $ 18,667 - $ - $ - $ - Aspire Mining Limited (ii) 19.9% 8,727 - 8,727 19.9% 27,911 18,925 46,836 Entrée Gold Inc. (iii) 10.7% 6,259 - 6,259 10.9% 19,957 (3,202) 16,755 Emmerson Resources Limited 8.7% 3,003 (723) 2,280 8.8% 2,957 1,775 4,732 Other - 96 (12) 84 - 96 218 314 $ 36,023 $ (6) $ 36,017 $ 50,921 $ 17,716 $ 68,637 (i) In October 2012, the Company received 3.7 million Class A common shares of Ivanplats Limited ("Ivanplats") on conversion of the Ivanplats convertible bonds (Note 7 (c)). (ii) During 2012, Turquoise Hill recorded an other-than-temporary impairment of $19.2 million (2011 - $nil) against its investment in Aspire Mining Limited ("Aspire") based on an assessment of the fair value of Aspire. During 2011, Turquoise Hill acquired 17.6 million common shares of Aspire at a cost of $7.6 million. (iii) During 2012, Turquoise Hill recorded an other-than-temporary impairment of $13.7 million (2011 - $nil) against its investment in Entrée Gold Inc. ("Entrée") based on an assessment of the fair value of Entrée.

Long-Term Investments (Schedule Of Long-Term Investments - Schedule Of Other Equity Securities, Cost Method) (Detail) (USD $) Share data in Millions, unless otherwise specified	1 Months Ended					1 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Mar. 31, 2011 Ivanplats Limited [Member]	Jan. 31, 2011 Ivanplats Limited [Member]	Dec. 31, 2012 Ivanplats Limited [Member]		Dec. 31, 2011 Ivanplats Limited [Member]		Dec. 31, 2012 Other [Member]	Dec. 31, 2011 Other [Member]
Other equity securities, cost method, Equity Interest								11.80%	[1]	8.80%	[1]
Other equity securities, cost method, Cost Basis		$ 16,234,000	[2]	$ 16,234,000	[2]			$ 16,119,000	[1]	$ 16,119,000	[1]	$ 115,000	$ 115,000
Shares sold							1.4
Value of shares sold							14,000,000
Gain on sale of long-term investment							$ 10,600,000
Warrants converted in to common stock						2.5
Number of cost method investment common shares held by the reporting entity that were reclassified to class B common shares	33.5

[1]	In January 2011, the Company sold 1.4 million shares of Ivanplats for $14.0 million and recognized a gain on sale of $10.6 million.
[2]	Other equity securities, cost method December 31, 2012 December 31, 2011 Equity Interest Cost Basis Equity Interest Cost Basis Ivanplats Limited - Class B common shares (i) 11.8% $ 16,119 8.8% $ 16,119 Other - 115 - 115 $ 16,234 $ 16,234 (i) In January 2011, the Company sold 1.4 million shares of Ivanplats for $14.0 million and recognized a gain on sale of $10.6 million. In March 2011, the Company converted its remaining holding of Ivanplats special warrants into 2.5 million common shares of Ivanplats at no additional cost. In September 2012, Ivanplats completed a reorganization whereby all 33.5 million Ivanplats common shares held by the Company were reclassified to Class B common shares. The reclassification preserves the Company's existing shareholder rights, but imposes a restriction on transferability that inhibits liquidity until such time as the Class B common shares are converted to Class A common shares. Such conversion occurs automatically 39 months after the completion of Ivanplats initial public offering, which was completed on October 23, 2012. The Company can induce early conversion of the Class B common shares by signing a Lock-up Agreement with Ivanplats. Upon signing the Lock-up Agreement, the Class B common shares would gradually convert to Class A common shares over a 33 month period, commencing six months after the date of Ivanplats initial public offering, and be subject to certain restrictions on disposition as outlined in the Lock-up Agreement. As at December 31, 2012, the Company had not signed the Lock-up Agreement and held 33.5 million Class B common shares, which are classified as a cost method investment because they do not have a readily determinable fair value.

Other Long-Term Investments (Components Of Other Long-Term Investments) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Other Long Term Investments [Line Items]
Other long-term investments	$ 270,612		$ 317,325
Prepayments [Member]
Other Long Term Investments [Line Items]
Other long-term investments	153,941	[1]	136,103	[1]
Treasury Bill [Member]
Other Long Term Investments [Line Items]
Other long-term investments	106,531	[1]	88,348	[1]
Long-Term Notes [Member]
Other Long Term Investments [Line Items]
Other long-term investments	10,140	[2]	32,277	[2]
Convertible Bonds [Member]
Other Long Term Investments [Line Items]
Other long-term investments			15,627	[3]
Money Market Investments [Member]
Other Long Term Investments [Line Items]
Other long-term investments			$ 44,970

[1]	Treasury Bill and Prepayments On October 20, 2009, Turquoise Hill purchased a Treasury Bill ("T-Bill") from the Mongolian Government, having a face value of $115.0 million, for $100.0 million. The annual rate of interest on the T-Bill was set at 3.0%. The maturity date of the T-Bill is October 20, 2014. Turquoise Hill made tax prepayments to the Mongolian Government of $50.0 million and $100.0 million on April 7, 2010 and June 7, 2011 respectively. The after-tax rate of interest on the tax prepayments is 1.59% compounding annually. Unless already off-set fully against Mongolian taxes, the Mongolian Government is required to repay any remaining tax prepayment balance, including accrued interest, on the fifth anniversary of the date the tax prepayment was made. Turquoise Hill has designated the T-Bill and tax prepayments as available-for-sale investments because they were not purchased with the intent of selling them in the near term and Turquoise Hill's intention to hold them to maturity is uncertain. The fair values of the T-Bill and tax prepayments are estimated based on available public information regarding what market participants would consider for such investments. Changes in the fair value of available-for-sale investments are recognized in accumulated other comprehensive income. Turquoise Hill has used a discounted cash flow approach to value the T-Bill and tax prepayments incorporating the following weighted average assumptions: T-Bill Tax Prepayments December 31, December 31, 2012 2011 2012 2011 Purchased Amount $ 100,000,000 $ 100,000,000 $ 150,000,000 $ 150,000,000 Discount Rate 4.4% 9.9% 4.4% 9.9 % Term 1.8 years 2.8 years 0.3 years 1.5 years Based on the discounted cash flow models as at December 31, 2012, the fair values of the T-Bill and tax prepayments were estimated at $106.5 million and $153.9 million respectively. As a result of these valuations, Turquoise Hill recorded an unrealized gain of $15.2 million (2011 - $5.0 million) on the T-Bill and an unrealized gain of $15.1 million (2011 - $2.3 million unrealized loss) on the tax prepayments in accumulated other comprehensive income for the year ended December 31, 2012.
[2]	Long-Term Notes As at December 31, 2012, the Company held $15.5 million (December 31, 2011 - $62.5 million) principal amount of Long-Term Notes (received in 2009 upon completion of the Asset-Backed Commercial Paper restructuring) which was recorded at a fair value of $10.1 million. The decrease from December 2011 in principal of $47.0 million was due to disposals ($47.7 million), offset by the strengthening of the Canadian dollar ($0.7 million). The Company has designated the Long-Term Notes as held-for-trading. Accordingly, the Long-Term Notes are recorded at fair value with unrealized gains and losses included in earnings. During 2012, Turquoise Hill sold Long-Term Notes with a principal amount of $48.0 million for proceeds of $35.6 million. These transactions resulted in an aggregate realized gain on sale of $4.5 million. The Company has estimated the fair value of the Long-Term Notes considering information provided on the restructuring, the best available public information regarding market conditions (including the Company's recent sales) and other factors that a market participant would consider for such investments. The Company has used a discounted cash flow approach to value the Long-Term Notes at December 31, 2012 incorporating the following assumptions: Bankers Acceptance Rate: 1.15% Discount Rates: 8% to 60% Maturity Dates: 4.0 years Based on the discounted cash flow model as at December 31, 2012, the fair value of the Long-Term Notes was estimated at $10.1 million. As a result of this valuation, the Company recorded an unrealized gain of $9.1 million (2011 - $3.2 million) for the year ended December 31, 2012. Continuing uncertainties regarding the value of the assets that underlie the Long-Term Notes, the amount and timing of cash flows and changes in general economic conditions could give rise to a further change in the fair value of the Company's investment in the Long-Term Notes, which would impact the Company's results from operations. A 1.0% increase, representing 100 basis points, in the discount rate will decrease the fair value of the Long-Term Notes by approximately $0.4 million.
[3]	Convertible Bonds On November 10, 2011, Turquoise Hill participated in Ivanplats' convertible bond offering by purchasing 15,000 bonds at $1,000 each. On October 23, 2012, Ivanplats completed a qualifying initial public offering, and it exercised its right to convert the bonds into Class A common shares. Upon conversion, the $16.1 million aggregate amount of principal and interest outstanding and an 11.11% bonus payment equal to $1.8 million were converted at a conversion price of Cdn$4.75, the qualifying initial public offering price. Accordingly, Turquoise Hill received 3.7 million Class A common shares upon conversion (Note 6 (c)). While they were outstanding, the bonds bore interest at 8.0% and were set to mature on November 10, 2014. As the bonds were inherently complex financial instruments, Turquoise Hill elected to apply the fair value option to account for its entire holding of Ivanplats bonds. Accordingly, each reporting period that the bonds were outstanding, they were remeasured at fair value with changes in fair value being recognized in earnings.

Other Long-Term Investments (Parenthetical) (Detail) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended						12 Months Ended		1 Months Ended	12 Months Ended						1 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Apr. 07, 2010 Government Of Mongolia First Tax Prepayment [Member] USD ($)	Jun. 07, 2011 Government Of Mongolia Second Tax Prepayment [Member] USD ($)	Jun. 30, 2010 Government Of Mongolia Tax Prepayment [Member]	Dec. 31, 2012 Long-Term Notes [Member] USD ($) BasisPoint	Dec. 31, 2011 Long-Term Notes [Member] USD ($)	Oct. 20, 2009 Treasury Bill [Member] USD ($)	Dec. 31, 2012 Discounted Cash Flow Approach [Member] Government Of Mongolia First Tax Prepayment [Member] USD ($)	Dec. 31, 2011 Discounted Cash Flow Approach [Member] Government Of Mongolia First Tax Prepayment [Member] USD ($)	Dec. 31, 2012 Discounted Cash Flow Approach [Member] Long-Term Notes [Member] USD ($)	Dec. 31, 2011 Discounted Cash Flow Approach [Member] Long-Term Notes [Member] USD ($)	Dec. 31, 2012 Discounted Cash Flow Approach [Member] Treasury Bill [Member] USD ($)	Dec. 31, 2011 Discounted Cash Flow Approach [Member] Treasury Bill [Member] USD ($)	Nov. 10, 2011 Ivanplats Limited [Member] USD ($) Bonds	Oct. 23, 2012 Ivanplats Limited [Member] Convertible Bonds [Member] USD ($)	Dec. 31, 2012 Ivanplats Limited [Member] Convertible Bonds [Member]	Oct. 23, 2012 Ivanplats Limited [Member] Convertible Bonds [Member] CAD
Other Long Term Investments [Line Items]
Face value									$ 115,000,000
Purchase value				50,000,000	100,000,000				100,000,000					100,000,000	100,000,000
Annual rate of interest on Treasury Bill									3.00%
Maturity date									Oct 20, 2014									Nov 10, 2014
After tax rate of interest on tax prepayments						1.59%
Other long-term investment Level 3 items at fair value	270,612,000	272,355,000	146,643,000				10,100,000			153,900,000		10,100,000		106,500,000
Unrealized gain (loss) in other comprehensive income										15,100,000	2,300,000			15,200,000	5,000,000
Other long-term investment principal amount							15,500,000	62,500,000
Decrease in principal amount							47,000,000
Decrease in principal amount due to disposals							47,700,000
Increase (decrease) in principal amount due to strengthening (weakening) of the Canadian dollar							700,000
Principal amount of long-term notes sold							48,000,000
Proceeds from sale of long-term notes							35,600,000
Realized gain on sale of long-term notes							4,500,000
Unrealized trading gain	(11,433,000)	(3,851,000)										9,100,000	3,200,000
Discount rate sensitivity analysis							400,000
Increase in discount rate, percentage							1.00%
Increase in discount rate, basis point							100
Number of convertible bonds purchased																15,000
Face value of convertible bond																1,000
Aggregate amount of principal and interest outstanding																	16,100,000
Bonus payment upon redemption or conversion of convertible bonds, Percentage																		11.11%
Bonus payment upon redemption or conversion of convertible bonds, Amount																	$ 1,800,000
Conversion price																			4.75
Convertible bonds converted into common shares																	3.7
Convertible bond interest rate																		8.00%

Other Long-Term Investments (Discounted Cash Flow Approach To Value Long Term Notes, T-Bill And First Tax Prepayment) (Detail) (USD $)	Oct. 20, 2009 Treasury Bill [Member]	Dec. 31, 2012 Treasury Bill [Member] Discounted Cash Flow Approach [Member] Y	Dec. 31, 2011 Treasury Bill [Member] Discounted Cash Flow Approach [Member] Y	Dec. 31, 2012 Tax Prepayment [Member] Discounted Cash Flow Approach [Member] Y	Dec. 31, 2011 Tax Prepayment [Member] Discounted Cash Flow Approach [Member] Y	Dec. 31, 2012 Long-Term Notes [Member] Discounted Cash Flow Approach [Member] Y	Dec. 31, 2012 Long-Term Notes [Member] Discounted Cash Flow Approach [Member] Minimum [Member]	Dec. 31, 2012 Long-Term Notes [Member] Discounted Cash Flow Approach [Member] Maximum [Member]
Other Long Term Investments [Line Items]
Purchased Amount	$ 100,000,000	$ 100,000,000	$ 100,000,000	$ 150,000,000	$ 150,000,000
Discount Rate		4.40%	9.90%	4.40%	9.90%		8.00%	60.00%
Maturity date (in years)		1.8	2.8	0.3	1.5	4
Bankers Acceptance Rate						1.15%

Note Receivable (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 31, 2011	Dec. 31, 2011
Payment received from promissory note	$ 103,000	$ 102,995
Carrying value of promissory note
Recognized gain on promissory note settlement	$ 103,000	$ 102,995

Property, Plant And Equipment (Components Of Property, Plant And Equipment) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Cost	$ 7,191,207,000		$ 4,451,116,000
Accumulated Depletion and Depreciation, Including Write-downs	(227,457,000)		(87,615,000)
Net Book Value	6,963,750,000		4,363,501,000
Mining Plant And Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	559,423,000		372,081,000
Accumulated Depletion and Depreciation, Including Write-downs	(121,552,000)		(48,402,000)
Net Book Value	437,871,000		323,679,000
Mineral Property Interests [Member]
Property, Plant and Equipment [Line Items]
Cost	1,151,351,000		125,449,000
Accumulated Depletion and Depreciation, Including Write-downs	(19,314,000)		(9,772,000)
Net Book Value	1,132,037,000		115,677,000
Other Capital Assets [Member]
Property, Plant and Equipment [Line Items]
Cost	659,145,000		92,151,000
Accumulated Depletion and Depreciation, Including Write-downs	(86,591,000)		(29,441,000)
Net Book Value	572,554,000		62,710,000
Capital Works In Progress [Member]
Property, Plant and Equipment [Line Items]
Cost	4,821,288,000		3,861,435,000
Net Book Value	4,821,288,000		3,861,435,000
Ovoot Tolgoi, Mongolia [Member]
Property, Plant and Equipment [Line Items]
SouthGobi's ownership percentage in the Ovoot Tolgoi coal project	100.00%
Ovoot Tolgoi, Mongolia [Member] | Mining Plant And Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	460,938,000	[1]	372,081,000	[1]
Accumulated Depletion and Depreciation, Including Write-downs	(108,946,000)	[1]	(48,402,000)	[1]
Net Book Value	351,992,000	[1]	323,679,000	[1]
Ovoot Tolgoi, Mongolia [Member] | Mineral Property Interests [Member]
Property, Plant and Equipment [Line Items]
Cost	37,606,000	[1]	40,572,000	[1]
Accumulated Depletion and Depreciation, Including Write-downs	(2,215,000)	[1]	(1,913,000)	[1]
Net Book Value	35,391,000	[1]	38,659,000	[1]
Ovoot Tolgoi, Mongolia [Member] | Other Capital Assets [Member]
Property, Plant and Equipment [Line Items]
Cost	3,414,000	[1]	2,607,000	[1]
Accumulated Depletion and Depreciation, Including Write-downs	(1,231,000)	[1]	(1,191,000)	[1]
Net Book Value	2,183,000	[1]	1,416,000	[1]
Ovoot Tolgoi, Mongolia [Member] | Capital Works In Progress [Member]
Property, Plant and Equipment [Line Items]
Cost	55,912,000	[1]	82,760,000	[1]
Net Book Value	55,912,000	[1]	82,760,000	[1]
Australia [Member] | Mining Plant And Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	98,485,000	[2]
Accumulated Depletion and Depreciation, Including Write-downs	(12,606,000)	[2]
Net Book Value	85,879,000	[2]
Australia [Member] | Mineral Property Interests [Member]
Property, Plant and Equipment [Line Items]
Cost	24,694,000	[2]	26,604,000	[2]
Accumulated Depletion and Depreciation, Including Write-downs	(126,000)	[2]	(126,000)	[2]
Net Book Value	24,568,000	[2]	26,478,000	[2]
Australia [Member] | Other Capital Assets [Member]
Property, Plant and Equipment [Line Items]
Cost	6,939,000	[2]	43,730,000	[2]
Accumulated Depletion and Depreciation, Including Write-downs	(3,095,000)	[2]	(3,958,000)	[2]
Net Book Value	3,844,000	[2]	39,772,000	[2]
Australia [Member] | Capital Works In Progress [Member]
Property, Plant and Equipment [Line Items]
Cost	55,110,000	[2]	24,818,000	[2]
Net Book Value	55,110,000	[2]	24,818,000	[2]
Oyu Tolgoi, Mongolia [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage	66.00%
Addition to property plant and equipment including development cost	2,590,000,000		2,817,300,000
Oyu Tolgoi, Mongolia [Member] | Mineral Property Interests [Member]
Property, Plant and Equipment [Line Items]
Cost	1,087,799,000	[3]	57,021,000	[3]
Accumulated Depletion and Depreciation, Including Write-downs	(15,729,000)	[3]	(6,489,000)	[3]
Net Book Value	1,072,070,000	[3]	50,532,000	[3]
Oyu Tolgoi, Mongolia [Member] | Other Capital Assets [Member]
Property, Plant and Equipment [Line Items]
Cost	644,114,000	[3]	41,252,000	[3]
Accumulated Depletion and Depreciation, Including Write-downs	(78,354,000)	[3]	(20,441,000)	[3]
Net Book Value	565,760,000	[3]	20,811,000	[3]
Oyu Tolgoi, Mongolia [Member] | Capital Works In Progress [Member]
Property, Plant and Equipment [Line Items]
Cost	4,710,266,000	[3]	3,753,857,000	[3]
Net Book Value	4,710,266,000	[3]	3,753,857,000	[3]
Other Exploration Projects [Member] | Mineral Property Interests [Member]
Property, Plant and Equipment [Line Items]
Cost	1,252,000		1,252,000
Accumulated Depletion and Depreciation, Including Write-downs	(1,244,000)		(1,244,000)
Net Book Value	8,000		8,000
Other Exploration Projects [Member] | Other Capital Assets [Member]
Property, Plant and Equipment [Line Items]
Cost	4,678,000		4,562,000
Accumulated Depletion and Depreciation, Including Write-downs	(3,911,000)		(3,851,000)
Net Book Value	$ 767,000		$ 711,000

[1]	SouthGobi holds a 100% interest in the Ovoot Tolgoi coal mine located in Mongolia. In 2008, SouthGobi began open pit operations at Ovoot Tolgoi.
[2]	Ivanhoe Australia is developing its copper-gold discoveries and also is progressing its other projects in the Cloncurry region of Queensland, Australia.
[3]	Turquoise Hill has a 66% interest in the Oyu Tolgoi copper-gold mine located in Mongolia. During the year ended December 31, 2012, additions to property, plant and equipment for the Oyu Tolgoi mine totalled $2,590.0 million (December 31, 2011 - $2,817.3 million), which included development costs.

Accounts Payable And Accrued Liabilities (Schedule Of Accounts Payable And Accrued Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable And Accrued Liabilities Current And Noncurrent [Line Items]
Accounts payable	$ 284,139	$ 115,561
Accrued construction costs	469,328	535,924
Payroll and other employee related payables	2,238	1,530
Accounts payable and accrued liabilities	$ 755,705	$ 653,015

Amounts Due Under Credit Facilities (Schedule Of Amounts Due Under Credit Facilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Line of Credit Facility [Line Items]
Non-revolving bank loans	[1]	$ 5,719	[1]
Two-year extendible loan facility	[2]	39,165	[2]
Amounts due under credit facilities		$ 44,884

[1]	In October 2007, Turquoise Hill obtained non-revolving bank loans which were due on demand. Certain securities and other investments were pledged as collateral against these bank loans. In September 2012, Turquoise Hill made payments to settle all amounts outstanding under the non-revolving bank loans.
[2]	In April 2009, Turquoise Hill obtained a non-revolving, two-year extendible loan facility. Upon the loan facility's original maturity in October 2010, Turquoise Hill elected to utilize the first one-year extension. In October 2011, Turquoise Hill elected to utilize the second one-year extension, extending the loan's maturity to October 2012. Certain securities and other investments were pledged as collateral against the loan facility. In September 2012, Turquoise Hill made payments to settle all amounts outstanding under the non-revolving loan facility.

Convertible Credit Facility (Components Of Convertible Credit Facility) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Principal amount of convertible debenture	$ 500,000	$ 500,000
Bifurcation of embedded derivative liability	(313,292)	(313,292)
Accretion of discount	259	127
Reduction of carrying amount upon partial conversion	(93,370)	(93,370)
Carrying amount of debt host contract	93,597	93,465
Embedded derivative liability	8,876	48,388
Convertible credit facility	102,473	141,853
Accrued interest	6,301	6,301
Transaction costs allocated to deferred charges	(2,796)	(2,799)
Net carrying amount of convertible credit facility	$ 105,978	$ 145,355

Convertible Credit Facility (Narrative) (Detail) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended				1 Months Ended	12 Months Ended			1 Months Ended
	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Nov. 19, 2009 China Investment Corporation [Member] USD ($) Y	Dec. 31, 2012 China Investment Corporation [Member] USD ($)	Dec. 31, 2012 China Investment Corporation [Member] CAD	Dec. 31, 2011 China Investment Corporation [Member] USD ($)	Mar. 29, 2010 SouthGobi [Member] USD ($)	Mar. 29, 2010 SouthGobi [Member] CAD	Nov. 19, 2009 SouthGobi [Member] USD ($)	Dec. 31, 2012 SouthGobi [Member] CAD
Debt Conversion [Line Items]
Principal amount of convertible credit facility			$ 500,000,000	$ 500,000,000	$ 500,000,000
Convertible debenture interest rate					8.00%
Convertible debenture term, years					30
Convertible debenture interest payable in cash					6.40%
Convertible debenture interest payable in shares					1.60%
SouthGobi conversion option 1, amount											250,000,000
SouthGobi conversion option 1, public float											25.00%
Convertible credit facility aggregate carrying amount on date of conversion									250,000,000
Stock issued									21.5	21.5
Conversion price									$ 11.64	11.88		10.66
Ceiling conversion price	11.88	11.88				11.88	11.88
Floor conversion price	8.88	8.88					8.88
Embedded derivative liability			8,876,000	48,388,000
Capitalized interest expense						9,500,000		10,800,000
Capitalized accretion expense						$ 100,000		$ 100,000

Convertible Credit Facilities (Monte Carlo Valuation Model Assumptions) (Detail) (CAD)	12 Months Ended
	Dec. 31, 2012 ExchangeRate	Dec. 31, 2011 ExchangeRate
Debt Conversion [Line Items]
Floor conversion price	8.88	8.88
Ceiling conversion price	11.88	11.88
Expected volatility	70.00%	71.00%
Risk-free rate of return	2.26%	2.41%
Spot Cdn$ exchange rate	1.01	0.98
Minimum [Member]
Debt Conversion [Line Items]
Forward Cdn$ exchange rate curve	0.96	0.96
Maximum [Member]
Debt Conversion [Line Items]
Forward Cdn$ exchange rate curve	1.01	1.01

Interim Funding Facility (Narrative) (Detail) (USD $)	12 Months Ended							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Rio Tinto [Member]	Dec. 31, 2011 Rio Tinto [Member]	Dec. 31, 2012 Non-Revolving Interim Funding Facility [Member] Rio Tinto [Member]	Dec. 31, 2011 Non-Revolving Interim Funding Facility [Member] Rio Tinto [Member]	Dec. 31, 2010 Non-Revolving Interim Funding Facility [Member] Rio Tinto [Member]	Dec. 31, 2012 Bridge Funding Facility [Member] Rio Tinto [Member]	Apr. 17, 2012 Bridge Funding Facility [Member] Rio Tinto [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity							$ 1,800,000,000		$ 1,500,000,000
Amount outstanding					1,800,000,000	400,700,000
Effective annual interest rate					Effective annual interest rate equaled 90% of the sum of the three-month LIBOR and 6.5%.			Bridge funding facility bear interest at LIBOR plus 5.0%.
Effective annual percent based on percentage of three month libor					90.00%
Basis spread on interim funding facility interest rate					6.50%			5.00%
Interest expense	11,943,000	11,013,000			101,100,000	900,000
Front end fee paid			15,000,000	18,000,000		18,000,000		15,000,000
Commitment fees incurred			72,764,000		1,500,000	7,700,000
Annual commitment fee						0.40%		1.75%
Front end fee and commitment fees capitalized								$ 16,200,000

Income Taxes (Schedule Of (Provision) Recovery Of Income And Capital Taxes) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred income taxes	$ 18,690	$ 9,268
Capital and other taxes	(53,030)	(8,618)
Recovery of income taxes	$ (34,340)	$ 650

Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-term investments	$ 28,428	$ 49,893
Property, plant and equipment	249,143	271,360
Loss carry-forwards	339,835	215,681
Other	18,812	32,064
Gross deferred income tax assets	636,218	568,998
Valuation allowance	(588,662)	(535,936)
Net deferred income tax assets	47,556	33,062
Property, plant and equipment		15,282
Total deferred income tax liabilities		15,282
Deferred income tax assets, net	$ 47,556	$ 17,780

Income Taxes (Schedule Of Reconciliation Of (Provision) Recovery Of Income And Capital Taxes) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Recovery of income taxes based on the combined Canadian federal and provincial statutory tax rates of 25.0% in 2012 and 26.5% in 2011 applied to the net loss from continuing operations	$ 136,776	$ 160,656
Combined federal and provincial statutory tax rates	25.00%	26.50%
Lower foreign tax rates	4,927	2,628
Tax benefit of losses not recognized	(124,037)	(73,557)
Capital and other taxes	(53,030)	(8,618)
Foreign exchange and other	1,024	(80,459)
(Provision) recovery of income and capital taxes	$ (34,340)	$ 650

Income Taxes (Schedule Of Unused Tax Losses) (Detail) (Non-Capital Losses [Member])	12 Months Ended
	Dec. 31, 2012 Canada [Member] USD ($)		Dec. 31, 2012 Canada [Member] CAD	Dec. 31, 2012 Australia [Member] USD ($)		Dec. 31, 2012 Australia [Member] AUD		Dec. 31, 2012 Mongolia [Member] USD ($)		Dec. 31, 2012 Mongolia [Member] MNT	Dec. 31, 2012 Indonesia [Member] USD ($)		Dec. 31, 2012 Indonesia [Member] IDR	Dec. 31, 2012 Hong Kong [Member] USD ($)		Dec. 31, 2012 Hong Kong [Member] HKD
Non Capital Losses [Line Items]
Unused tax losses	$ 253,024,000	[1]	251,025	$ 478,855,000	[1]	460,792		$ 508,308,000	[1]	706,803,502	$ 14,317,000	[1]	140,202,525	$ 12,302,000	[1]	95,348
Expiration dates	2013 to 2032		2013 to 2032		[2]		[2]	2013 to 2020		2013 to 2020	2013 to 2017		2013 to 2017		[3]		[3]

[1]	Translated using the year-end exchange rate.
[2]	These losses are carried forward indefinitely, subject to continuity of ownership and business tests.
[3]	These losses are carried forward indefinitely.

Income Taxes (Schedule Of Tax Years Of Major Tax Jurisdictions Subject To Examination) (Detail)	12 Months Ended
Dec. 31, 2012
Minimum [Member] | Canada [Member]
Income Tax Examination [Line Items]
Tax years of major tax jurisdictions	2005
Minimum [Member] | Mongolia [Member]
Income Tax Examination [Line Items]
Tax years of major tax jurisdictions	2007
Minimum [Member] | Australia [Member]
Income Tax Examination [Line Items]
Tax years of major tax jurisdictions	2008
Maximum [Member] | Canada [Member]
Income Tax Examination [Line Items]
Tax years of major tax jurisdictions	2012
Maximum [Member] | Mongolia [Member]
Income Tax Examination [Line Items]
Tax years of major tax jurisdictions	2012
Maximum [Member] | Australia [Member]
Income Tax Examination [Line Items]
Tax years of major tax jurisdictions	2012

Asset Retirement Obligations (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Asset Retirement Obligations [Line Items]
Balance, beginning of year	$ 45,553,000		$ 40,838,000
Additions and changes in estimates	75,898,000		4,026,000
Unrealized foreign exchange	464,000		(5,000)
Accretion expense	4,997,000		694,000
Balance, end of year	126,912,000		45,553,000
Oyu Tolgoi LLC [Member]
Asset Retirement Obligations [Line Items]
Balance, beginning of year	14,933,000		5,618,000
Additions and changes in estimates	74,871,000		8,901,000
Accretion expense	2,218,000		414,000
Balance, end of year	92,022,000		14,933,000
Ivanhoe Australia Limited [Member]
Asset Retirement Obligations [Line Items]
Balance, beginning of year	24,842,000	[1]	32,585,000	[1]
Additions and changes in estimates	2,646,000	[1]	(7,738,000)	[1]
Unrealized foreign exchange	464,000	[1]	(5,000)	[1]
Accretion expense	2,262,000	[1],[2]
Balance, end of year	30,214,000	[1]	24,842,000	[1]
Other assets held in restricted deposits	24,100,000		23,800,000
SouthGobi [Member]
Asset Retirement Obligations [Line Items]
Balance, beginning of year	5,778,000		2,635,000
Additions and changes in estimates	(1,619,000)		2,863,000
Accretion expense	517,000		280,000
Balance, end of year	$ 4,676,000		$ 5,778,000

[1]	As at December 31, 2012, other assets included $24.1 million (December 31, 2011 - $23.8 million) held in restricted deposits that are legally restricted for the purpose of settling Ivanhoe Australia's asset retirement obligations.
[2]	During the year ended December 31, 2012, all of Ivanhoe Australia's revenue arose from sales in Australia to five customers.

Share Capital (Narrative) (Detail)	1 Months Ended	12 Months Ended						12 Months Ended		1 Months Ended			12 Months Ended					12 Months Ended						1 Months Ended
	Jan. 24, 2012	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD	May 22, 2012	Dec. 31, 2010 CAD	Dec. 31, 2012 Equity Incentive Plan [Member] USD ($)	Dec. 31, 2011 Equity Incentive Plan [Member] USD ($)	Jul. 31, 2012 2012 Rights Offering [Member] USD ($)	Jun. 19, 2012 2012 Rights Offering [Member] USD ($)	Jun. 19, 2012 2012 Rights Offering [Member] CAD	Dec. 31, 2012 2012 Rights Offering [Member] USD ($)	Dec. 31, 2012 2012 Rights Offering [Member] CAD	Jun. 14, 2012 2012 Rights Offering [Member] USD ($)	Jun. 14, 2012 2012 Rights Offering [Member] Rio Tinto [Member] USD ($)	Jun. 14, 2012 2012 Rights Offering [Member] Parent Company [Member] USD ($)	Dec. 31, 2012 2011 Rights Offering [Member] USD ($)	Dec. 31, 2012 2011 Rights Offering [Member] CAD	Dec. 31, 2011 2011 Rights Offering [Member] USD ($)	Dec. 31, 2010 2011 Rights Offering [Member] USD ($)	Dec. 31, 2010 2011 Rights Offering [Member] CAD	Dec. 23, 2010 2011 Rights Offering [Member] USD ($)	May 22, 2012 Series D Warrants [Member] USD ($)	Apr. 17, 2012 Series D Warrants [Member] Rio Tinto [Member]	Jan. 24, 2012 Maximum [Member]	Jan. 24, 2012 Maximum [Member] Rio Tinto [Member]	Jan. 24, 2012 Minimum [Member]	Jan. 24, 2012 Minimum [Member] Rio Tinto [Member]
Class of Stock [Line Items]
Common stock shares authorized percentage pursuant to the Equity Incentive Plan		6.50%	6.50%
Shares available for grants		49,183,597	49,183,597	24,610,831	24,610,831		20,244,373
Common stock shares authorized maximum		65,359,809	65,359,809
Weighted average grant-date fair value of stock options granted			1.01		13.47
Weighted average exercise price			15.58		13.83		9.45	$ 15.7	$ 13.54
Intrinsic value of options exercised		$ 24,100,000		$ 44,400,000
Options vested and expected to vest								16,176,212	23,449,062
Aggregate intrinsic value								4,700,000	137,200,000
Unrecognized compensation cost related to unvested stock options								20,100,000
Weighted-average cost recognized period, years								1 year 3 months 18 days
Vested option aggregate intrinsic value								4,700,000	86,900,000
Number of options vested in accordance with the terms of these awards		5,031,933	5,031,933
Company's largest shareholder's equity ownership percentage in reporting entity		50.80%	50.80%	48.90%	48.90%																					51.00%	51.00%	49.00%	49.00%
Number of shares acquired by the company's largest shareholder in a privately negotiated transaction	15,100,000
Warrants issued																								74,247,460	55,000,000
Exercise price
Share purchase warrants		164,385,000
Number of rights held entitled the holder thereof to purchase number of common shares of the company											Received one right for each common share held. Every 20 rights held entitled the holder thereof to purchase seven common shares of the Company	Received one right for each common share held. Every 20 rights held entitled the holder thereof to purchase seven common shares of the Company									Received one right for each common share held. Every 100 rights held entitled the holder thereof to purchase 15 common shares	Received one right for each common share held. Every 100 rights held entitled the holder thereof to purchase 15 common shares
Subscription Price											$ 7	7.17	$ 7	7.17				$ 13.88	13.93		$ 13.88	13.93
Standby commitment fee, percentage						4.00%
Common stock, shares, issued		1,005,535,530	1,005,535,530	739,382,976	739,382,976					259,558,050								84,867,671	84,867,671
Expenses and fees relating to rights offering		75,443,000		27,311,000						75,442,000								27,300,000
Proceeds from common shares issued		(2,237,397,000)		(2,351,988,000)						1,800,000,000								1,180,000,000
Standby Commitment fee paid										72,800,000
Rights offering derivative liability															688,400,000	343,600,000	344,800,000						901,900,000
Recognized derivative gain (loss)		194,664,000		(432,536,000)									194,700,000							432,500,000
Derivative financial liability reclassified to share capital		493,673,000		1,193,064,000									493,700,000
Derivative financial liability reclassified to additional paid-in capital				$ 5,700,000									$ 100,000

Share Capital (Schedule Of Assumptions Used To Estimate Fair Value Of Options Granted and Warrants Issued) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.09%	1.66%
Expected life	10 months 24 days	3 years
Expected volatility	39.00%	65.00%
Expected dividends
Series D Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	10.33
Theoretical ex-rights share price	8.62
Risk-free interest rate	0.46%
Expected life	3 years
Expected volatility	60.00%
Expected dividends

Share Capital (Schedule Of Stock Option Activity) (Detail) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Available for Grant, Beginning Balances	24,610,831	20,244,373
Option Available for Grant, Increase authorized amount	23,701,143	14,120,328
Option Available for Grant, Options granted	(8,484,971)	(9,585,923)
Option Available for Grant, Options exercised
Option Available for Grant, Options cancelled	9,487,303	173,596
Option Available for Grant, Options expired	201,136
Options Available for Grant, Bonus shares	(291,625)	(315,777)
Options Available for Grant, Shares issued under share purchase plan	(40,220)	(25,766)
Options Available for Grant, Ending Balances	49,183,597	24,610,831
Options Outstanding, Beginning Balances	23,449,062	16,712,070
Options Outstanding, Options granted	8,484,971	9,585,923
Options Outstanding, Options exercised	(6,069,382)	(2,675,335)
Options Outstanding, Options cancelled	(9,487,303)	(173,596)
Options Outstanding, Options expired	(201,136)
Options Outstanding, Ending Balances	16,176,212	23,449,062
Weighted Average Exercise Price, Beginning Balances	13.83	9.45
Weighted Average Exercise Price, Options granted	13.34	20.02
Weighted Average Exercise Price, Options exercised	7.15	8.81
Weighted Average Exercise Price, Options cancelled	14.66	11.95
Weighted Average Exercise Price, Options expired	14.5
Weighted Average Exercise Price, Ending Balances	15.58	13.83

Share Capital (Schedule Of Outstanding And Exercisable Options By Exercise Price Range) (Detail) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Number Outstanding	16,176,212	23,449,062	16,712,070
Options Outstanding, Weighted Average Remaining Life (in years)	3 years 8 months 5 days
Options Outstanding, Weighted Average Exercise Price Per Share	15.58	13.83	9.45
Options Exercisable, Number Exercisable	12,155,966
Options Exercisable, Weighted Average Exercise Price	14.98
$2.82 to $7.03 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices, lower limit	2.82
Range of Exercise Prices, upper limit	7.03
Options Outstanding, Number Outstanding	1,147,669
Options Outstanding, Weighted Average Remaining Life (in years)	3 years 18 days
Options Outstanding, Weighted Average Exercise Price Per Share	3.58
Options Exercisable, Number Exercisable	1,147,669
Options Exercisable, Weighted Average Exercise Price	3.58
$7.04 to $8.20 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices, lower limit	7.04
Range of Exercise Prices, upper limit	8.2
Options Outstanding, Number Outstanding	2,662,094
Options Outstanding, Weighted Average Remaining Life (in years)	3 years 11 months 9 days
Options Outstanding, Weighted Average Exercise Price Per Share	8.12
Options Exercisable, Number Exercisable	1,619,732
Options Exercisable, Weighted Average Exercise Price	8.2
$8.21 to $12.62 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices, lower limit	8.21
Range of Exercise Prices, upper limit	12.62
Options Outstanding, Number Outstanding	2,349,835
Options Outstanding, Weighted Average Remaining Life (in years)	1 year 7 months 10 days
Options Outstanding, Weighted Average Exercise Price Per Share	9.09
Options Exercisable, Number Exercisable	2,011,314
Options Exercisable, Weighted Average Exercise Price	9.04
$12.63 to $17.70 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices, lower limit	12.63
Range of Exercise Prices, upper limit	17.7
Options Outstanding, Number Outstanding	3,412,349
Options Outstanding, Weighted Average Remaining Life (in years)	3 years 9 months 18 days
Options Outstanding, Weighted Average Exercise Price Per Share	14.33
Options Exercisable, Number Exercisable	2,880,952
Options Exercisable, Weighted Average Exercise Price	14.23
$17.71 to $27.83 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices, lower limit	17.71
Range of Exercise Prices, upper limit	27.83
Options Outstanding, Number Outstanding	6,604,265
Options Outstanding, Weighted Average Remaining Life (in years)	4 years 4 months 10 days
Options Outstanding, Weighted Average Exercise Price Per Share	23.62
Options Exercisable, Number Exercisable	4,496,299
Options Exercisable, Weighted Average Exercise Price	23.46

Share Capital (Schedule Of Stock-Based Compensation Attributable To Exploration Expenses And General And Administrative Expenses) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	$ 91,866,000		$ 71,050,000
Ivanhoe Mines Ltd. [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	68,961,000	[1]	44,256,000	[1]
SouthGobi Resources Ltd. [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	13,689,000		13,751,000
Ivanhoe Australia Limited [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	9,216,000		13,043,000
Oyu Tolgoi LLC [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation cost capitalized as property, plant and equipment	$ 13,200,000		$ 32,600,000

[1]	During 2012, stock-based compensation of $13.2 million (2011 - $32.6 million) relating to the development of the Oyu Tolgoi mine was capitalized as property, plant and equipment.

Share Capital (Rio Tinto Placements) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended																						1 Months Ended	12 Months Ended						1 Months Ended			12 Months Ended
	Dec. 31, 2012 Rio Tinto [Member]		Dec. 31, 2011 Rio Tinto [Member]		Dec. 31, 2006 Private Placement - Tranche 1 [Member] Rio Tinto [Member]		Dec. 31, 2008 Anti Dilution Shares [Member] Rio Tinto [Member]		Dec. 31, 2009 Private Placement - Tranche 2 [Member] Rio Tinto [Member]		Dec. 31, 2010 March 2010 Private Placement [Member] Rio Tinto [Member]		Dec. 31, 2010 Exercise Of Series A Warrants [Member] Rio Tinto [Member]		Dec. 31, 2010 Conversion Of Convertible Credit Facility [Member] Rio Tinto [Member]		Dec. 31, 2011 Exercise Of Anti Dilution Warrants [Member] Rio Tinto [Member]		Dec. 31, 2010 Exercise Of Anti Dilution Warrants [Member] Rio Tinto [Member]		Dec. 31, 2010 Partial Exercise Of Series B Warrants [Member] Rio Tinto [Member]		Jul. 31, 2012 Rights Offering [Member] Rio Tinto [Member]	Dec. 31, 2011 Rights Offering [Member] Rio Tinto [Member]		Dec. 31, 2011 Exercise Of Remaining Series B Warrants [Member] Rio Tinto [Member]		Dec. 31, 2011 Exercise Of Series C Warrants [Member] Rio Tinto [Member]		Jan. 31, 2012 Exercise Of Subscription Right [Member]	Jan. 31, 2012 Exercise Of Subscription Right [Member] Rio Tinto [Member]		Dec. 31, 2011 Exercise Of Subscription Right [Member] Rio Tinto [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Period					2006		2008		2009		2010		2010		2010		2011		2010		2010		July 2012	2011		2011		2011			January 2012	[1]	2011
Number of Shares Acquired					37,089,883	[2]	243,772	[2]	46,304,473	[2]	15,000,000	[2]	46,026,522	[2]	40,083,206	[2]	827,706	[2]	720,203	[2]	33,783,784	[2]	133,585,562 [2]	34,387,776	[2]	14,070,182	[2]	40,224,365	[2]		439,216	[1],[2]	27,896,570 [2]
Number of Shares Acquired, beginning balance	470,683,220	[2]	336,658,442	[2]
Proceeds/ Transaction Value					$ 303,395		$ 612		$ 388,031		$ 240,916		$ 393,066		$ 400,832		$ 2,527		$ 2,229		$ 300,000		$ 935,099	$ 477,302		$ 119,737		$ 379,316		$ 8,489	$ 8,489	[1]	$ 535,908
Proceeds / Transaction Value, beginning balance	$ 4,487,459		$ 3,543,871

[1]	In January 2012, Turquoise Hill received $8.5 million from Rio Tinto following Rio Tinto's decision to exercise the subscription right granted to Rio Tinto as part of the terms of the December 2010 Heads of Agreement between Rio Tinto and Turquoise Hill.
[2]	Shares acquired excludes other purchases made by Rio Tinto from third parties.

Share Capital (Schedule Of Fair Value Of Derivative Financial Liability) (Detail) (2012 Rights Offering [Member], USD $)	1 Months Ended
	Jul. 19, 2012 ExchangeRate	Jun. 14, 2012 ExchangeRate
2012 Rights Offering [Member]
Theoretical ex-rights share price	$ 8.93	$ 9.52
Risk-free rate of return	0.00%	0.17%
Spot Cdn$ exchange rate	1.02	0.98

Accumulated Other Comprehensive Income (Loss) (Schedule Of Accumulated Other Comprehensive Income (Loss)) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income Loss [Line Items]
Long term investments, net of tax provision of $nil, $2,847	$ (461)	$ 14,413
Other long-term investments, net of tax of $nil, $nil	(4,133)	(34,442)
Currency translation adjustment	26,161	21,671
Noncontrolling interest	(8,718)	(3,942)
Accumulated other comprehensive income (loss)	$ 12,849	$ (2,300)

Accumulated Other Comprehensive Income (Loss) (Schedule Of Accumulated Other Comprehensive Income (Loss)) (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income Loss [Line Items]
Long term investments, tax provision		$ 2,847
Other long-term investments, tax

Noncontrolling Interests (Schedule Of Noncontrolling Interests) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Stockholders' Equity Attributable to Noncontrolling Interest, Beginning Balance	$ 16,985,000		$ 2,610,000
Noncontrolling interests' share of (loss) income	(146,888,000)		(44,329,000)
Noncontrolling interests' share of other comprehensive income (loss)	4,776,000		(2,081,000)
Common share investments funded on behalf of noncontrolling interest	535,626,000	[1]	110,128,000	[1]
Funded amounts repayable to the Company	(535,626,000)	[1]	(110,128,000)	[1]
Changes in noncontrolling interests arising from changes in ownership interests	67,634,000		60,785,000
Stockholders' Equity Attributable to Noncontrolling Interest, Ending Balance	11,746,000		16,985,000
Other changes in noncontrolling interest	69,239,000	[2]
Oyu Tolgoi LLC [Member]
Stockholders' Equity Attributable to Noncontrolling Interest, Beginning Balance	(367,599,000)		(353,401,000)
Noncontrolling interests' share of (loss) income	(47,509,000)		(15,130,000)
Noncontrolling interests' share of other comprehensive income (loss)	11,268,000		932,000
Common share investments funded on behalf of noncontrolling interest	535,626,000	[1]	110,128,000	[1]
Funded amounts repayable to the Company	(535,626,000)	[1]	(110,128,000)	[1]
Stockholders' Equity Attributable to Noncontrolling Interest, Ending Balance	(334,601,000)		(367,599,000)
Other changes in noncontrolling interest	69,239,000	[2]
Common Share Investments effective annual rate	LIBOR plus 6.5%
Shareholder loans converted to equity	245,400,000
Unpaid dividends converted to equity	41,800,000
Cumulative Amount of Unrecognized interest	59,700,000		1,000,000
Cumulative amounts of funding	645,800,000		110,100,000
Ivanhoe Australia Limited [Member]
Stockholders' Equity Attributable to Noncontrolling Interest, Beginning Balance	100,868,000		69,092,000
Noncontrolling interests' share of (loss) income	(46,916,000)	[3]	(45,610,000)
Noncontrolling interests' share of other comprehensive income (loss)	520,000		1,751,000
Changes in noncontrolling interests arising from changes in ownership interests	43,909,000		75,635,000
Stockholders' Equity Attributable to Noncontrolling Interest, Ending Balance	98,381,000		100,868,000
SouthGobi Resources Ltd. [Member]
Stockholders' Equity Attributable to Noncontrolling Interest, Beginning Balance	283,716,000		286,919,000
Noncontrolling interests' share of (loss) income	(52,463,000)	[4]	16,411,000	[5]
Noncontrolling interests' share of other comprehensive income (loss)	(7,012,000)		(4,764,000)
Changes in noncontrolling interests arising from changes in ownership interests	23,725,000		(14,850,000)
Stockholders' Equity Attributable to Noncontrolling Interest, Ending Balance	$ 247,966,000		$ 283,716,000

[1]	During 2011 and 2012, Turquoise Hill funded common share investments in Oyu Tolgoi on behalf of Erdenes Oyu Tolgoi LLC ("Erdenes"). In accordance with the Amended and Restated Shareholders Agreement dated June 8, 2011, such funded amounts earn interest at an effective annual rate of LIBOR plus 6.5% and are repayable to Turquoise Hill via a pledge over Erdenes' share of future Oyu Tolgoi common share dividends. Erdenes also has the right to reduce the outstanding balance by making payments directly to Turquoise Hill. Common share investments funded on behalf of Erdenes are recorded as a reduction to the net carrying value of noncontrolling interest. As at December 31, 2012, the cumulative amounts of such funding and unrecognized interest were $645.8 million (December 31, 2011 - $110.1 million) and $59.7 million (December 31, 2011 - $1.0 million) respectively
[2]	During 2012, shareholder loans from Turquoise Hill to Oyu Tolgoi totalling $245.4 million were converted to equity. During 2012, unpaid dividends of $41.8 million on Oyu Tolgoi preferred shares held by Turquoise Hill were converted to equity.
[3]	During the year ended December 31, 2012, all of Ivanhoe Australia's revenue arose from sales in Australia to five customers.
[4]	During the year ended December 31, 2012, all of SouthGobi's revenue arose from coal sales in Mongolia. Revenue from the two largest customers was $21.3 million and $16.0 million, respectively.
[5]	During the year ended December 31, 2011, all of SouthGobi's revenue arose from coal sales in Mongolia. Revenue from the three largest customers was $82.4 million, $39.4 million and $35.8 million, respectively.

Cost Of Sales (Schedule Of Cost Of Sales) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Component Of Cost Of Sales [Line Items]
Production and delivery	$ 93,748,000		$ 121,155,000
Depreciation and depletion	20,244,000		28,153,000
Write-down of carrying value of inventory	25,890,000		18,936,000
Write-down of carrying value of property, plant and equipment	15,245,000		16,605,000
Cost of sales during mine operations	155,127,000		184,849,000
Cost of sales during idled mine period	52,958,000	[1]
Cost of sales	208,085,000		184,849,000
SouthGobi Resources Ltd. [Member]
Component Of Cost Of Sales [Line Items]
Cost of sales	135,335,000	[2]	184,849,000	[3]
Idled Mine Period [Member] | SouthGobi Resources Ltd. [Member]
Component Of Cost Of Sales [Line Items]
Depreciation expense included in cost of sales during idled mine period	$ 33,400,000		$ 0

[1]	Cost of sales during idled mine period for the year ended December 31, 2012 includes $33.4 million (2011 - $nil) of depreciation expense. The depreciation expense relates to SouthGobi's idled plant and equipment.
[2]	During the year ended December 31, 2012, all of SouthGobi's revenue arose from coal sales in Mongolia. Revenue from the two largest customers was $21.3 million and $16.0 million, respectively.
[3]	During the year ended December 31, 2011, all of SouthGobi's revenue arose from coal sales in Mongolia. Revenue from the three largest customers was $82.4 million, $39.4 million and $35.8 million, respectively.

Other Operating Expenses - Components Of Other Operating Expenses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Component of Operating Other Cost and Expense [Line Items]
Other operating expenses	$ 159,883	$ 72,098
Operational readiness [Member]
Component of Operating Other Cost and Expense [Line Items]
Other operating expenses	87,178	15,760
Operating segment administration [Member]
Component of Operating Other Cost and Expense [Line Items]
Other operating expenses	51,287	47,252
Corporate social responsibility [Member]
Component of Operating Other Cost and Expense [Line Items]
Other operating expenses	20,145	1,017
Public infrastructure [Member]
Component of Operating Other Cost and Expense [Line Items]
Other operating expenses	$ 1,273	$ 8,069

Other Income (Expense) - Schedule of Other Income (Expense) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other Income And Other Expense Disclosure [Line Items]
Unrealized losses on long-term investments (Note 6 (d))	$ (4,515)	$ (2,804)
Realized gains on sale of long-term investments (Note 6)	6,125	10,628
Unrealized gains on other long-term investments (Note 7)	11,463	3,573
Realized gains on other long-term investments (Note 7 (b))	4,483	123
Write-down of carrying value of long-term investments (Note 6)	(34,605)	(9,550)
Other income (expense)	$ (17,049)	$ 1,970

Cash Flow Information (Schedule Of Reconciliation Of Net Loss To Net Cash Flow Used In Operating Activities) (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Net loss		$ (581,443)	$ (614,701)
Loss from discontinued operations			9,105
Stock-based compensation		86,245	67,248
Accretion expense		5,131	754
Depreciation		56,265	30,583
Accrued interest income		(10,345)	(9,124)
Financing costs		164,384
Unrealized losses on long-term investments		4,515	2,804
Realized gains on sale of long-term investments		(6,125)	(10,628)
Unrealized gains on other long-term investments		(11,463)	(3,573)
Realized gains on other long-term investments		(4,483)	(123)
Change in fair value of derivative		(194,664)	432,536
Change in fair value of embedded derivatives		(39,512)	(106,489)
Unrealized foreign exchange (gains) losses		(14,308)	13,589
Share of loss (income) of significantly influenced investees		32,944	(17,208)
Write-down of current assets		42,095	23,224
Write-down of carrying values of property, plant and equipment		15,245	16,605
Gain on settlement of note receivable	(103,000)		(102,995)
Write-down of carrying value of long-term investments		34,605	9,550
Deferred income taxes		(18,690)	(9,268)
Bonus shares		5,621	3,802
Accounts receivable		40,960	(47,210)
Due from related parties		(445)
Inventories		(314,601)	(89,193)
Prepaid expenses		5,836	(33,016)
Accounts payable and accrued liabilities		126,738	55,688
Payable to related parties		66,116
Interest payable on long-term debt		2,074	6,319
Cash used in operating activities		$ (507,305)	$ (371,721)

Cash Flow Information (Schedule Of Non-Cash Investing And Financing Activities Related To Continuing Operations) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Rights offering (Note 16 (d) and (e))	$ 493,673	$ 1,193,064
Interest settlement on convertible credit facility (Note 12)	4,000	4,011
Total non-cash investing and financing activities	$ 497,673	$ 1,197,075

Cash Flow Information (Schedule Of Other Supplementary Cash Flow Information) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest paid	$ 9,843	$ 9,147
Income taxes paid	$ 2,418	$ 7,991

Related Party Transactions (Narrative) (Detail) (USD $)	12 Months Ended												12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Rio Tinto [Member]		Dec. 31, 2011 Rio Tinto [Member]	Mar. 01, 2013 Rio Tinto [Member]	Dec. 31, 2012 Actual [Member] Rio Tinto [Member]	Dec. 31, 2011 Actual [Member] Rio Tinto [Member]	Jan. 24, 2012 Maximum [Member]	Jan. 24, 2012 Maximum [Member] Rio Tinto [Member]	Jan. 24, 2012 Minimum [Member]	Jan. 24, 2012 Minimum [Member] Rio Tinto [Member]	Dec. 31, 2012 Altynalmas [Member]	Dec. 31, 2011 Altynalmas [Member]	Dec. 31, 2012 Oyu Tolgoi LLC [Member]
Related Party Transaction [Line Items]
Ownership percentage	50.80%	48.90%					50.80%	48.90%	51.00%	51.00%	49.00%	49.00%
Cash And Cash Equivalents Held By The Related Party			$ 970,591,000	[1]		$ 274,200,000									$ 696,400,000
Termination date of second deposit			March 1,2013
Interest income	19,453,000	22,077,000	385,000	[1]
Amounts due from related parties	1,200,000	1,200,000
Amounts payable to related parties	100,000	2,100,000
Ownership percentage													50.00%
Interest income													$ 4,600,000	$ 3,600,000

[1]	Cash and cash equivalents at December 31, 2012 included two deposits with Rio Tinto totalling $970.6 million (December 31, 2011 - $nil) that earn interest at LIBOR plus 3.25% and are required to be repaid, in whole or in part, to the Company on demand.

Related Party Transactions (Consolidated Balance Sheet Line Items Of Related Party) (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 01, 2013	Dec. 31, 2012		Dec. 31, 2011
Related Party Transaction [Line Items]
Due from related parties		$ 1,672		$ 1,227
Rio Tinto [Member]
Related Party Transaction [Line Items]
Cash and cash equivalents	274,200	970,591	[1]
Due from related parties		496
Payable to related parties:
Management services payment		(91,175)	[2]	(56,783)	[2]
Cost recoveries		(94,226)	[3]	(26,026)	[3]
Interest payable on long-term debt (Note 13)		(25,105)		(4,507)
Interim funding facility (Note 13 (a))		(1,799,004)		(400,655)
Due from (to) Related Parties		$ (1,038,423)		$ (487,971)

[1]	Cash and cash equivalents at December 31, 2012 included two deposits with Rio Tinto totalling $970.6 million (December 31, 2011 - $nil) that earn interest at LIBOR plus 3.25% and are required to be repaid, in whole or in part, to the Company on demand.
[2]	In accordance with the Amended and Restated Shareholders Agreement, which was signed on June 8, 2011, and other related agreements, Turquoise Hill is required to pay a management services payment to Rio Tinto equal to 1.5% of all capital costs and operating costs incurred by Oyu Tolgoi from March 31, 2010 until the Oyu Tolgoi mine achieves certain production milestones. Thereafter, the 1.5% factor increases to 3.0%.
[3]	Rio Tinto recovers the costs of providing general corporate support services and mine management services to Turquoise Hill. Mine management services are provided by Rio Tinto in its capacity as the manager of the Oyu Tolgoi mine.

Related Party Transactions (Related Party Transactions By Related Party) (Detail) (USD $)	12 Months Ended					12 Months Ended							12 Months Ended
	Dec. 31, 2012	Apr. 17, 2012	Dec. 31, 2011	Dec. 31, 2012 LIBOR [Member]	Dec. 31, 2011 LIBOR [Member]	Apr. 17, 2012 Robert Friedland [Member]	Dec. 31, 2012 Rio Tinto [Member]		Dec. 31, 2011 Rio Tinto [Member]		Dec. 31, 2010 Rio Tinto [Member]	Mar. 01, 2013 Rio Tinto [Member]	Dec. 31, 2012 Rio Tinto [Member] Series D Warrants [Member]	Dec. 31, 2012 Rio Tinto [Member] Commitment Fees [Member]	Dec. 31, 2011 Rio Tinto [Member] Commitment Fees [Member]	Dec. 31, 2012 Rio Tinto [Member] Interest Expense [Member]	Dec. 31, 2011 Rio Tinto [Member] Interest Expense [Member]	Dec. 31, 2012 Global Mining Management Corporation [Member]		Dec. 31, 2011 Global Mining Management Corporation [Member]		Dec. 31, 2012 Robert Friedland Related Entities [Member]		Dec. 31, 2011 Robert Friedland Related Entities [Member]
Related Party Transaction [Line Items]
Interest income on demand deposits	$ 19,453,000		$ 22,077,000				$ 385,000	[1]
Costs recoveries - Turquoise Hill							2,654,000
Financing Costs	(164,384,000)												(164,384,000)
Standby commitment fee (Note 16 (d))							(72,764,000)
Front end fees (Note 13)							(15,000,000)		(18,000,000)
Commitment fees (Note 13)														(17,681,000)	(7,705,000)
Interest expense (Note 13)	(11,943,000)		(11,013,000)													(101,109,000)	(881,000)
Management services payment							(34,392,000)	[2]	(42,770,000)	[2]
Costs recoveries - Rio Tinto							(113,326,000)	[3]	(40,808,000)	[3]
Net amount of related party transactions							(515,617,000)		(110,164,000)
Cash and cash equivalents deposited							970,591,000	[1]				274,200,000
Interest rate				3.25%	3.25%
Management services payment, percentage							3.00%				1.50%
Related party costs and expenses	45,243,000		23,114,000															24,019,000	[4]	14,815,000	[4]	21,224,000	[5]	8,299,000	[5]
Ownership percentage						10.00%
Company's Chairman and Chief Executive Officer's ownership percentage in Related Party entity						100.00%
Payment to settle cost-sharing arrangements with related party entities		$ 19,400,000

[1]	Cash and cash equivalents at December 31, 2012 included two deposits with Rio Tinto totalling $970.6 million (December 31, 2011 - $nil) that earn interest at LIBOR plus 3.25% and are required to be repaid, in whole or in part, to the Company on demand.
[2]	In accordance with the Amended and Restated Shareholders Agreement, which was signed on June 8, 2011, and other related agreements, Turquoise Hill is required to pay a management services payment to Rio Tinto equal to 1.5% of all capital costs and operating costs incurred by Oyu Tolgoi from March 31, 2010 until the Oyu Tolgoi mine achieves certain production milestones. Thereafter, the 1.5% factor increases to 3.0%.
[3]	Rio Tinto recovers the costs of providing general corporate support services and mine management services to Turquoise Hill. Mine management services are provided by Rio Tinto in its capacity as the manager of the Oyu Tolgoi mine.
[4]	Global Mining Management Corporation ("Global") is a private company based in Vancouver owned equally by seven companies, one of which is the Company. Global has a director in common with the Company. Global provides administration, accounting, and other office services to the Company on a cost-recovery basis.
[5]	Robert Friedland beneficially owns more than 10% of the Company and was the Company's CEO up until April 17, 2012. Turquoise Hill had various service arrangements with certain private companies 100%-owned by Mr. Friedland. These arrangements were on a cost-recovery basis and included aircraft rental and administration and other office services out of London, England and Singapore. The cost-sharing arrangements with these entities were terminated in April 2012, and a payment of $19.4 million was made to settle all obligations.

Segment Disclosures (Schedule Of Segment Disclosures) (Detail) (USD $)	1 Months Ended	12 Months Ended
	Aug. 31, 2011	Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
REVENUE		$ 133,771,000		$ 179,049,000
COST OF SALES		(208,085,000)		(184,849,000)
EXPENSES
Exploration and evaluation		(168,966,000)		(210,490,000)
Other operating expenses		(159,883,000)		(72,098,000)
General and administrative		(154,486,000)		(100,805,000)
Depreciation		(2,797,000)		(2,430,000)
Accretion of asset retirement obligations		(4,997,000)		(694,000)
Write-down of current assets		(16,205,000)		(4,288,000)
TOTAL EXPENSES		(715,419,000)		(575,654,000)
OPERATING LOSS		(581,648,000)		(396,605,000)
OTHER INCOME (EXPENSES)
Interest income		19,453,000		22,077,000
Interest expense		(11,943,000)		(11,013,000)
Financing Costs		(164,384,000)
Foreign exchange (losses) gains		7,236,000		(16,831,000)
Change in fair value of derivative		194,664,000		(432,536,000)
Change in fair value of embedded derivatives		39,512,000		106,489,000
Gain on settlement of note receivable	103,000,000			102,995,000
Other (expense) income		(17,049,000)		1,970,000
(LOSS) INCOME BEFORE INCOME TAXES AND OTHER ITEMS		(514,159,000)		(623,454,000)
(Provision) recovery of income taxes		(34,340,000)		650,000
Share of income (loss) of significantly influenced investees		(32,944,000)		17,208,000
NET (LOSS) INCOME FROM CONTINUING OPERATIONS		(581,443,000)		(605,596,000)
LOSS FROM DISCONTINUED OPERATIONS				(9,105,000)
NET (LOSS) INCOME		(581,443,000)		(614,701,000)
NET LOSS (INCOME) ATTRIBUTABLE TO NONCONTROLLING INTERESTS		146,888,000		44,329,000
NET (LOSS) INCOME ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.		(434,555,000)		(570,372,000)
CAPITAL EXPENDITURES		2,574,148,000		2,628,086,000
TOTAL ASSETS		9,084,791,000		6,136,828,000
Other Exploration [Member]
EXPENSES
Exploration and evaluation		(15,302,000)		(16,073,000)
Depreciation		(145,000)		(534,000)
TOTAL EXPENSES		(15,447,000)		(16,607,000)
OPERATING LOSS		(15,447,000)		(16,607,000)
OTHER INCOME (EXPENSES)
Interest income		74,000		42,000
Foreign exchange (losses) gains		(241,000)		262,000
(LOSS) INCOME BEFORE INCOME TAXES AND OTHER ITEMS		(15,614,000)		(16,303,000)
(Provision) recovery of income taxes		(81,000)		452,000
NET (LOSS) INCOME FROM CONTINUING OPERATIONS		(15,695,000)		(15,851,000)
NET (LOSS) INCOME		(15,695,000)		(15,851,000)
NET (LOSS) INCOME ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.		(15,695,000)		(15,851,000)
CAPITAL EXPENDITURES		225,000		551,000
TOTAL ASSETS		10,443,000		14,602,000
Corporate [Member]
EXPENSES
General and administrative		(154,486,000)		(100,805,000)
Depreciation		(45,000)		(135,000)
TOTAL EXPENSES		(154,531,000)		(100,940,000)
OPERATING LOSS		(154,531,000)		(100,940,000)
OTHER INCOME (EXPENSES)
Interest income		11,892,000		7,591,000
Interest expense		(1,114,000)		(1,541,000)
Financing Costs		(164,384,000)
Foreign exchange (losses) gains		14,900,000		(14,260,000)
Change in fair value of derivative		194,664,000		(432,536,000)
Gain on settlement of note receivable				102,995,000
Other (expense) income		2,219,000		13,674,000
(LOSS) INCOME BEFORE INCOME TAXES AND OTHER ITEMS		(96,354,000)		(425,017,000)
(Provision) recovery of income taxes		7,582,000		(6,222,000)
Share of income (loss) of significantly influenced investees		(33,134,000)		(23,071,000)
NET (LOSS) INCOME FROM CONTINUING OPERATIONS		(121,906,000)		(454,310,000)
LOSS FROM DISCONTINUED OPERATIONS				(9,105,000)
NET (LOSS) INCOME		(121,906,000)		(463,415,000)
NET (LOSS) INCOME ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.		(121,906,000)		(463,415,000)
CAPITAL EXPENDITURES		22,000		51,000
TOTAL ASSETS		1,257,796,000		525,854,000
Oyu Tolgoi LLC [Member]
EXPENSES
Exploration and evaluation		(42,181,000)		(15,028,000)
Other operating expenses		(107,540,000)		(16,788,000)
Depreciation				(173,000)
Accretion of asset retirement obligations		(2,218,000)		(414,000)
TOTAL EXPENSES		(151,939,000)		(32,403,000)
OPERATING LOSS		(151,939,000)		(32,403,000)
OTHER INCOME (EXPENSES)
Interest income		3,432,000		5,566,000
Foreign exchange (losses) gains		(4,786,000)		(3,648,000)
(LOSS) INCOME BEFORE INCOME TAXES AND OTHER ITEMS		(153,293,000)		(30,485,000)
(Provision) recovery of income taxes		(52,521,000)		(536,000)
NET (LOSS) INCOME FROM CONTINUING OPERATIONS		(205,814,000)		(31,021,000)
NET (LOSS) INCOME		(205,814,000)		(31,021,000)
NET LOSS (INCOME) ATTRIBUTABLE TO NONCONTROLLING INTERESTS		47,509,000		15,130,000
NET (LOSS) INCOME ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.		(158,305,000)		(15,891,000)
CAPITAL EXPENDITURES		2,389,555,000		2,383,446,000
TOTAL ASSETS		6,852,304,000		4,384,365,000
Ivanhoe Australia Limited [Member]
Segment Reporting Information [Line Items]
REVENUE		80,655,000	[1]
COST OF SALES		(72,750,000)	[1]
EXPENSES
Exploration and evaluation		(102,885,000)	[1]	(148,044,000)
Other operating expenses		(21,858,000)	[1]	(18,413,000)
Depreciation		(2,392,000)	[1]	(1,266,000)
Accretion of asset retirement obligations		(2,262,000)	[1],[2]
TOTAL EXPENSES		(202,147,000)	[1]	(167,723,000)
OPERATING LOSS		(121,492,000)	[1]	(167,723,000)
OTHER INCOME (EXPENSES)
Interest income		3,649,000	[1]	7,635,000
Foreign exchange (losses) gains		92,000	[1]	25,000
Other (expense) income		4,363,000	[1]	(8,622,000)
(LOSS) INCOME BEFORE INCOME TAXES AND OTHER ITEMS		(113,388,000)	[1]	(168,685,000)
(Provision) recovery of income taxes		(520,000)	[1]	(239,000)
Share of income (loss) of significantly influenced investees		289,000	[1]	40,279,000
NET (LOSS) INCOME FROM CONTINUING OPERATIONS		(113,619,000)	[1]	(128,645,000)
NET (LOSS) INCOME		(113,619,000)	[1]	(128,645,000)
NET LOSS (INCOME) ATTRIBUTABLE TO NONCONTROLLING INTERESTS		46,916,000	[1]	45,610,000
NET (LOSS) INCOME ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.		(66,703,000)	[1]	(83,035,000)
CAPITAL EXPENDITURES		93,688,000	[1]	25,930,000
TOTAL ASSETS		284,550,000	[1]	324,093,000
Number of major customers in Australia		5
SouthGobi Resources Ltd. [Member]
Segment Reporting Information [Line Items]
REVENUE		53,116,000	[3]	179,049,000	[4]
COST OF SALES		(135,335,000)	[3]	(184,849,000)	[4]
EXPENSES
Exploration and evaluation		(8,598,000)	[3]	(31,345,000)	[4]
Other operating expenses		(30,485,000)	[3]	(36,897,000)	[4]
Depreciation		(215,000)	[3]	(322,000)	[4]
Accretion of asset retirement obligations		(517,000)	[3]	(280,000)	[4]
Write-down of current assets		(16,205,000)	[3]	(4,288,000)	[4]
TOTAL EXPENSES		(191,355,000)	[3]	(257,981,000)	[4]
OPERATING LOSS		(138,239,000)	[3]	(78,932,000)	[4]
OTHER INCOME (EXPENSES)
Interest income		406,000	[3]	1,243,000	[4]
Interest expense		(10,829,000)	[3]	(9,472,000)	[4]
Foreign exchange (losses) gains		(2,729,000)	[3]	790,000	[4]
Change in fair value of embedded derivatives		39,512,000	[3]	106,489,000	[4]
Other (expense) income		(23,631,000)	[3]	(3,082,000)	[4]
(LOSS) INCOME BEFORE INCOME TAXES AND OTHER ITEMS		(135,510,000)	[3]	17,036,000	[4]
(Provision) recovery of income taxes		11,200,000	[3]	7,195,000	[4]
Share of income (loss) of significantly influenced investees		(99,000)	[3]
NET (LOSS) INCOME FROM CONTINUING OPERATIONS		(124,409,000)	[3]	24,231,000	[4]
NET (LOSS) INCOME		(124,409,000)	[3]	24,231,000	[4]
NET LOSS (INCOME) ATTRIBUTABLE TO NONCONTROLLING INTERESTS		52,463,000	[3]	(16,411,000)	[4]
NET (LOSS) INCOME ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.		(71,946,000)	[3]	7,820,000	[4]
CAPITAL EXPENDITURES		90,658,000	[3]	218,108,000	[4]
TOTAL ASSETS		679,698,000	[3]	887,914,000	[4]
SouthGobi Resources Ltd. [Member] | Mongolia [Member] | Customer One [Member]
OTHER INCOME (EXPENSES)
Revenue from major customers		21,300,000		82,400,000
SouthGobi Resources Ltd. [Member] | Mongolia [Member] | Customer Two [Member]
OTHER INCOME (EXPENSES)
Revenue from major customers		16,000,000		39,400,000
SouthGobi Resources Ltd. [Member] | Mongolia [Member] | Customer Three [Member]
OTHER INCOME (EXPENSES)
Revenue from major customers				$ 35,800,000

[1]	During the year ended December 31, 2012, all of Ivanhoe Australia's revenue arose from sales in Australia to five customers.
[2]	As at December 31, 2012, other assets included $24.1 million (December 31, 2011 - $23.8 million) held in restricted deposits that are legally restricted for the purpose of settling Ivanhoe Australia's asset retirement obligations.
[3]	During the year ended December 31, 2012, all of SouthGobi's revenue arose from coal sales in Mongolia. Revenue from the two largest customers was $21.3 million and $16.0 million, respectively.
[4]	During the year ended December 31, 2011, all of SouthGobi's revenue arose from coal sales in Mongolia. Revenue from the three largest customers was $82.4 million, $39.4 million and $35.8 million, respectively.

Commitments And Contingencies (Schedule Of Future Operating Payments) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Line Items]
2013	$ 290,821
2014	14,272
2015	11,985
2016	1,106
2017 onwards	3,251
Total purchase commitment	$ 321,435

Fair Value Accounting (Schedule Of Financial Assets And Liabilities Measured At Fair Value) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	$ 15,000
Long-term investments	37,472	76,068
Other long-term investments	270,612	317,325
Assets	323,084	393,393
Embedded derivative liability	8,876	48,388
Liabilities	8,876	48,388
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	15,000
Long-term investments	37,472	76,068
Other long-term investments		44,970
Assets	52,472	121,038
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded derivative liability	8,876	48,388
Liabilities	8,876	48,388
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other long-term investments	270,612	272,355
Assets	$ 270,612	$ 272,355

Fair Value Accounting (Schedule Of Summary Of Changes In Fair Value Of Level 3 Financial Assets) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning	$ 272,355	$ 146,643
Additions		115,000
Accrued interest	5,712	4,833
Foreign exchange gains (losses)	66	(604)
Fair value redeemed	(31,325)	(106)
Unrealized gains (losses) included in other comprehensive income	30,309	2,738
Unrealized gains included in earnings	11,433	3,851
Convertible Bond conversion	(17,938)
Balance at the end	270,612	272,355
Long-Term Notes [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning	32,277	29,763
Foreign exchange gains (losses)	66	(604)
Fair value redeemed	(31,325)	(106)
Unrealized gains included in earnings	9,122	3,224
Balance at the end	10,140	32,277
T-Bills [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning	88,348	80,394
Accrued interest	3,017	2,930
Unrealized gains (losses) included in other comprehensive income	15,166	5,024
Balance at the end	106,531	88,348
Tax Prepayment [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning	136,103	36,486
Additions		100,000
Accrued interest	2,695	1,903
Unrealized gains (losses) included in other comprehensive income	15,143	(2,286)
Balance at the end	153,941	136,103
Convertible Bonds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning	15,627
Additions		15,000
Unrealized gains included in earnings	2,311	627
Convertible Bond conversion	(17,938)
Balance at the end		$ 15,627